Aston Funds

Class N, I and R Shares

Prospectus - February 28, 2015

as supplemented on March 16, 2015

Ticker Symbols
EQUITY FUNDS	Class N	Class I	Class R
ASTON/Montag & Caldwell Growth Fund	MCGFX	MCGIX	MCRGX
ASTON/Herndon Large Cap Value Fund	AALIX	AHRNX	—
ASTON/Cornerstone Large Cap Value Fund	RVALX	AAVIX	—
ASTON/TAMRO Diversified Equity Fund	ATLVX	ATDEX	—
ASTON/River Road Dividend All Cap Value Fund	ARDEX	ARIDX	—
ASTON/River Road Dividend All Cap Value Fund II	ADVTX	ADIVX	—
ASTON/Fairpointe Mid Cap Fund	CHTTX	ABMIX	—
ASTON/Montag & Caldwell Mid Cap Growth Fund	AMCMX	AMMCX	—
ASTON/TAMRO Small Cap Fund	ATASX	ATSIX	—
ASTON/River Road Select Value Fund	ARSMX	ARIMX	—
ASTON/River Road Small Cap Value Fund	ARSVX	ARSIX	—
ASTON/River Road Independent Value Fund	ARIVX	ARVIX	—
ASTON/LMCG Small Cap Growth Fund	ACWDX	ACWIX	—
ASTON/Silvercrest Small Cap Fund	ASCTX	ACRTX	—

FIXED INCOME FUNDS
ASTON/DoubleLine Core Plus Fixed Income Fund	ADBLX	ADLIX	—
ASTON/TCH Fixed Income Fund	CHTBX	CTBIX	—

ALTERNATIVE FUNDS
ASTON/Lake Partners LASSO Alternatives Fund	ALSNX	ALSOX	—
ASTON/Anchor Capital Enhanced Equity Fund	AMBEX	AMDSX	—
ASTON/River Road Long-Short Fund	ARLSX	ALSIX	—

INTERNATIONAL FUNDS
ASTON/Barings International Fund	ABARX	ABIIX	—
ASTON/Guardian Capital Global Dividend Fund	AGCNX	AGCDX
ASTON/LMCG Emerging Markets Fund	ALEMX	ALMEX	—
ASTON/Pictet International Fund	APINX	APCTX

SECTOR FUND
ASTON/Harrison Street Real Estate Fund	ARFCX	AARIX	—

BALANCED FUND
ASTON/Montag & Caldwell Balanced Fund	MOBAX	MOBIX	—

Not FDIC Insured. No Bank Guarantee. May Lose Value.

The Securities and Exchange Commission has not approved or disapproved these or any mutual fund’s shares or determined if this prospectus is accurate or complete. Any representation to the contrary is a crime.

ASTON/Montag & Caldwell Growth Fund

INVESTMENT OBJECTIVES

The Fund seeks long-term capital appreciation and, secondarily, current income, by investing primarily in common stocks and convertible securities.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares	Class R Shares
Management Fees	0.63%	0.63%	0.63%
Distribution and Service (12b-1) Fees	0.25%	None	0.50%
Other Expenses	0.15%	0.15%	0.15%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.04%	0.79%	1.29%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and operating expenses remained the same.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$106	$331	$574	$1,271
Class I Shares	81	252	439	978
Class R Shares	131	409	708	1,556

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47.31%.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in common stocks, convertible preferred stocks, and convertible bonds. The subadviser uses a bottom-up approach to stock selection and seeks high quality, well-established, large-cap companies that the subadviser believes are growing their near-term earnings at an above average rate. The Fund defines a large-cap company as one having a market capitalization of $5 billion or more at the time of acquisition. The subadviser emphasizes valuation to find companies selling at a discount to their intrinsic value. These companies must pass an initial capitalization screen and:

■	Have a strong history of earnings growth
■	Be attractively priced, relative to the company’s potential for above average long-term earnings and revenue growth
■	Have strong balance sheets
■	Have a sustainable competitive advantage
■	Be currently, or have the potential to become, industry leaders
■	Have the potential to outperform during market downturns

The Fund may invest in foreign securities (directly and through depositary receipts).

To manage risk, the subadviser limits sector and individual security exposure, and adheres to a structured sell discipline.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Convertible Securities Risk. Convertible preferred stocks, which are convertible into shares of the issuer’s common stock and pay regular dividends, and convertible bonds, which are convertible into shares of the issuer’s common stock and bear interest, are subject to the risks of equity securities and fixed income securities. The lower the conversion premium, the more likely the price of the convertible security will follow the price of the underlying common

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stock. Conversely, higher premium convertible securities are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower, which may cause their prices to fall as interest rates rise.

The value of a convertible security is also affected by the credit quality of the issuer and any call provisions. There is the risk that the issuer of convertible preferred stock will not be able to make dividend payments or that the issuer of a convertible bond will not be able to make principal and/or interest payments.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations in addition to those typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and their prices may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations against, and little public information about, the companies. Trades typically take more time to settle and clear, and the costs of buying and selling foreign securities are generally higher than the costs associated with buying and selling securities traded in U.S. markets.

The values of the foreign securities held by the Fund may be affected by changes in currency exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of a holding denominated in that currency increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the foreign securities held by the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Growth Style Risk. Growth investing involves buying stocks of companies that the subadviser believes offer above-average growth potential. These stocks may have relatively high valuations, as measured by traditional valuation metrics (e.g., price-to-earnings ratios or price-to-book ratios). Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. Because different types of stocks go in and out of favor with prevailing market and economic conditions, the Fund’s performance may be adversely affected when growth stocks underperform.

Liquidity Risk. When there is no willing buyer and a security cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities, at the Fund’s desired price or at all, can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to wider bid-ask spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the subadviser’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

FUND PERFORMANCE

The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class N shares, Class I shares, and Class R shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of Class N shares and Class R shares due to 12b-1 fees paid by Class N shares and Class R shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling toll-free 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Class N Shares

Calendar Year Total Return

Best quarter:	06/09	14.92%
Worst quarter:	12/08	(20.35)%

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The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.

Average Annual Total Return

(For the periods ended December 31, 2014)

	ASTON/Montag & Caldwell Growth Fund
	1 Year	5 Years	10 Years	Since Inception
Class N Shares (Inception 11/2/94):
Return Before Taxes	7.35%	11.45%	7.56%	9.29%
Return After Taxes on Distributions	3.13%	9.65%	6.37%	8.43%
Return After Taxes on Distributions and Sale of Fund Shares	7.69%	9.22%	6.19%	8.04%
Class I Shares (Inception 6/28/96):
Return Before Taxes	7.59%	11.72%	7.84%	7.83%
Class R Shares (Inception 12/31/02):
Return Before Taxes	7.04%	11.17%	7.30%	7.79%
Russell 1000 Growth Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from October 31, 1994. Index return for Class I shares, since inception, computed from June 30, 1996, is 7.29%. Index return for Class R shares, since inception, computed from December 31, 2002, is 9.94%.)	13.05%	15.81%	8.49%	8.88%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sales of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares and Class R shares will vary.

MANAGEMENT

Aston Asset Management, LLC serves as the investment adviser to the Fund. Montag & Caldwell, LLC (“Montag & Caldwell”) serves as the subadviser to the Fund.

Mr. Ronald E. Canakaris, CFA, CIC, Chairman and Chief Investment Officer of Montag & Caldwell, has served as the Fund’s Lead Portfolio Manager since the Fund’s inception in November 1994. Mr. Andrew W. Jung, CFA, Co-Director of Research of Montag & Caldwell, has served as the Fund’s Co-Portfolio Manager since February 2015.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased, exchanged, or redeemed on any business day by written request (Aston Funds, P.O. Box 9765, Providence, Rhode Island 02940), wire transfer, online access (www.astonfunds.com), or by telephone (800-992-8151). Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

Class and Account Type	Minimum Initial Investment	Subsequent Investments
Class N—Regular Accounts	$2,500	$50
Individual Retirement Accounts (IRAs)	$500	$50
Education Savings Accounts (ESAs) (except R Class)	$500	$50
Custodial Accounts for Minors (UGMA/UTMA)	$500	$50
Class I—Institutional Accounts	$1 Million	$50
Class R—Retirement Plans	$2,500	$50

Class R shares are only intended for use within retirement plans offered through a financial representative or a plan sponsor.

TAX INFORMATION

The Fund’s distributions are generally taxable as ordinary income or capital gains for federal income tax purposes, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ASTON/Herndon Large Cap Value Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fees	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(a)	0.25%	0.25%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.31%	1.06%
(a)	Other expenses include fees equal to 0.07% recouped by the investment adviser pursuant to an expense reimbursement agreement. The expense reimbursement agreement provides that for a period of up to three years from the end of the fiscal year during which management fees are waived or operating expenses are reimbursed, the investment adviser is entitled to be reimbursed by the Fund for such fees waived and expenses reimbursed from commencement of operations through the completion of the first three full fiscal years to the extent that the Fund’s Total Annual Operating Expenses for a class, not including investment-related costs (such as brokerage commissions), interest, taxes, extraordinary expenses and acquired fund fees and expenses, remain at or below the operating expense limit applicable to each class after such reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and operating expenses remained the same as shown above, including the recoupment for the first year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$133	$400	$688	$1,506
Class I Shares	108	322	554	1,219

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 75.46%.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in securities of large-cap companies that the subadviser believes are undervalued compared to their perceived worth. The Fund invests primarily in common stocks and other equity securities. Value stocks tend to have prices that are low relative to their earnings, dividends, assets or other financial measures. The Fund defines a large-cap company as one having a market capitalization, at the time of acquisition, within the range of market capitalizations of companies constituting the Russell 1000 Index. The composition, and thus market capitalization range, of the Russell 1000 Index changes periodically. As of December 31, 2014, the market capitalization range of the Russell 1000 Index was approximately $275 million to $665.6 billion.

The subadviser combines a value-oriented approach with fundamental analysis to identify companies primarily from the Russell 1000 Index that it believes have strong fundamentals and whose stocks are undervalued relative to other companies in the Index. Companies that meet minimum capitalization and quality screens are evaluated and ranked based on a number of fundamental metrics. The subadviser seeks to construct a portfolio that has the following characteristics relative to the Russell 1000 Index:

■	Higher quality
■	Higher dividend growth rates
■	Lower valuation
■	Stronger earnings growth
■	Lower volatility

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To manage risk, the subadviser seeks to limit sector and security exposure, maintain sector diversification, maintain a bias towards liquidity and adhere to a disciplined sell process.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Liquidity Risk. When there is no willing buyer and a security cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities, at the Fund’s desired price or at all, can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to wider bid-ask spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the subadviser’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Value Style Risk. Value investing involves buying stocks that the subadviser believes are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, the valuation levels of value stocks are less than those of growth stocks. Because different types of stocks go in and out of favor with prevailing market and economic conditions, the Fund’s performance may be adversely affected when value stocks underperform.

FUND PERFORMANCE

The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year for the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling toll-free 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Class N Shares

Calendar Year Total Return

Best quarter:	03/12	16.26%
Worst quarter:	09/11	(15.38)%

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The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.

Average Annual Total Returns

(For the periods ended December 31, 2014)

	ASTON/Herndon Large Cap Value Fund
	1 Year	Since Inception
Class N Shares (Inception 3/31/10):
Return Before Taxes	1.05%	11.30%
Return After Taxes on Distributions	(0.47)%	10.15%
Return After Taxes on Distributions and Sale of Fund Shares	1.86%	8.75%
Class I Shares (Inception 3/2/11):
Return Before Taxes	1.26%	10.38%
Russell 1000 Value Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from March 31, 2010. Index return for Class I shares, since inception, computed from February 28, 2011, is 14.36%.)	13.45%	14.70%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sales of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

MANAGEMENT

Aston Asset Management, LLC serves as the investment adviser to the Fund. Herndon Capital Management, LLC (“Herndon”) serves as the subadviser to the Fund.

Randell A. Cain Jr., CFA, a principal of Herndon, serves as the Portfolio Manager of the Fund. Mr. Cain has served as the Portfolio Manager since the Fund’s inception in March 2010.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased, exchanged, or redeemed on any business day by written request (Aston Funds, P.O. Box 9765, Providence, Rhode Island 02940), wire transfer, online access (www.astonfunds.com), or by telephone (800-992-8151). Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

Class and Account Type	Minimum Initial Investment	Subsequent Investments
Class N—Regular Accounts	$2,500	$50
Individual Retirement Accounts (IRAs)	$500	$50
Education Savings Accounts (ESAs)	$500	$50
Custodial Accounts for Minors (UGMA/UTMA)	$500	$50
Class I—Institutional Accounts	$1 Million	$50

TAX INFORMATION

The Fund’s distributions are generally taxable as ordinary income or capital gains for federal income tax purposes, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ASTON/Cornerstone Large Cap Value Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide total return through long-term capital appreciation and current income.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fees	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.31%	1.06%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and operating expenses remained the same.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$133	$415	$718	$1,579
Class I Shares	108	337	585	1,294

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30.03%.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of large-cap companies. The subadviser seeks to identify stocks it believes are undervalued relative to such companies’ perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. The Fund defines a large-cap company as one having a market capitalization of $5 billion or more at the time of acquisition.

The subadviser uses a bottom-up investment approach in buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, including market, economic, political, and regulatory conditions. Factors considered may include analysis of:

■	Earnings
■	Cash flow
■	Competitive position
■	Management ability

Quantitative analysis of these and other factors may also be considered.

The Fund may invest in foreign securities (directly and through depositary receipts).

To manage risk, the subadviser generally limits position sizes, diversifies among sectors, and adheres to a structured sell discipline.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

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Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations in addition to those typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and their prices may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations against, and little public information about, the companies. Trades typically take more time to settle and clear, and the costs of buying and selling foreign securities are generally higher than the costs associated with buying and selling securities traded in U.S. markets.

The values of the foreign securities held by the Fund may be affected by changes in currency exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of a holding denominated in that currency increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the foreign securities held by the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Liquidity Risk. When there is no willing buyer and a security cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities, at the Fund’s desired price or at all, can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to wider bid-ask spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the subadviser’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Value Style Risk. Value investing involves buying stocks that the subadviser believes are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, the valuation levels of value stocks are less than those of growth stocks. Because different types of stocks go in and out of favor with prevailing market and economic conditions, the Fund’s performance may be adversely affected when value stocks underperform.

FUND PERFORMANCE

The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling toll-free 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Class N Shares

Calendar Year Total Return

Best quarter:	06/09	15.00%
Worst quarter:	12/08	(19.32)%

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The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.

Average Annual Total Returns

(For the periods ended December 31, 2014)

	ASTON/Cornerstone Large Cap Value Fund
	1 Year	5 Years	10 Years	Since Inception
Class N Shares (Inception 1/04/93):
Return Before Taxes	6.94%	13.29%	7.30%	8.22%
Return After Taxes on Distributions	6.76%	13.10%	6.63%	6.79%
Return After Taxes on Distributions and Sale of Fund Shares	4.08%	10.67%	5.92%	6.43%
Class I Shares (Inception 9/20/05):
Return Before Taxes	7.17%	13.60%	N/A	7.59%
Russell 1000 Value Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from December 31, 1992. Index return for Class I shares, since inception, computed from September 30, 2005, is 7.27%.)	13.45%	15.42%	7.30%	10.24%

Cornerstone Investment Partners, LLC (“Cornerstone”) became the subadviser to the Fund on July 15, 2011. Performance prior to that date reflects the performance of a previous subadviser. Performance prior to September 27, 2001 reflects the performance of a predecessor fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

MANAGEMENT

Aston Asset Management, LLC serves as the investment adviser to the Fund. Cornerstone serves as the subadviser to the Fund.

Mr. John Campbell, CFA, Chief Investment Officer of Cornerstone, Mr. Rick van Nostrand, CFA, a Cornerstone portfolio manager, Mr. Cameron Clement, CFA, a Cornerstone portfolio manager and Mr. Dean Morris, CFA, a Cornerstone portfolio manager, serve as Portfolio Managers of the Fund. Messrs. Campbell, van Nostrand, Clement and Morris have served as the Fund’s Portfolio Managers since July 2011.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased, exchanged, or redeemed on any business day by written request (Aston Funds, P.O. Box 9765, Providence, Rhode Island 02940), wire transfer, online access (www.astonfunds.com), or by telephone (800-992-8151). Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

Class and Account Type	Minimum Initial Investment	Subsequent Investments
Class N—Regular Accounts	$2,500	$50
Individual Retirement Accounts (IRAs)	$500	$50
Education Savings Accounts (ESAs)	$500	$50
Custodial Accounts for Minors (UGMA/UTMA)	$500	$50
Class I—Institutional Accounts	$1 Million	$50

TAX INFORMATION

The Fund’s distributions are generally taxable as ordinary income or capital gains for federal income tax purposes, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ASTON/TAMRO Diversified Equity Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fees	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.32%	0.32%
Total Annual Fund Operating Expenses	1.37%	1.12%
Fee Waiver and/or Expense Reimbursement(a)	(0.17)%	(0.17)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(a)	1.20%	0.95%
(a)	The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including investment-related costs (such as brokerage commissions), interest, taxes, extraordinary expenses and acquired fund fees and expenses, through February 29, 2016, to the extent that operating expenses exceed 1.20% of the Fund’s average daily net assets with respect to Class N shares and 0.95% of the Fund’s average daily net assets with respect to Class I shares. Prior to February 29, 2016, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$122	$417	$734	$1,632
Class I Shares	97	339	600	1,348

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40.41%.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities. The subadviser seeks opportunities across the growth/value spectrum, resulting in what is generally considered a diversified “core” portfolio. While the Fund invests primarily in equity securities of large-cap companies, the Fund may also have holdings outside of the large capitalization range. The Fund defines a large-cap company as one having a capitalization greater than $6 billion at the time of acquisition.

The subadviser’s investment process focuses on bottom-up stock selection with the goal of identifying companies that possess a sustainable competitive advantage combined with an attractive valuation. A sustainable competitive advantage may be derived from a unique product or service offering, a capable and experienced management team, and financial flexibility in allocating capital.

Through the use of both qualitative and quantitative evaluation, the subadviser seeks securities that it believes meet the specific criteria of one of three investment categories:

■	Leaders (historically leading market share and above average profitability),
■	Laggards (failed to create value in recent years, but have the potential for significant gains in profitability as new or reinvigorated management seeks to restructure operations), and
■	Innovators (commitment to the introduction of new or innovative products or services).

The Fund may invest in real estate investment trusts (“REITs”), foreign securities (directly and through depositary receipts), convertible preferred stocks, and convertible bonds. The Fund may invest in options on securities and securities indices for hedging purposes or to seek capital appreciation. Conversely, the subadviser may sell covered call options on securities held in the portfolio.

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To manage risk, the subadviser limits position sizes, diversifies across both market sectors and capitalization, and adheres to a structured sell discipline.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Convertible Securities Risk. Convertible preferred stocks, which are convertible into shares of the issuer’s common stock and pay regular dividends, and convertible bonds, which are convertible into shares of the issuer’s common stock and bear interest, are subject to the risks of equity securities and fixed income securities. The lower the conversion premium, the more likely the price of the convertible security will follow the price of the underlying common stock. Conversely, higher premium convertible securities are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower, which may cause their prices to fall as interest rates rise.

The value of a convertible security is also affected by the credit quality of the issuer and any call provisions. There is the risk that the issuer of convertible preferred stock will not be able to make dividend payments or that the issuer of a convertible bond will not be able to make principal and/or interest payments.

Derivatives Risk. Risks associated with derivatives may include the risk that the derivative is imperfectly correlated with the security, index or currency to which it relates, the risk that derivatives may not have the intended effects and may result in losses or missed opportunities and the risk that the Fund will be unable to sell or otherwise close out the derivative. Derivative transactions could also expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. The use of over-the-counter derivatives subjects the Fund to the risk that the counterparty to the derivative may be unwilling or unable to meet its obligations on the investment. The use of certain derivatives may expose the Fund to the underlying market or other reference asset in an amount exceeding the cash investment of the Fund.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations in addition to those typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and their prices may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations against, and little public information about, the companies. Trades typically take more time to settle and clear, and the costs of buying and selling foreign securities are generally higher than the costs associated with buying and selling securities traded in U.S. markets.

The values of the foreign securities held by the Fund may be affected by changes in currency exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of a holding denominated in that currency increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the foreign securities held by the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Growth Style Risk. Growth investing involves buying stocks of companies that the subadviser believes offer above-average growth potential. These stocks may have relatively high valuations, as measured by traditional valuation metrics (e.g., price-to-earnings ratios or price-to-book ratios). Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. Because different types of stocks go in and out of favor with prevailing market and economic conditions, the Fund’s performance may be adversely affected when growth stocks underperform.

Liquidity Risk. When there is no willing buyer and a security cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities, at the Fund’s desired price or at all, can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to wider bid-ask spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the subadviser’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

REIT Risk. Securities of REITs may be affected by changes in the values of their underlying properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, which may be subject to defaults by borrowers and self-liquidations. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate prices are also affected by general economic conditions. When growth is slowing, demand for property decreases and prices and rents may decline. High or rising interest rates, which result in high or rising mortgage and financing costs, may restrain buying and selling activity, reducing the appeal of real estate investments. Distributions from REITs generally are taxed as ordinary income for federal income tax purposes.

Value Style Risk. Value investing involves buying stocks that the subadviser believes are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, the valuation levels of value stocks are less than those of growth stocks. Because different types of stocks go in and out of favor with prevailing market and economic conditions, the Fund’s performance may be adversely affected when value stocks underperform.

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FUND PERFORMANCE

The bar chart shows how the Fund’s performance of Class N shares of the Fund has varied from year to year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling toll-free 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Class N Shares

Calendar Year Total Return

Best quarter:	09/10	16.72%
Worst quarter:	12/08	(23.58)%

The table below indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.

Average Annual Total Returns

(For the periods ended December 31, 2014)

	ASTON/TAMRO Diversified Equity Fund
	1 Year	5 Years	10 Years	Since Inception
Class N Shares (Inception 11/30/00):
Return Before Taxes	11.21%	13.62%	7.58%	7.05%
Return After Taxes on Distributions	9.03%	12.94%	6.89%	6.51%
Return After Taxes on Distributions and Sale of Fund Shares	7.44%	10.85%	6.13%	5.79%
Class I Shares (Inception 03/02/12):
Return Before Taxes	11.54%	N/A	N/A	15.40%
Russell 1000 Index (Reflects no deduction for taxes, expenses or fees, Index return for Class I Shares, since inception, computed from February 29, 2012, is 17.91%.)	13.24%	15.64%	7.96%	5.62%

As of June 30, 2009, the Fund changed its name from ASTON/TAMRO All Cap Fund to ASTON/TAMRO Diversified Equity Fund. As of January 1, 2008, the Fund changed its name from ASTON/TAMRO Large Cap Value Fund to ASTON/TAMRO All Cap Fund. Performance prior to such times reflects the Fund’s former strategy and the performance may have differed if the current strategy was in place.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

MANAGEMENT

Aston Asset Management, LLC serves as the investment adviser to the Fund. TAMRO Capital Partners LLC (“TAMRO”) serves as the subadviser to the Fund.

Mr. Philip D. Tasho, CFA, Chief Executive Officer and Chief Investment Officer of TAMRO, serves as Portfolio Manager of the Fund and Mr. Timothy A. Holland, CFA, a principal of TAMRO, serves as Co-Portfolio Manager of the Fund. Mr. Tasho has served as a Portfolio Manager of the Fund since the Fund’s inception in November 2000. Mr. Holland has served as Co-Portfolio Manager of the Fund since March 2010.

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PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased, exchanged, or redeemed on any business day by written request (Aston Funds, P.O. Box 9765, Providence, Rhode Island 02940), wire transfer, online access (www.astonfunds.com), or by telephone (800-992-8151). Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

Class and Account Type	Minimum Initial Investment	Subsequent Investments
Class N—Regular Accounts	$2,500	$50
Individual Retirement Accounts (IRAs)	$500	$50
Education Savings Accounts (ESAs)	$500	$50
Custodial Accounts for Minors (UGMA/UTMA)	$500	$50
Class I—Institutional Accounts	$1 Million	$50

TAX INFORMATION

The Fund’s distributions are generally taxable as ordinary income or capital gains for federal income tax purposes, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ASTON/River Road Dividend All Cap Value Fund

INVESTMENT OBJECTIVES

The Fund seeks to provide high current income and, secondarily, long-term capital appreciation.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fees	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.14%	0.14%
Total Annual Fund Operating Expenses	1.09%	0.84%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and operating expenses remained the same.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$111	$347	$601	$1,329
Class I Shares	86	268	466	1,037

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31.78%.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its assets in equity securities. The Fund invests in a diversified, all-cap portfolio of income-producing equity securities with yields that the subadviser believes will exceed that of the Russell 3000 Value Index. The Fund invests primarily in dividend paying common stocks, publicly traded partnerships (“PTPs”), and real estate investment trusts (“REITs”). The Fund may also invest in foreign securities (directly and through depositary receipts), closed-end funds or other investment companies (including exchange-traded funds (“ETFs”)), convertible preferred stocks, and royalty income trusts. Using systematic and dynamic internal research through multiple sources, the subadviser narrows the field of companies into a more refined working universe. The subadviser then employs a value-driven, bottom-up approach that seeks to identify companies that it believes have certain characteristics including:

■	High, growing dividend yield
■	Financial strength
■	Priced at a discount to absolute value
■	Attractive business model
■	Shareholder-oriented management
■	Undiscovered, underfollowed, misunderstood companies

To manage risk, the subadviser employs a structured sell discipline and a strategy of balanced diversification.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Convertible Securities Risk. Convertible preferred stocks, which are convertible into shares of the issuer’s common stock and pay regular dividends, and convertible bonds, which are convertible into shares of the issuer’s common stock and bear interest, are subject to the risks of equity securities and fixed income securities. The lower the conversion premium, the more likely the price of the convertible security will follow the price of the underlying common stock. Conversely, higher premium convertibles are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower, which may cause their prices to fall as interest rates rise.

Prospectus  |    16

The value of a convertible security is also affected by the credit quality of the issuer and any call provisions. There is the risk that the issuer of convertible preferred stock will not be able to make dividend payments.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations in addition to those typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and their prices may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations against, and little public information about, the companies. Trades typically take more time to settle and clear, and the costs of buying and selling foreign securities are generally higher than the costs associated with buying and selling securities traded in U.S. markets.

The values of the foreign securities held by the Fund may be affected by changes in currency exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of a holding denominated in that currency increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the foreign securities held by the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Investment Company Risk. The Fund may invest in securities of other investment companies, including ETFs, open-end funds and closed-end funds. The risks of investing in other investment companies typically reflect the risks of the types of securities in which those investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their net asset value per share. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.

Liquidity Risk. When there is no willing buyer and a security cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities, at the Fund’s desired price or at all, can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to wider bid-ask spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the subadviser’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

PTP Risk. Investing in PTPs (including master limited partnerships) involves special risks in addition to those typically associated with publicly traded companies. PTPs are exposed to the risks of their underlying assets, which in many cases includes the same types of risks as energy and natural resources companies, such as commodity pricing risk, supply and demand risk and depletion and exploration risk. PTPs are also subject to capital markets risk, which is the risk that they are unable to raise capital to execute their growth strategies. PTPs are also subject to tax risk, which is the risk that PTPs may lose their partnership status for tax purposes.

REIT Risk. Securities of REITs may be affected by changes in the values of their underlying properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, which may be subject to defaults by borrowers and self-liquidations. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate prices are also affected by general economic conditions. When growth is slowing, demand for property decreases and prices and rents may decline. High or rising interest rates, which result in high or rising mortgage and financing costs, may restrain buying and selling activity, reducing the appeal of real estate investments. Distributions from REITs generally are taxed as ordinary income for federal income tax purposes.

Royalty Income Trust Risk. Investing in royalty income trusts, which typically passively manage royalties and net working interests in oil-, gas- or mineral-producing properties and rely on outside drilling or mining companies to extract the resources, involves certain risks not typically associated with investing in publicly traded companies. Royalty income trusts generally do not guarantee minimum distributions or return of capital. If the assets underlying a royalty income trust do not perform as expected, the trust may reduce or eliminate distributions, which will significantly impair the value of an investment in the trust. Royalty income trusts are also exposed to many of the same risks as energy and natural resources companies, such as commodity pricing risk, supply and demand risk and depletion and exploration risk.

Small-Cap and Mid-Cap Company Risk. Investing in securities of small-cap and mid-cap companies may involve greater risks than investing in securities of larger, more established companies. Small-cap and mid-cap companies generally have limited product lines, markets, and financial resources. Their securities may trade less frequently and in more limited volumes than the securities of larger, more established companies. Also, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline more than those of large-cap companies in market downturns.

Value Style Risk. Value investing involves buying stocks that the subadviser believes are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, the valuation levels of value stocks are less than those of growth stocks. Because different types of stocks go in and out of favor with investors depending on prevailing market and economic conditions, the Fund’s performance may be adversely affected when value stocks underperform.

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FUND PERFORMANCE

The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling toll-free 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Class N Shares

Calendar Year Total Return

Best quarter:	03/13	13.84%
Worst quarter:	12/08	(19.54)%

The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.

Average Annual Total Returns

(For the periods ended December 31, 2014)

	ASTON/River Road Dividend All Cap Value Fund
	1 Year	5 Years	Since Inception
Class N Shares (Inception 6/28/05):
Return Before Taxes	9.13%	14.38%	8.77%
Return After Taxes on Distributions	6.21%	12.92%	7.59%
Return After Taxes on Distributions and Sale of Fund Shares	7.44%	11.57%	7.06%
Class I Shares (Inception 6/28/07):
Return Before Taxes	9.41%	14.68%	6.64%
Russell 3000 Value Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from June 30, 2005. Index return for Class I shares, since inception, computed from June 30, 2007, is 5.13%.)	12.70%	15.34%	7.47%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

MANAGEMENT

Aston Asset Management, LLC serves as the investment adviser to the Fund. River Road Asset Management, LLC (“River Road”) serves as the subadviser to the Fund.

Mr. Henry W. Sanders, CFA, Executive Vice President of River Road, serves as Lead Portfolio Manager of the Fund. Mr. Thomas S. Forsha, CFA, Vice President of River Road, and Mr. James C. Shircliff, CFA, Chief Investment Officer of River Road, serve as Co-Portfolio Managers of the Fund. Mr. Shircliff and Mr. Sanders have served as Portfolio Managers of the Fund since June 2005. Mr. Forsha has served as a Portfolio Manager of the Fund since June 2007.

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PURCHASE AND SALE OF FUND SHARES*

Shares of the Fund may be purchased, exchanged, or redeemed on any business day by written request (Aston Funds, P.O. Box 9765, Providence, Rhode Island 02940), wire transfer, online access (www.astonfunds.com), or by telephone (800-992-8151). Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

Class and Account Type	Minimum Initial Investment	Subsequent Investments
Class N—Regular Accounts	$2,500	$50
Individual Retirement Accounts (IRAs)	$500	$50
Education Savings Accounts (ESAs)	$500	$50
Custodial Accounts for Minors (UGMA/UTMA)	$500	$50
Class I—Institutional Accounts	$1 Million	$50
*	The Fund is currently accepting additional investments from existing investors only. The Fund will remain closed to new investors until further notice, with certain limited exceptions as listed in the “Shareholder Information” Section of the statutory prospectus.

TAX INFORMATION

The Fund’s distributions are generally taxable as ordinary income or capital gains for federal income tax purposes, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ASTON/River Road Dividend All Cap Value Fund II

INVESTMENT OBJECTIVES

The Fund seeks to provide long term capital appreciation and high current income.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fees	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.22%	0.22%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.18%	0.93%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and operating expenses remained the same.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$120	$375	$649	$1,432
Class I Shares	95	296	515	1,143

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29.42%.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions the Fund invests at least 80% of its assets in equity securities. The Fund invests in a diversified, all-cap portfolio of income-producing equity securities, typically of companies with a market capitalization of at least $1 billion at the time of initial purchase. The subadviser seeks to obtain a portfolio yield that exceeds that of the Russell 3000 Value Index. The Fund invests primarily in dividend-paying common stocks, publicly traded partnerships (“PTPs”), and real estate investment trusts (“REITs”). The Fund may also invest in foreign securities (directly and through depositary receipts), closed-end funds or other investment companies including exchange-traded funds (“ETFs”), convertible preferred stocks, and royalty income trusts. Using a proprietary research process, the subadviser narrows the field of potential investments into a more refined working universe. The subadviser then employs a value-driven, bottom-up approach that seeks to identify companies that it believes have certain characteristics including:

■	High, growing dividend yield
■	Financial strength
■	Priced at a discount to absolute value
■	Attractive business model
■	Shareholder-oriented management
■	Undiscovered, underfollowed, misunderstood companies

To manage risk, the subadviser employs a structured sell discipline and a strategy of balanced diversification.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Convertible Securities Risk. Convertible preferred stocks, which are convertible into shares of the issuer’s common stock and pay regular dividends, and convertible bonds, which are convertible into shares of the issuer’s common stock and bear interest, are subject to the risks of equity securities and fixed income securities. The lower the conversion premium, the more likely the price of the convertible security will follow the price of the underlying common

Prospectus  |    20

stock. Conversely, higher premium convertible securities are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower, which may cause their prices to fall as interest rates rise.

The value of a convertible security is also affected by the credit quality of the issuer and any call provisions. There is the risk that the issuer of convertible preferred stock will not be able to make dividend payments.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations in addition to those typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and their prices may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations against, and little public information about, the companies. Trades typically take more time to settle and clear, and the costs of buying and selling foreign securities are generally higher than the costs associated with buying and selling securities traded in U.S. markets.

The values of the foreign securities held by the Fund may be affected by changes in currency exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of a holding denominated in that currency increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the foreign securities held by the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Investment Company Risk. The Fund may invest in securities of other investment companies, including ETFs, open-end funds and closed-end funds. The risks of investing in other investment companies typically reflect the risks of the types of securities in which those investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their net asset value per share. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.

Liquidity Risk. When there is no willing buyer and a security cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities, at the Fund’s desired price or at all, can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to wider bid-ask spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the subadviser’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

PTP Risk. Investing in PTPs (including master limited partnerships) involves special risks in addition to those typically associated with publicly traded companies. PTPs are exposed to the risks of their underlying assets, which in many cases include the same types of risks as energy and natural resources companies, such as commodity pricing risk, supply and demand risk and depletion and exploration risk. PTPs are also subject to capital markets risk, which is the risk that they are unable to raise capital to execute their growth strategies. PTPs are also subject to tax risk, which is the risk that PTPs may lose their partnership status for tax purposes.

REIT Risk. Securities of REITs may be affected by changes in the values of their underlying properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, which may be subject to defaults by borrowers and self-liquidations. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate prices are also affected by general economic conditions. When growth is slowing, demand for property decreases and prices and rents may decline. High or rising interest rates, which result in high or rising mortgage and financing costs, may restrain buying and selling activity, reducing the appeal of real estate investments. Distributions from REITs generally are taxed as ordinary income for federal income tax purposes.

Royalty Income Trust Risk. Investing in royalty income trusts, which typically passively manage royalties and net working interests in oil-, gas- or mineral-producing properties and rely on outside drilling or mining companies to extract the resources, involves certain risks not typically associated with investing in publicly traded companies. Royalty income trusts generally do not guarantee minimum distributions or return of capital. If the assets underlying a royalty income trust do not perform as expected, the trust may reduce or eliminate distributions, which will significantly impair the value of an investment in the trust. Royalty income trusts are also exposed to many of the same risks as energy and natural resources companies, such as commodity pricing risk, supply and demand risk and depletion and exploration risk.

Small-Cap and Mid-Cap Company Risk. Investing in securities of small-cap and mid-cap companies may involve greater risks than investing in securities of larger, more established companies. Small-cap and mid-cap companies generally have limited product lines, markets, and financial resources. Their securities may trade less frequently and in more limited volumes than the securities of larger, more established companies. Also, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline more than those of large-cap companies in market downturns.

Value Style Risk. Value investing involves buying stocks that the subadviser believes are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, the valuation levels of value stocks are less than those of growth stocks. Because different types of stocks go in and out of favor with prevailing market and economic conditions, the Fund’s performance may be adversely affected when value stocks underperform.

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FUND PERFORMANCE

The bar chart shows the performance of the Class N shares of the Fund for the period shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling toll-free 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Class N Shares

Calendar Year Total Return

Best quarter:	03/13	13.03%
Worst quarter:	09/14	0.15%

The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.

Average Annual Total Returns

(For the periods ended December 31, 2014)

	ASTON/River Road Dividend All Cap Value Fund II
	1 Year	Since Inception
Class N Shares (Inception 06/27/12):
Return Before Taxes	9.81%	17.57%
Return After Taxes on Distributions	8.18%	16.40%
Return After Taxes on Distributions and Sale of Fund Shares	6.59%	13.61%
Class I Shares (Inception 06/27/12):
Return Before Taxes	10.15%	17.89%
Russell 3000 Value Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N and Class I shares is computed from June 30, 2012.)	12.70%	21.22%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

MANAGEMENT

Aston Asset Management, LLC serves as the investment adviser to the Fund. River Road Asset Management, LLC (“River Road”) serves as the subadviser to the Fund.

Mr. Henry W. Sanders, CFA, Executive Vice President of River Road, serves as Lead Portfolio Manager of the Fund. Mr. Thomas S. Forsha, CFA, Vice President of River Road, and Mr. James C. Shircliff, CFA, Chief Investment Officer of River Road, serve as Co-Portfolio Managers of the Fund. Mr. Sanders, Mr. Forsha, and Mr. Shircliff have served as the Fund’s Portfolio Managers since the Fund’s inception in June 2012.

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PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased, exchanged, or redeemed on any business day by written request (Aston Funds, P.O. Box 9765, Providence, Rhode Island 02940), wire transfer, online access (www.astonfunds.com), or by telephone (800-992-8151). Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

Class and Account Type	Minimum Initial Investment	Subsequent Investments
Class N—Regular Accounts	$2,500	$50
Individual Retirement Accounts (IRAs)	$500	$50
Education Savings Accounts (ESAs)	$500	$50
Custodial Accounts for Minors (UGMA/UTMA)	$500	$50
Class I—Institutional Accounts	$100,000	$50

TAX INFORMATION

The Fund’s distributions are generally taxable as ordinary income or capital gains for federal income tax purposes, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Prospectus  |    23

ASTON/Fairpointe Mid Cap Fund

INVESTMENT OBJECTIVE

The Fund seeks long-term total return through capital appreciation by investing primarily in common and preferred stocks and convertible securities.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fees	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.15%	0.15%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.11%	0.86%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and operating expenses remained the same.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$113	$353	$612	$1,352
Class I Shares	88	274	477	1,061

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50.25%.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its assets in stocks of mid-cap companies with an improving revenue and earnings growth outlook. The Fund defines a mid-cap company as one having a market capitalization of between $1 and $15 billion at the time of acquisition. The subadviser selects stocks based on bottom-up fundamental analysis.

Important investment criteria include:

■	Focused business franchise with ability to grow market share
■	Attractive valuation
■	Low relative leverage
■	Experienced management

The subadviser takes a long-term approach with a focus on maximizing after-tax returns.

The Fund may invest in small-cap stocks, convertible preferred stocks, and foreign securities (directly and through depositary receipts). The Fund may purchase put options on securities held in the Fund’s portfolio.

To manage risk, the subadviser employs a valuation discipline to limit downside risk, limits position sizes and sector exposure, and adheres to a structured sell discipline.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Convertible Securities Risk. Convertible preferred stocks, which are convertible into shares of the issuer’s common stock and pay regular dividends, and convertible bonds, which are convertible into shares of the issuer’s common stock and bear interest, are subject to the risks of equity securities and fixed

Prospectus  |    24

income securities. The lower the conversion premium, the more likely the price of the convertible security will follow the price of the underlying common stock. Conversely, higher premium convertible securities are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower, which may cause their prices to fall as interest rates rise.

The value of a convertible security is also affected by the credit quality of the issuer and any call provisions. There is the risk that the issuer of convertible preferred stock will not be able to make dividend payments.

Derivatives Risk. Risks associated with derivatives may include the risk that the derivative is imperfectly correlated with the security, index or currency to which it relates, the risk that derivatives may not have the intended effects and may result in losses or missed opportunities and the risk that the Fund will be unable to sell or otherwise close out the derivative. Derivative transactions could also expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. The use of over-the-counter derivatives subjects the Fund to the risk that the counterparty to the derivative may be unwilling or unable to meet its obligations on the investment. The use of certain derivatives may expose the Fund to the underlying market or other reference asset in an amount exceeding the cash investment of the Fund.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations in addition to those typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and their prices may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations against, and little public information about, the companies. Trades typically take more time to settle and clear, and the costs of buying and selling foreign securities are generally higher than the costs associated with buying and selling securities traded in U.S. markets.

The values of the foreign securities held by the Fund may be affected by changes in currency exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of a holding denominated in that currency increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the foreign securities held by the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Liquidity Risk. When there is no willing buyer and a security cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities, at the Fund’s desired price or at all, can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to wider bid-ask spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the subadviser’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Small-Cap and Mid-Cap Company Risk. Investing in securities of small-cap and mid-cap companies may involve greater risks than investing in securities of larger, more established companies. Small-cap and mid-cap companies generally have limited product lines, markets, and financial resources. Their securities may trade less frequently and in more limited volumes than the securities of larger, more established companies. Also, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline more than those of large-cap companies in market downturns.

Style Risk. The subadviser’s stock selection strategy includes both value and growth factors. During periods when value investing significantly outperforms growth investing, or during periods when growth investing significantly outperforms value investing, the Fund may underperform funds that exclusively employ the favored investing style.

Prospectus  |    25

FUND PERFORMANCE

The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling toll-free 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Class N Shares

Calendar Year Total Return

Best quarter:	09/09	28.31%
Worst quarter:	12/08	(29.83)%

The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.

Average Annual Total Returns

(For the periods ended December 31, 2014)

	ASTON/Fairpointe Mid Cap Fund
	1 Year	5 Years	10 Years	Since Inception
Class N Shares (Inception 9/19/94):
Return Before Taxes	9.73%	16.24%	10.80%	13.20%
Return After Taxes on Distributions	5.30%	14.65%	9.70%	11.79%
Return After Taxes on Distributions and Sale of Fund Shares	8.58%	13.06%	8.85%	11.07%
Class I Shares (Inception 7/06/04):
Return Before Taxes	10.03%	16.54%	11.08%	11.24%
S&P MidCap 400 Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from September 30, 1994. Index return for Class I shares, since inception, computed from June 30, 2004, is 10.20%.)	9.77%	16.54%	9.71%	12.54%

Fairpointe Capital LLC (“Fairpointe”) became the subadviser to the Fund on April 30, 2011. Performance prior to that date reflects the performance of previous subadvisers. However, Ms. Zerhusen has served as a portfolio manager since May 1999.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

MANAGEMENT

Aston Asset Management, LLC serves as the investment adviser to the Fund. Fairpointe serves as the subadviser to the Fund.

Ms. Thyra E. Zerhusen, founder, Chief Executive Officer and Chief Investment Officer of Fairpointe, serves as Lead Portfolio Manager of the Fund. Ms. Marie L. Lorden, founder and portfolio manager of Fairpointe, and Ms. Mary L. Pierson, founder and Co-Chief Executive Officer of Fairpointe, serve as Co-Portfolio Managers of the Fund. Ms. Zerhusen has served as Portfolio Manager of the Fund since May 1999. Ms. Lorden and Ms. Pierson have served as Portfolio Managers of the Fund since March 2009.

Prospectus  |    26

PURCHASE AND SALE OF FUND SHARES*

Shares of the Fund may be purchased, exchanged, or redeemed on any business day by written request (Aston Funds, P.O. Box 9765, Providence, Rhode Island 02940), wire transfer, online access (www.astonfunds.com), or by telephone (800-992-8151). Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

Class and Account Type	Minimum Initial Investment	Subsequent Investments
Class N—Regular Accounts	$2,500	$50
Individual Retirement Accounts (IRAs)	$500	$50
Education Savings Accounts (ESAs)	$500	$50
Custodial Accounts for Minors (UGMA/UTMA)	$500	$50
Class I—Institutional Accounts	$1 Million	$50
*	The Fund is currently accepting additional investments from existing investors only. The Fund will remain closed to new investors until further notice, with certain limited exceptions as listed in the “Shareholder Information” Section of the statutory prospectus.

TAX INFORMATION

The Fund’s distributions are generally taxable as ordinary income or capital gains for federal income tax purposes, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Prospectus  |    27

ASTON/Montag & Caldwell Mid Cap Growth Fund

INVESTMENT OBJECTIVES

The Fund seeks to provide long-term capital appreciation and, secondarily, current income, by investing primarily in common stocks and convertible securities.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fees	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	1.06%	1.06	%(b)
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	2.17%	1.92	%(b)
Fee Waiver and/or Expense Reimbursement(a)	(0.91)%	(0.91)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement(a)	1.26%	1.01%
(a)	The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including investment-related costs (such as brokerage commissions), interest, taxes, extraordinary expenses and acquired fund fees and expenses, through February 29, 2016, to the extent that operating expenses exceed 1.25% of the Fund’s average daily net assets with respect to Class N Shares and 1.00% of the Fund’s average daily net assets with respect to Class I Shares (the “Operating Expense Limit”). Prior to February 29, 2016, the arrangements may be amended or terminated only by a vote of the Board of Trustees of Aston Funds. For a period of up to three years from the end of the fiscal year during which fees are waived or expenses are reimbursed, the investment adviser is entitled to be reimbursed by the Fund for such fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund’s Total Annual Operating Expenses, not including investment-related costs (such as brokerage commissions), interest, taxes, extraordinary expenses and acquired fund fees and expenses, remain at or below the Operating Expense Limit after such reimbursement.
(b)	Other Expenses for Class I Shares are estimated from the current fiscal year due to the limited operating history of the class.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$128	$591	$1,081	$2,432
Class I Shares	103	515	952	2,169

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32.96%.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in common stocks, convertible preferred stocks, and convertible bonds. Under normal circumstances, the Fund invests at least 80% of its assets in securities of mid-cap companies. The Fund defines a mid-cap company as one having a market capitalization, at the time of acquisition, within the range of market capitalizations of companies constituting the Russell Midcap Growth Index. The composition, and thus the market capitalization range, of the Russell Midcap Growth Index changes periodically. As of December 31, 2014, the market capitalization range of the Russell Midcap Growth Index was approximately $275 million to $33.5 billion.

The subadviser uses a bottom-up approach to stock selection and seeks high quality, well-established mid-cap companies that:

■	Offer a compelling combination of earnings growth and attractive value
■	Sell at a discount to intrinsic value
■	Exhibit above-median near-term relative earnings strength
■	Are leading franchises and have proven management teams, strong finances and attractive long-term secular growth characteristics

Prospectus  |    28

The Fund may invest in foreign securities (directly and through depositary receipts).

To manage risk, the subadviser adheres to a structured sell discipline.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Convertible Securities Risk. Convertible preferred stocks, which are convertible into shares of the issuer’s common stock and pay regular dividends, and convertible bonds, which are convertible into shares of the issuer’s common stock and bear interest, are subject to the risks of equity securities and fixed income securities. The lower the conversion premium, the more likely the price of the convertible security will follow the price of the underlying common stock. Conversely, higher premium convertible securities are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower, which may cause their prices to fall as interest rates rise.

The value of a convertible security is also affected by the credit quality of the issuer and any call provisions. There is the risk that the issuer of convertible preferred stock will not be able to make dividend payments or that the issuer of a convertible bond will not be able to make principal and/or interest payments.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations in addition to those typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and their prices may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations against, and little public information about, the companies. Trades typically take more time to settle and clear, and the costs of buying and selling foreign securities are generally higher than the costs associated with buying and selling securities traded in U.S. markets.

The values of the foreign securities held by the Fund may be affected by changes in currency exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of a holding denominated in that currency increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the foreign securities held by the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Growth Style Risk. Growth investing involves buying stocks of companies that the subadviser believes offer above-average growth potential. These stocks may have relatively high valuations, as measured by traditional valuation metrics (e.g., price-to-earnings ratios or price-to-book ratios). Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. Because different types of stocks go in and out of favor with prevailing market and economic conditions, the Fund’s performance may be adversely affected when growth stocks underperform.

Liquidity Risk. When there is no willing buyer and a security cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities, at the Fund’s desired price or at all, can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to wider bid-ask spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the subadviser’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Mid-Cap Company Risk. Investments in mid-cap companies may entail greater risks than investments in larger, more established companies. Mid-cap companies generally have narrower product lines, limited financial resources and a limited trading market for their stocks compared with larger companies. As a result, their stock prices may experience greater volatility and may decline more than those of large-cap companies in market downturns.

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FUND PERFORMANCE

The bar chart shows how the performance of the Class N shares has varied from year to year over the periods shown. Class N shares and Class I shares are invested in the same portfolio securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling toll-free 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Class N Shares

Calendar Year Total Return

Best quarter:	09/09	15.63%
Worst quarter:	12/08	(31.59)%

The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.

Average Annual Total Returns

(For the periods ended December 31, 2014)

	ASTON/Montag & Caldwell Mid Cap Growth Fund(a)
	1 Year	5 Years	Since Inception
Class N Shares (Inception 11/02/07):
Return Before Taxes	8.23%	14.61%	5.45%
Return After Taxes on Distributions	6.19%	13.34%	4.63%
Return After Taxes on Distributions and Sale of Fund Shares	6.37%	11.73%	4.28%
Russell Midcap Growth Index (Reflects no deduction for taxes, expenses or fees. Index return since inception is computed from October 31, 2007.)	11.90%	16.94%	7.75%
(a)	Class I shares commenced operations on May 14, 2014, therefore no returns are shown for Class I shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax-returns are shown only for Class N. After-tax returns for Class I shares will vary.

MANAGEMENT

Aston Asset Management, LLC serves as the investment adviser to the Fund. Montag & Caldwell, LLC (“Montag & Caldwell”) serves as the subadviser to the Fund.

Mr. M. Scott Thompson, CFA, Co-Director of Research for Montag & Caldwell, serves as Lead Portfolio Manager of the Fund. Mr. Jeffery S. Wilson, CFA, a security analyst and Vice President for Montag & Caldwell, serves as Co-Portfolio Manager to the Fund. Mr. Thompson has served as the Fund’s Portfolio Manager since the Fund’s inception in November 2007. Mr. Wilson has served as the Fund’s Co-Portfolio Manager since February 2014.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased, exchanged, or redeemed on any business day by written request (Aston Funds, P.O. Box 9765, Providence, Rhode Island 02940), wire transfer, online access (www.astonfunds.com), or by telephone (800-992-8151). Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

Class and Account Type	Minimum Initial Investment	Subsequent Investments
Class N—Regular Accounts	$2,500	$50
Individual Retirement Accounts (IRAs)	$500	$50
Education Savings Accounts (ESAs)	$500	$50
Custodial Accounts for Minors (UGMA/UTMA)	$500	$50
Class I—Institutional Accounts	$1 Million	$50

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TAX INFORMATION

The Fund’s distributions are generally taxable as ordinary income or capital gains for federal income tax purposes, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ASTON/TAMRO Small Cap Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fees	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.16%	0.16%
Total Annual Fund Operating Expenses	1.31%	1.06%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and operating expenses remained the same.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$133	$415	$718	$1,579
Class I Shares	108	337	585	1,294

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 69.72%.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in a blended portfolio of growth and value stocks of small-cap companies. The subadviser seeks opportunities across the growth/value spectrum, resulting in what is generally considered a “core” portfolio. The Fund generally defines a small-cap company as one having a market capitalization, at the time of acquisition, within the range of market capitalizations of companies constituting the Russell 2000 Index. The composition, and thus the market capitalization range, of the Russell 2000 Index changes periodically. As of December 31, 2014, the market capitalization range of the Russell 2000 Index was approximately $19 million to $7.3 billion.

The subadviser’s investment process focuses on bottom-up stock selection with the goal of identifying companies that possess a sustainable competitive advantage combined with an attractive valuation. A sustainable competitive advantage may be derived from a unique product or service offering, a capable and experienced management team, and financial flexibility in allocating capital.

Through the use of both qualitative and quantitative evaluation, the subadviser seeks securities that it believes meet the specific criteria of one of three investment categories:

■	Leaders (historically leading market share and above average profitability)
■	Laggards (failed to create value in recent years, but have the potential for significant gains in profitability as new or reinvigorated management seeks to restructure operations)
■	Innovators (commitment to the introduction of new or innovative products or services)

The Fund may invest in real estate investment trusts (“REITs”), foreign securities (directly and through depositary receipts), convertible preferred stocks, convertible bonds, securities outside the small-cap range and cash-equivalent securities.

To manage risk, the subadviser limits position sizes, diversifies across market sectors and adheres to a structured sell discipline.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

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Convertible Securities Risk. Convertible preferred stocks, which are convertible into shares of the issuer’s common stock and pay regular dividends, and convertible bonds, which are convertible into shares of the issuer’s common stock and bear interest, are subject to the risks of equity securities and fixed income securities. The lower the conversion premium, the more likely the price of the convertible security will follow the price of the underlying common stock. Conversely, higher premium convertible securities are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower, which may cause their prices to fall as interest rates rise.

The value of a convertible security is also affected by the credit quality of the issuer and any call provisions. There is the risk that the issuer of convertible preferred stock will not be able to make dividend payments or that the issuer of a convertible bond will not be able to make principal and/or interest payments.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations in addition to those typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and their prices may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations against, and little public information about, the companies. Trades typically take more time to settle and clear, and the costs of buying and selling foreign securities are generally higher than the costs associated with buying and selling securities traded in U.S. markets.

The values of the foreign securities held by the Fund may be affected by changes in currency exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of a holding denominated in that currency increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the foreign securities held by the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Liquidity Risk. When there is no willing buyer and a security cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities, at the Fund’s desired price or at all, can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to wider bid-ask spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the subadviser’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

REIT Risk. Securities of REITs may be affected by changes in the values of their underlying properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, which may be subject to defaults by borrowers and self-liquidations. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate prices are also affected by general economic conditions. When growth is slowing, demand for property decreases and prices and rents may decline. High or rising interest rates, which result in high or rising mortgage and financing costs, may restrain buying and selling activity, reducing the appeal of real estate investments. Distributions from REITs generally are taxed as ordinary income for federal income tax purposes.

Small-Cap and Mid-Cap Company Risk. Investing in securities of small-cap and mid-cap companies may involve greater risks than investing in securities of larger, more established companies. Small-cap and mid-cap companies generally have limited product lines, markets, and financial resources. Their securities may trade less frequently and in more limited volumes than the securities of larger, more established companies. Also, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline more than those of large-cap companies in market downturns.

Style Risk. The subadviser’s stock selection strategy includes both value and growth factors. During periods when value investing significantly outperforms growth investing, or during periods when growth investing significantly outperforms value investing, the Fund may underperform funds that exclusively employ the favored investing style.

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FUND PERFORMANCE

The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling toll-free 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Class N Shares

Calendar Year Total Return

Best quarter:	03/06	19.41%
Worst quarter:	12/08	(25.91)%

The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.

Average Annual Total Returns

(For the periods ended December 31, 2014)

	ASTON/TAMRO Small Cap Fund
	1 Year	5 Years	10 Years	Since Inception
Class N Shares (Inception 11/30/00):
Return Before Taxes	0.20%	13.42%	8.09%	10.75%
Return After Taxes on Distributions	(2.69)%	11.51%	7.00%	9.59%
Return After Taxes on Distributions and Sale of Fund Shares	2.52%	10.89%	6.67%	9.03%
Class I Shares (Inception 1/04/05):
Return Before Taxes	0.45%	13.70%	N/A	8.72%
Russell 2000 Index (Reflects no deduction for taxes, expenses or fees. Index return for Class I shares, since inception, computed from December 31, 2004, is 7.77%.)	4.89%	15.55%	7.77%	8.75%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sales of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

MANAGEMENT

Aston Asset Management, LLC serves as the investment adviser to the Fund. TAMRO Capital Partners LLC (“TAMRO”) serves as the subadviser to the Fund.

Mr. Philip D. Tasho, CFA, Chief Executive Officer and Chief Investment Officer of TAMRO serves as Portfolio Manager of the Fund and Mr. Timothy A. Holland, CFA, a principal of TAMRO, serves as Co-Portfolio Manager of the Fund. Mr. Tasho has served as a Portfolio Manager of the Fund since November 2000. Mr. Holland has served as Co-Portfolio Manager of the Fund since February 2010.

Prospectus  |    34

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased, exchanged, or redeemed on any business day by written request (Aston Funds, P.O. Box 9765, Providence, Rhode Island 02940), wire transfer, online access (www.astonfunds.com), or by telephone (800-992-8151). Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

Class and Account Type	Minimum Initial Investment	Subsequent Investments
Class N—Regular Accounts	$2,500	$50
Individual Retirement Accounts (IRAs)	$500	$50
Education Savings Accounts (ESAs)	$500	$50
Custodial Accounts for Minors (UGMA/UTMA)	$500	$50
Class I—Institutional Accounts	$1 Million	$50

TAX INFORMATION

The Fund’s distributions are generally taxable as ordinary income or capital gains for federal income tax purposes, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ASTON/River Road Select Value Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fees	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.20%	0.20%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.46%	1.21%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and operating expenses remained the same.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$149	$462	$797	$1,746
Class I Shares	123	384	665	1,466

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64.44%.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its assets in common stocks and other equity securities of small and mid-cap companies that the subadviser believes are undervalued. The Fund considers companies with market capitalizations below $6 billion at the time of acquisition to be small- and mid-cap. Value investing involves buying stocks that the subadviser believes are out of favor and/or undervalued in comparison to their peers or their prospects for growth. The Fund may also invest in common stock of companies with market capitalizations that exceed $6 billion at the time of acquisition, real estate investment trusts (“REITs”), convertible preferred stocks, and foreign securities (directly and through depositary receipts).

Using systematic and dynamic internal research, the subadviser narrows the field of small- and mid-cap companies into a more refined working universe. The subadviser then employs a value-driven, bottom-up fundamental approach that seeks to identify certain characteristics including:

■	Priced at a discount to absolute value
■	Attractive business model
■	Shareholder-oriented management
■	Financial strength
■	Undiscovered, underfollowed or misunderstood companies

To manage risk, the subadviser employs a strategy of balanced diversification, and adheres to a structured sell discipline.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Convertible Securities Risk. Convertible preferred stocks, which are convertible into shares of the issuer’s common stock and pay regular dividends, and convertible bonds, which are convertible into shares of the issuer’s common stock and bear interest, are subject to the risks of equity securities and fixed income securities. The lower the conversion premium, the more likely the price of the convertible security will follow the price of the underlying common

Prospectus  |    36

stock. Conversely, higher premium convertible securities are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower, which may cause their prices to fall as interest rates rise.

The value of a convertible security is also affected by the credit quality of the issuer and any call provisions. There is the risk that the issuer of convertible preferred stock will not be able to make dividend payments.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations in addition to those typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and their prices may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations against, and little public information about, the companies. Trades typically take more time to settle and clear, and the costs of buying and selling foreign securities are generally higher than the costs associated with buying and selling securities traded in U.S. markets.

The values of the foreign securities held by the Fund may be affected by changes in currency exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of a holding denominated in that currency increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the foreign securities held by the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Liquidity Risk. When there is no willing buyer and a security cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities, at the Fund’s desired price or at all, can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to wider bid-ask spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the subadviser’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

REIT Risk. Securities of REITs may be affected by changes in the values of their underlying properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, which may be subject to defaults by borrowers and self-liquidations. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate is also affected by general economic conditions. When growth is slowing, demand for property decreases and prices and rents may decline. High or rising interest rates, which result in high or rising mortgage and financing costs, may restrain buying and selling activity, reducing the appeal of real estate investments. Distributions from REITs generally are taxed as ordinary income for federal income tax purposes.

Small-Cap and Mid-Cap Company Risk. Investing in securities of small-cap and mid-cap companies may involve greater risks than investing in securities of larger, more established companies. Small-cap and mid-cap companies generally have limited product lines, markets, and financial resources. Their securities may trade less frequently and in more limited volumes than the securities of larger, more established companies. Also, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline more than those of large-cap companies in market downturns.

Value Style Risk. Value investing involves buying stocks that the subadviser believes are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, the valuation levels of value stocks are less than those of growth stocks. Because different types of stocks go in and out of favor with prevailing market and economic conditions, the Fund’s performance may be adversely affected when value stocks underperform.

Prospectus  |    37

FUND PERFORMANCE

The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling toll-free 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Class N Shares

Calendar Year Total Return

Best quarter:	12/11	14.59%
Worst quarter:	12/08	(22.40)%

The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of broad-based securities market indices.

Average Annual Total Returns

(For the periods ended December 31, 2014)

	ASTON/River Road Select Value Fund
	1 Year	5 Years	Since Inception
Class N Shares (Inception 3/29/07):
Return Before Taxes	(0.33)%	12.32%	4.91%
Return After Taxes on Distributions	(4.82)%	9.48%	3.19%
Return After Taxes on Distributions and Sale of Fund Shares	2.20%	9.85%	3.87%
Class I Shares (Inception 6/28/07):
Return Before Taxes	0.01%	12.65%	4.66%
Russell 2500 Value Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from March 31, 2007. Index return for Class I shares, since inception, computed from June 30, 2007, is 6.10%.)	7.11%	15.48%	6.29%
Russell 2000 Value Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from March 31, 2007. Index return for Class I shares, since inception, computed from June 30, 2007, is 5.08%.)	4.22%	14.26%	5.22%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sales of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

MANAGEMENT

Aston Asset Management, LLC serves as the investment adviser to the Fund. River Road Asset Management, LLC (“River Road”) serves as the subadviser to the Fund.

Mr. James C. Shircliff, CFA, Chief Investment Officer of River Road, Mr. R. Andrew Beck, CEO and President of River Road, and Mr. J. Justin Akin, a River Road portfolio manager, serve as Portfolio Managers of the Fund. Mr. Shircliff and Mr. Beck have served as Portfolio Managers of the Fund since March 2007. Mr. Akin has served as a Portfolio Manager of the Fund since March 2012.

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PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased, exchanged, or redeemed on any business day by written request (Aston Funds, P.O. Box 9765, Providence, Rhode Island 02940), wire transfer, online access (www.astonfunds.com), or by telephone (800-992-8151). Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

Class and Account Type	Minimum Initial Investment	Subsequent Investments
Class N—Regular Accounts	$2,500	$50
Individual Retirement Accounts (IRAs)	$500	$50
Education Savings Accounts (ESAs)	$500	$50
Custodial Accounts for Minors (UGMA/UTMA)	$500	$50
Class I—Institutional Accounts	$1 Million	$50

TAX INFORMATION

The Fund’s distributions are generally taxable as ordinary income or capital gains for federal income tax purposes, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ASTON/River Road Small Cap Value Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fees	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.18%	0.18%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	1.35%	1.10%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and operating expenses remained the same.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$137	$428	$739	$1,624
Class I Shares	112	350	606	1,340

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66.22%.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its assets in common stocks and other equity securities of small-cap companies that the subadviser believes are undervalued. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. The Fund considers companies with market capitalizations below $3 billion at the time of acquisition to be small-cap. The Fund may also invest in mid-cap stocks, which the Fund considers to be companies with market capitalizations between $3 billion and $6 billion at the time of acquisition. The Fund may also invest in real estate investment trusts (“REITs”), convertible preferred stocks, convertible bonds, investment companies (such as exchange-traded funds (“ETFs”) and closed-end funds) and foreign securities (directly and through depositary receipts). Using systematic and dynamic internal research, the subadviser narrows the field of small-cap and mid-cap companies into a more refined working universe. The subadviser employs a value-driven, bottom-up fundamental approach that seeks to identify certain characteristics including:

■	Priced at a discount to absolute value
■	Attractive business model
■	Shareholder-oriented management
■	Financial strength
■	Undiscovered, underfollowed or misunderstood companies

To manage risk, the subadviser employs a strategy of balanced diversification, and adheres to a structured sell discipline.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Convertible Securities Risk. Convertible preferred stocks, which are convertible into shares of the issuer’s common stock and pay regular dividends, and convertible bonds, which are convertible into shares of the issuer’s common stock and bear interest, are subject to the risks of equity securities and fixed income securities. The lower the conversion premium, the more likely the price of the convertible security will follow the price of the underlying common

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stock. Conversely, higher premium convertibles are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower, which may cause their prices to fall as interest rates rise.

The value of a convertible security is also affected by the credit quality of the issuer and any call provisions. There is the risk that the issuer of convertible preferred stock will not be able to make dividend payments or that the issuer of a convertible bond will not be able to make principal and/or interest payments.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations in addition to those typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and their prices may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations against, and little public information about, the companies. Trades typically take more time to settle and clear, and the costs of buying and selling foreign securities are generally higher than the costs associated with buying and selling securities traded in U.S. markets.

The values of the foreign securities held by the Fund may be affected by changes in currency exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of a holding denominated in that currency increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the foreign securities held by the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Investment Company Risk. The Fund may invest in securities of other investment companies, including ETFs, open-end funds and closed-end funds. The risks of investing in other investment companies typically reflect the risks of the types of securities in which those investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their net asset value per share. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.

Liquidity Risk. When there is no willing buyer and a security cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities, at the Fund’s desired price or at all, can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to wider bid-ask spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the subadviser’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

REIT Risk. Securities of REITs may be affected by changes in the values of their underlying properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, which may be subject to defaults by borrowers and self-liquidations. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate prices are also affected by general economic conditions. When growth is slowing, demand for property decreases and prices and rents may decline. High or rising interest rates, which result in high or rising mortgage and financing costs, may restrain buying and selling activity, reducing the appeal of real estate investments. Distributions from REITs generally are taxed as ordinary income for federal income tax purposes.

Small-Cap and Mid-Cap Company Risk. Investing in securities of small-cap and mid-cap companies may involve greater risks than investing in securities of larger, more established companies. Small-cap and mid-cap companies generally have limited product lines, markets, and financial resources. Their securities may trade less frequently and in more limited volumes than the securities of larger, more established companies. Also, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline more than those of large-cap companies in market downturns.

Value Style Risk. Value investing involves buying stocks that the subadviser believes are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, the valuation levels of value stocks are less than those of growth stocks. Because different types of stocks go in and out of favor with prevailing market and economic conditions, the Fund’s performance may be adversely affected when value stocks underperform.

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FUND PERFORMANCE

The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling toll-free 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Class N Shares

Calendar Year Total Return

Best quarter:	06/09	16.81%
Worst quarter:	12/08	(22.89)%

The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.

Average Annual Total Returns

(For the periods ended December 31, 2014)

	ASTON/River Road Small Cap Value Fund
	1 Year	5 Years	Since Inception
Class N Shares (Inception 6/28/05):
Return Before Taxes	(0.44)%	11.42%	7.26%
Return After Taxes on Distributions	(4.24)%	9.19%	5.97%
Return After Taxes on Distributions and Sale of Fund Shares	2.13%	8.97%	5.76%
Class I Shares (Inception 12/13/06):
Return Before Taxes	(0.23)%	11.70%	4.41%
Russell 2000 Value Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from June 30, 2005. Index return for Class I shares, since inception, computed from November 30, 2006, is 5.31%.)	4.22%	14.26%	7.16%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sales of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

MANAGEMENT

Aston Asset Management, LLC serves as the investment adviser to the Fund. River Road Asset Management, LLC (“River Road”) serves as the subadviser to the Fund.

Mr. James C. Shircliff, CFA, Chief Investment Officer of River Road, Mr. R. Andrew Beck, CEO and President of River Road, and Mr. J. Justin Akin, a River Road portfolio manager, serve as the Fund’s Portfolio Managers. Mr. Shircliff and Mr. Beck have served as Portfolio Managers of the Fund since June 2005. Mr. Akin has served as a Portfolio Manager of the Fund since March 2012.

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PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased, exchanged, or redeemed on any business day by written request (Aston Funds, P.O. Box 9765, Providence, Rhode Island 02940), wire transfer, online access (www.astonfunds.com), or by telephone (800-992-8151). Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

Class and Account Type	Minimum Initial Investment	Subsequent Investments
Class N—Regular Accounts	$2,500	$50
Individual Retirement Accounts (IRAs)	$500	$50
Education Savings Accounts (ESAs)	$500	$50
Custodial Accounts for Minors (UGMA/UTMA)	$500	$50
Class I—Institutional Accounts	$1 Million	$50

TAX INFORMATION

The Fund’s distributions are generally taxable as ordinary income or capital gains for federal income tax purposes, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ASTON/River Road Independent Value Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term total return.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fees	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.17%	0.17%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Fund Operating Expenses	1.46%	1.21%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and operating expenses remained the same.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$149	$462	$797	$1,746
Class I Shares	123	384	665	1,466

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 91.10%.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in common stocks and other equity securities that the subadviser believes are undervalued. Under normal circumstances, the Fund typically invests in companies with market capitalizations between $100 million and $5 billion at the time of acquisition. The Fund’s equity investments consist primarily of common stock but may also include other types of equity such as preferred stock, convertible preferred stocks, convertible bonds, foreign securities, and real estate investment trusts (“REITs”). Cash is a residual of the investment process. When the subadviser is unable to find investment opportunities that meet the Fund’s criteria, the Fund may have significant (more than 50%) cash balances for sustained periods. The subadviser employs a value driven, bottom-up fundamental approach that seeks to identify companies with certain characteristics including:

■	Priced at a discount to absolute value
■	Considered high quality by the portfolio manager
■	Strong balance sheet or consistent free cash flow
■	Valuation confidence

The subadviser generally emphasizes a high quality portfolio and seeks absolute return while minimizing downside portfolio risk. As a result, the Fund’s performance may vary significantly from its benchmark index. To manage risk, the subadviser adheres to a structured sell discipline.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Convertible Securities Risk. Convertible preferred stocks, which are convertible into shares of the issuer’s common stock and pay regular dividends, and convertible bonds, which are convertible into shares of the issuer’s common stock and bear interest, are subject to the risks of equity securities and fixed income securities. The lower the conversion premium, the more likely the price of the convertible security will follow the price of the underlying common stock. Conversely, higher premium convertible securities are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower, which may cause their prices to fall as interest rates rise.

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The value of a convertible security is also affected by the credit quality of the issuer and any call provisions. There is the risk that the issuer of convertible preferred stock will not be able to make dividend payments or that the issuer of a convertible bond will not be able to make principal and/or interest payments.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations in addition to those typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and their prices may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations against, and little public information about, the companies. Trades typically take more time to settle and clear, and the costs of buying and selling foreign securities are generally higher than the costs associated with buying and selling securities traded in U.S. markets.

The values of the foreign securities held by the Fund may be affected by changes in currency exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of a holding denominated in that currency increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the foreign securities held in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

High Cash Balance Risk. When the Fund has a significant cash balance for a sustained period, the benefit to the Fund of any market upswing may likely be reduced, and the Fund’s performance may be adversely affected.

Liquidity Risk. When there is no willing buyer and a security cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities, at the Fund’s desired price or at all, can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to wider bid-ask spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the subadviser’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

REIT Risk. Securities of REITs may be affected by changes in the values of their underlying properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, which may be subject to defaults by borrowers and self-liquidations. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate prices are also affected by general economic conditions. When growth is slowing, demand for property decreases and prices and rents may decline. High or rising interest rates, which result in high or rising mortgage and financing costs, may restrain buying and selling activity, reducing the appeal of real estate investments. Distributions from REITs generally are taxed as ordinary income for federal income tax purposes.

Small-Cap and Mid-Cap Company Risk. Investing in securities of small-cap and mid-cap companies may involve greater risks than investing in securities of larger, more established companies. Small-cap and mid-cap companies generally have limited product lines, markets, and financial resources. Their securities may trade less frequently and in more limited volumes than the securities of larger, more established companies. Also, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline more than those of large-cap companies in market downturns.

Value Style Risk. Value investing involves buying stocks that the subadviser believes are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, the valuation levels of value stocks are less than those of growth stocks. Because different types of stocks go in and out of favor with prevailing market and economic conditions, the Fund’s performance may be adversely affected when value stocks underperform.

FUND PERFORMANCE

The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year for the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling toll-free 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Class N Shares

Calendar Year Total Return

Best quarter:	03/11	7.22%
Worst quarter:	09/11	(7.45)%

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The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.

Average Annual Total Returns

(For the periods ended December 31, 2014)

	ASTON/River Road Independent Value Fund
	1 Year	Since Inception
Class N Shares (Inception 12/31/10):
Return Before Taxes	(2.28)%	5.00%
Return After Taxes on Distributions	(4.00)%	3.58%
Return After Taxes on Distributions and Sale of Fund Shares	(0.50)%	3.46%
Class I Shares (Inception 6/1/2011):
Return Before Taxes	(2.00)%	3.29%
Russell 2000 Value Index (Reflects no deduction for taxes, expenses or fees. Index return for Class I shares, since inception, computed from May 31, 2011, is 11.35%.)	4.22%	11.83%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sales of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

MANAGEMENT

Aston Asset Management, LLC serves as the investment adviser to the Fund. River Road Asset Management, LLC (“River Road”) serves as the subadviser to the Fund.

Mr. Eric Cinnamond, CFA, Vice President of River Road and portfolio manager of River Road’s Independent Value Strategy, has served as the Fund’s Portfolio Manager since the Fund’s inception in December 2010.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased, exchanged, or redeemed on any business day by written request (Aston Funds, P.O. Box 9765, Providence, Rhode Island 02940), wire transfer, online access (www.astonfunds.com), or by telephone (800-992-8151). Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

Class and Account Type	Minimum Initial Investment	Subsequent Investments
Class N—Regular Accounts	$2,500	$50
Individual Retirement Accounts (IRAs)	$500	$50
Education Savings Accounts (ESAs)	$500	$50
Custodial Accounts for Minors (UGMA/UTMA)	$500	$50
Class I—Institutional Accounts	$1 Million	$50

TAX INFORMATION

The Fund’s distributions are generally taxable as ordinary income or capital gains for federal income tax purposes, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ASTON/LMCG Small Cap Growth Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fees	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.42%	0.42%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.68%	1.43%
Fee Waiver and/or Expense Reimbursement(a)	(0.32)%	(0.32)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(a)	1.36%	1.11%
(a)	The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including investment-related costs (such as brokerage commissions), interest, taxes, extraordinary expenses and acquired fund fees and expenses, through February 29, 2016, to the extent that operating expenses exceed 1.35% of the Fund’s average daily net assets with respect to Class N shares and 1.10% of the Fund’s average daily net assets with respect to Class I shares (the “Operating Expense Limit”). Prior to February 29, 2016, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds. For a period of up to three years from the end of the fiscal year during which fees are waived or expenses are reimbursed, the investment adviser is entitled to be reimbursed by the Fund for such fees waived and expenses reimbursed from commencement of operations through the completion of the first three full fiscal years to the extent that the Fund’s Total Annual Operating Expenses for a class, not including investment-related costs (such as brokerage commissions), interest, taxes, extraordinary expenses and acquired fund fees and expenses, remain at or below the Operating Expense Limit after such reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$138	$498	$883	$1,960
Class I Shares	113	421	751	1,686

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 143.99%.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in common stocks and other equity securities of small-cap companies. The Fund defines a small-cap company as one with a market capitalization below $5 billion at the time of acquisition. The subadviser seeks to achieve above average risk-adjusted returns by identifying unrecognized growth potential. The subadviser utilizes a fundamental bottom-up security selection process to identify characteristics such as: revenue growth, margin expansion, surprise potential and strong balance sheets. The focus of the fundamental research process is to confirm that the growth is durable and sustainable, as well as to conduct due diligence on the key drivers of each security. The final step in the process applies a valuation framework to each security that meets the criteria of the fundamental research process.

The Fund may also invest in real estate investment trusts (“REITs”), exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), foreign securities through depositary receipts, and mid-cap stocks, including companies with a market capitalization up to $10 billion at the time of acquisition.

To manage risk, the subadviser limits position sizes, employs a strategy of diversification, and adheres to a structured sell discipline based on fundamental drivers and company valuations.

The subadviser’s investment process may result in higher portfolio turnover.

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PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Exchange-Traded Fund Risk. The risks of investing in other investment companies typically reflect the risks of the types of securities in which those funds invest. Investments in ETFs are subject to the additional risk that their shares may trade at a premium or discount to their net asset value per share. There may also not be an active trading market available for shares of some ETFs. Additionally, trading of ETF shares may be halted or delisted by the listing exchange. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.

Exchange-Traded Note Risk. The returns of ETNs are based on the performance of a specified market index minus applicable fees. The risks of ETNs include the risks that may affect the value of the reference index. The value of an ETN is also subject to the credit risk of the issuer. Thus, the value of an ETN may drop due to a decline in an issuer’s credit quality or a downgrade in the issuer’s credit rating, even if there is no change or an increase in the reference index. ETNs are subject to the additional risk that notes may trade at a premium or discount to their reference indices. There may also not be an active trading market available for some ETNs. Additionally, trading of ETNs may be halted or delisted by the listing exchange. When the Fund invests in an ETN, shareholders of the Fund bear their proportionate share of the ETNs’ fees and expenses as well as their share of the Fund’s fees and expenses.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations in addition to those typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and their prices may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations against, and little public information about, the companies. Trades typically take more time to settle and clear, and the costs of buying and selling foreign securities are generally higher than the costs associated with buying and selling securities traded in U.S. markets.

The values of the foreign securities held by the Fund may be affected by changes in currency exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of a holding denominated in that currency increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the foreign securities held in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Growth Style Risk. Growth investing involves buying stocks of companies that the subadviser believes offer above-average growth potential. These stocks may have relatively high valuations, as measured by traditional valuation metrics (e.g., price-to-earnings ratios or price-to-book ratios). Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. Because different types of stocks go in and out of favor with prevailing market and economic conditions, the Fund’s performance may be adversely affected when growth stocks underperform.

Liquidity Risk. When there is no willing buyer and a security cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities, at the Fund’s desired price or at all, can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to wider bid-ask spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the subadviser’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Portfolio Turnover Risk. Frequent trading of the Fund’s portfolio holdings may result in a higher than average level of capital gains, including short-term capital gains, and will result in greater transaction costs to the Fund. To the extent distributions to shareholders are made from net short-term capital gains (i.e., net capital gain on securities held or treated as held by the Fund for one year or less minus any net capital losses on securities held or treated as held by the Fund for more than one year), the distributions will be taxed at ordinary income rates for federal income tax purposes, rather than at the lower long-term capital gains rates. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact the Fund’s performance.

REIT Risk. Securities of REITs may be affected by changes in the values of their underlying properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, which may be subject to defaults by borrowers and self-liquidations. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate prices are also affected by general economic conditions. When growth is slowing, demand for property decreases and prices and rents may decline. High or rising interest rates, which result in high or rising mortgage and financing costs, may restrain buying and selling activity, reducing the appeal of real estate investments. Distributions from REITs generally are taxed as ordinary income for federal income tax purposes.

Small-Cap and Mid-Cap Company Risk. Investing in securities of small-cap and mid-cap companies may involve greater risks than investing in securities of larger, more established companies. Small-cap and mid-cap companies generally have limited product lines, markets, and financial resources. Their securities may trade less frequently and in more limited volumes than the securities of larger, more established companies. Also, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline more than those of large-cap companies in market downturns.

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FUND PERFORMANCE

The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling toll-free 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Class N Shares

Calendar Year Total Return

Best quarter:	03/12	16.15%
Worst quarter:	09/11	(27.36)%

The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.

Average Annual Total Returns

(For the periods ended December 31, 2014)

	ASTON/LMCG Small Cap Growth Fund
	1 Year	Since Inception
Class N Shares (Inception 11/03/10):
Return Before Taxes	8.11%	16.02%
Return After Taxes on Distributions	6.80%	13.61%
Return After Taxes on Distributions and Sale of Fund Shares	4.96%	11.77%
Class I Shares (Inception 6/1/11):
Return Before Taxes	8.42%	12.19%
Russell 2000 Growth Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from October 31, 2010. Index return for Class I shares, since inception, computed from May 31, 2011, is 12.34%.)	5.60%	16.51%

As of February 17, 2012, LMCG Investments, LLC, (“LMCG”) (formerly, Lee Munder Capital Group, LLC) became the subadviser to the Fund. Performance prior to that date reflects the performance of a previous subadviser. However, Mr. Morey has served as the Fund’s Portfolio Manager since the Fund’s inception.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

MANAGEMENT

Aston Asset Management, LLC serves as the investment adviser to the Fund. LMCG serves as the subadviser to the Fund.

Mr. Andrew Morey, CFA, lead portfolio manager for LMCG’s small and small/mid-cap investment strategies, has served as the Fund’s Portfolio Manager since the Fund’s inception in November 2010.

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PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased, exchanged, or redeemed on any business day by written request (Aston Funds, P.O. Box 9765, Providence, Rhode Island 02940), wire transfer, online access (www.astonfunds.com), or by telephone (800-992-8151). Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

Class and Account Type	Minimum Initial Investment	Subsequent Investments
Class N—Regular Accounts	$2,500	$50
Individual Retirement Accounts (IRAs)	$500	$50
Education Savings Accounts (ESAs)	$500	$50
Custodial Accounts for Minors (UGMA/UTMA)	$500	$50
Class I—Institutional Accounts	$1 Million	$50

TAX INFORMATION

The Fund’s distributions are generally taxable as ordinary income or capital gains for federal income tax purposes, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ASTON/Silvercrest Small Cap Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fees	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.36%	0.36%
Total Annual Fund Operating Expenses	1.61%	1.36%
Fee Waiver and Expense Reimbursement(a)	(0.21)%	(0.21)%
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement(a)	1.40%	1.15%
(a)	The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including investment-related costs (such as brokerage commissions), interest, taxes, extraordinary expenses and acquired fund fees and expenses, through February 29, 2016, to the extent that operating expenses exceed 1.40% of the Fund’s average daily net assets with respect to Class N shares and 1.15% of the Fund’s average daily net assets with respect to Class I shares (the “Operating Expense Limit”). Prior to February 29, 2016, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds. For a period of up to three years from the end of the fiscal year during which fees are waived or expenses are reimbursed, the investment adviser is entitled to be reimbursed by the Fund for such fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Total Annual Operating Expenses for a class, not including investment-related costs (such as brokerage commissions), interest, taxes, extraordinary expenses and acquired fund fees and expenses, remain at or below the Operating Expense Limit after such reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$143	$488	$856	$1,893
Class I Shares	117	410	725	1,617

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31.68%.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in common stocks and other equity securities of small-cap companies. The Fund considers companies with market capitalizations below $3 billion at the time of acquisition to be small-cap. The subadviser invests in companies that it believes to be undervalued at the time of purchase. These companies typically possess, in the opinion of the subadviser, one or more of the following attributes:

■	Business that results in relatively consistent longer-term earnings and cash flow growth
■	Franchise/asset value that may make the company attractive to potential acquirers
■	Cyclically depressed earnings and/or cash flow that has potential for improvement
■	A catalyst that will promote recognition of the company’s undervalued status

The Fund may also invest in securities of companies outside the small-cap range, preferred stock, convertible preferred stocks, convertible bonds and real estate investment trusts (“REITs”). The subadviser employs a strategy of diversification, and adheres to a structured sell discipline.

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PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Convertible Securities Risk. Convertible preferred stocks, which are convertible into shares of the issuer’s common stock and pay regular dividends, and convertible bonds, which are convertible into shares of the issuer’s common stock and bear interest, are subject to the risks of equity securities and fixed income securities. The lower the conversion premium, the more likely the price of the convertible security will follow the price of the underlying common stock. Conversely, higher premium convertible securities are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower, which may cause their prices to fall as interest rates rise.

The value of a convertible security is also affected by the credit quality of the issuer and any call provisions. There is the risk that the issuer of convertible preferred stock will not be able to make dividend payments or that the issuer of a convertible bond will not be able to make principal and/or interest payments.

Liquidity Risk. When there is no willing buyer and a security cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities, at the Fund’s desired price or at all, can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to wider bid-ask spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the subadviser’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

REIT Risk. Securities of REITs may be affected by changes in the values of their underlying properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, which may be subject to defaults by borrowers and self-liquidations. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate prices are also affected by general economic conditions. When growth is slowing, demand for property decreases and prices and rents may decline. High or rising interest rates, which result in high or rising mortgage and financing costs, may restrain buying and selling activity, reducing the appeal of real estate investments. Distributions from REITs generally are taxed as ordinary income for federal income tax purposes.

Small-Cap and Mid-Cap Company Risk. Investing in securities of small-cap and mid-cap companies may involve greater risks than investing in securities of larger, more established companies. Small-cap and mid-cap companies generally have limited product lines, markets, and financial resources. Their securities may trade less frequently and in more limited volumes than the securities of larger, more established companies. Also, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline more than those of large-cap companies in market downturns.

Value Style Risk. Value investing involves buying stocks that the subadviser believes are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, the valuation levels of value stocks are less than those of growth stocks. Because different types of stocks go in and out of favor with prevailing market and economic conditions, the Fund’s performance may be adversely affected when value stocks underperform.

FUND PERFORMANCE

The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year for the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling toll-free 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Class N Shares

Calendar Year Total Return

Best quarter:	03/13	12.39%
Worst quarter:	09/14	(8.19)%

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The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.

Average Annual Total Returns

(For the periods ended December 31, 2014)

	ASTON/Silvercrest Small Cap Fund
	1 Year	Since Inception
Class N Shares (Inception 12/27/11):
Return Before Taxes	4.28%	17.24%
Return After Taxes on Distributions	3.76%	16.58%
Return After Taxes on Distributions and Sale of Fund Shares	2.86%	13.52%
Class I Shares (Inception 12/27/11):
Return Before Taxes	4.52%	17.56%
Russell 2000 Value Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N and Class I shares is computed from December 31, 2011.)	4.22%	18.29%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

MANAGEMENT

Aston Asset Management, LLC serves as the investment adviser to the Fund. Silvercrest Asset Management Group LLC (“Silvercrest”) serves as the subadviser to the Fund.

Mr. Roger W. Vogel, CFA, a Managing Director of Silvercrest and lead portfolio manager of Silvercrest’s small-cap investment strategy, has served as the Fund’s Portfolio Manager since the Fund’s inception in December 2011.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased, exchanged, or redeemed on any business day by written request (Aston Funds, P.O. Box 9765, Providence, Rhode Island 02940), wire transfer, online access (www.astonfunds.com), or by telephone (800-992-8151). Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

Class and Account Type	Minimum Initial Investment	Subsequent Investments
Class N—Regular Accounts	$2,500	$50
Individual Retirement Accounts (IRAs)	$500	$50
Education Savings Accounts (ESAs)	$500	$50
Custodial Accounts for Minors (UGMA/UTMA)	$500	$50
Class I—Institutional Accounts	$1 Million	$50

TAX INFORMATION

The Fund’s distributions are generally taxable as ordinary income or capital gains for federal income tax purposes, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ASTON/DoubleLine Core Plus Fixed Income Fund

INVESTMENT OBJECTIVE

The Fund seeks to maximize total return.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fees	0.55%	0.55%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.28%	0.28%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	1.10%	0.85%
Fee Waiver and Expense Reimbursement(a)	(0.14)%	(0.14)%
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement(a)	0.96%	0.71%
(a)	The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including investment-related costs (such as brokerage commissions), interest, taxes, extraordinary expenses and acquired fund fees and expenses, through February 29, 2016, to the extent that operating expenses exceed 0.94% of the Fund’s average daily net assets with respect to Class N shares and 0.69% of the Fund’s average daily net assets with respect to Class I shares (the “Operating Expense Limit”). Prior to February 29, 2016, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds. For a period of up to three years from the end of the fiscal year during which fees are waived or expenses are reimbursed, the investment adviser is entitled to be reimbursed by the Fund for such fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Total Annual Operating Expenses for a class, not including investment-related cost (such as brokerage commissions), interest, taxes, extraordinary expenses and acquired fund fees and expenses, remain at or below the Operating Expense Limit after such reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$98	$336	$593	$1,328
Class I Shares	73	257	458	1,036

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 117.18%.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in fixed income securities. Fixed income securities include, but are not limited to, securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or sponsored corporations; agency mortgage-backed securities; non-agency mortgage-backed securities; commercial mortgage-backed securities; asset-backed securities; foreign and domestic corporate bonds; fixed income securities issued by corporations and governments in foreign countries including emerging markets; Rule 144A securities; securities issued by municipalities; and other securities bearing fixed or variable interest rates of any maturity.

The Fund may invest in fixed income securities of any credit quality and may invest without limit in below investment grade securities (commonly known as “junk bonds”). The subadviser allocates below investment grade securities broadly by industry and issuer in an attempt to reduce the impact of negative events on an industry or issuer. Below investment grade securities are instruments that are rated BB+ or lower by S&P, rated Ba1 or lower by Moody’s, or the equivalent by any other nationally recognized statistical rating organization (“NRSRO”), or if unrated, of comparable quality in the opinion of the subadviser. The Fund may invest up to 10% of its net assets in defaulted corporate securities. The Fund might do so, for example, where the subadviser believes the restructured enterprise valuations or liquidation valuations may exceed current market values.

The Fund may also invest in inverse floaters, interest-only and principal-only securities. In addition, the Fund may invest in senior bank loans and assignments, currently through other investment companies (including exchange-traded funds (“ETFs”), open-end funds and closed-end funds) advised by DoubleLine Capital LP (“DoubleLine”), the Fund’s subadviser.

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The subadviser actively manages the portfolio’s asset class exposure using a top-down approach based on analysis of sector fundamentals. Primary sectors include government/municipals, high yield, global developed credit, international sovereign debt, emerging markets, and mortgage- and asset-backed. The subadviser will rotate portfolio assets among sectors in various markets to attempt to maximize return. Individual securities within asset classes are selected using a bottom up approach.

The subadviser uses a controlled risk approach which includes consideration of:

■	Security selection within a given asset class
■	Relative performance of the various market sectors and asset classes
■	The shape of the yield curve
■	Fluctuations in the overall level of interest rates

The subadviser also monitors the duration of the securities held by the Fund to seek to mitigate exposure to interest rate risk. Under normal circumstances, the subadviser seeks to maintain an investment portfolio with a weighted average effective duration of no less than two years and no more than eight years. The duration of the Fund’s portfolio may vary materially from its target, from time to time, and there is no assurance that the duration of the Fund’s portfolio will meet its target.

Portfolio securities may be sold at any time. Sales may occur when the subadviser perceives deterioration in the credit fundamentals of the issuer, believes there are negative macro political considerations that may affect the issuer, determines to take advantage of a better investment opportunity, or the individual security has reached the subadviser’s sell target.

The subadviser’s investment process may result in higher portfolio turnover.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Affiliated Fund Risk. The subadviser is subject to a potential conflict of interest in determining whether to invest in an underlying fund managed by the subadviser, and the subadviser may have an economic or other incentive to make or retain an investment in an affiliated fund in lieu of other investments that may also be appropriate for the Fund.

Asset-Backed and Mortgage-Backed Securities Risks. Asset-backed and mortgage-backed securities are subject to the risk of prepayment. This is more likely to occur when interest rates decline because many borrowers refinance mortgages and other loans to take advantage of more favorable rates. Prepayments on mortgage-backed securities are also affected by other factors, such as the volume of home sales. The Fund’s yield will be reduced if cash from prepaid securities is reinvested in securities with lower interest rates. The risk of prepayment may also decrease the value of mortgage-backed securities. Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities. However, both of these types of securities may decline in value because of foreclosures or defaults on the underlying obligations.

Credit risk is greater for mortgage-backed securities that are subordinate to another security (i.e., if the holder of a mortgage-backed security is entitled to receive payments only after payment obligations to holders of the other security are satisfied). Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than mortgage-backed securities guaranteed by the U.S. government. During periods of financial stress the markets for asset-backed and mortgage-backed securities may experience significantly lower valuations and reduced liquidity.

Below Investment Grade (High Yield) Securities Risk. Bonds and other fixed income securities are rated by national ratings agencies. These ratings generally assess the ability of the issuer to pay principal and interest. Issuers of securities that are rated below investment grade (i.e., Ba1/BB+ or lower) and their unrated equivalents are typically in relatively poor financial health, and their ability to pay interest and principal is uncertain. Negative economic developments, or expectations of negative economic developments, may have a more significant impact on the prices of securities rated below investment grade than on the prices of higher rated or investment grade bonds and other fixed income securities. These securities are considered speculative and are commonly known as “junk bonds.” Securities of distressed companies present a hightened risk of default, or may be in default at the time of the purchase, as well as hightened liquidity risk. The Fund may incur costs in protecting its investment in the event of bankruptcy or other restructuring event.

Call Risk. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. The increased likelihood of a call may reduce the security’s price. If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Credit Risk. Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue on a timely basis or at all, which could result in losses to the Fund. The credit ratings of issuers could change and negatively affect the Fund’s share price or yield. When the Fund uses derivative instruments to seek credit exposure to underlying issuers, it is subject to the credit risk of both the underlying issuer(s) and the counterparty (typically a broker or bank) to the instrument.

Emerging Market Securities Risk. In addition to general foreign securities risks described below, investing in emerging market countries is subject to a number of risks, including:

■	Economic structures that are less diverse and mature than those of developed countries
■	Less stable political systems and less developed legal systems

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■	National policies that may restrict foreign investment
■	Wide fluctuations in the value of investments, possibly as a result of significant currency exchange rate fluctuations
■	Smaller securities markets making, investments less liquid
■	Special custody arrangements

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations in addition to those typically associated with investing in U.S. companies. These risks are heightened for issuers located in emerging markets. The securities of foreign companies may be less liquid and their prices may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations against, and little public information about, the companies. Trades typically take more time to settle and clear, and the costs of buying and selling foreign securities are generally higher than the costs associated with buying and selling securities traded in U.S. markets.

The values of the foreign securities held by the Fund may be affected by changes in currency exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of a holding denominated in that currency increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the foreign securities held by the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Investment Company Risk. The Fund may invest in securities of other investment companies, including ETFs, open-end funds and closed-end funds. The risks of investing in other investment companies typically reflect the risks of the types of securities in which those investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their net asset value per share. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.

Interest Rate Risk. Fluctuations in prevailing interest rates directly affect the market prices of bonds. When market interest rates rise, bond prices fall. The longer the time to maturity of a bond, the more sensitive a bond’s price will be to changes in interest rates. In other words, a long-term bond (e.g., 30-year maturity) will have greater price sensitivity than a short-term bond (e.g., 2-year maturity). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. Interest rate changes will impact high yield bonds in different ways depending on credit ratings. BB rated bonds are more vulnerable to prevailing rates and act more like their investment grade counterparts. For bonds rated B and below, credit risk is more significant than interest rate risk. The values of securities with variable interest rates are generally less sensitive to interest rate changes than those of fixed rate securities. However, variable rate securities may decrease in value if prevailing rates decrease or if variable rates do not rise as much as rates in general. The reduction or withdrawal of accommodative monetary policy and/or governmental intervention in securities markets may result in higher short-term or long-term interest rates in the future, which would have a negative impact on the prices of fixed income securities and, in turn, the Fund’s net asset value.

Inverse Floating Rate Securities Risk. Inverse floating rate securities (“inverse floaters”) are derivative debt instruments that pay interest at rates that generally vary inversely with specified short-term interest rates, meaning the interest payment received on inverse floaters generally will decrease when short-term interest rates increase. An investment in inverse floaters involves risks that are distinct from those presented by an investment in other debt securities. Inverse floaters are derivatives that involve leverage. Accordingly, an inverse floater will typically experience greater price volatility than a fixed-rate obligation of similar credit quality, which could magnify the Fund’s gains or losses. The markets for inverse floaters may be less developed and have less liquidity than the markets of more traditional fixed income securities. Inverse floaters have greater interest rate risk and a higher degree of volatility than more traditional fixed income securities. In addition, some inverse floaters display extreme sensitivity to changes in prepayments.

Liquidity Risk. When there is no willing buyer and a security cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities, at the Fund’s desired price or at all, can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to wider bid-ask spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the subadviser’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Municipal Securities Risk. Municipal securities are subject to risks based on many factors, including changes or proposed changes in the federal and state tax structure, regional economic and regulatory developments, court rulings and other factors. The value of municipal securities may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal securities depends on the ability of the issuer or project backing such securities to generate taxes or revenues.

Policy Risk. In response to the global financial crisis of 2007 to 2009 and continued economic weakness in many parts of the world, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken unprecedented steps to stabilize and support financial markets, reduce the costs of borrowing and increase the availability of short-term liquidity. Many of these efforts remain in place. The withdrawal of this support, including an increase in interest rates in the United States or elsewhere, or investor perceptions that this support may be withdrawn, could cause an increase in volatility in certain financial markets or constrict the availability of credit and liquidity, which could adversely affect the value and liquidity of certain securities.

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Portfolio Turnover Risk. Frequent trading of the Fund’s portfolio holdings may result in a higher than average level of capital gains, including short-term capital gains, and will result in greater transaction costs to the Fund. To the extent distributions to shareholders are made from net short-term capital gains (i.e., net capital gain on securities held or treated as held by the Fund for one year or less minus any net capital losses on securities held or treated as held by the Fund for more than one year), the distributions will be taxed at ordinary income rates for federal income tax purposes, rather than at the lower long-term capital gains rates. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact the Fund’s performance.

Rule 144A Securities Risk. Rule 144A securities are restricted securities that can be purchased only by qualified institutional buyers, as defined under the Securities Act of 1933, as amended. Investing in Rule 144A securities may reduce the liquidity of the Fund’s investments in the event that an adequate trading market does not exist for these securities. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities at a particular time could adversely affect the marketability of the securities, and the Fund may be unable to sell the security at the desired time or price, if at all. The purchase price and subsequent valuation of Rule 144A securities normally reflect a discount, which may be significant, from the market price of comparable unrestricted securities for which a liquid trading market exists. The Fund may also have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration.

Senior Loans Risk. Senior loans are typically not rated by a rating agency, registered with the Securities and Exchange Commission or any state securities commission or listed on any national securities exchange. Therefore, there may be less publicly available information about them than for registered or exchange-listed securities. An economic downturn generally leads to a higher delinquency rate, and a senior loan may lose significant value before a default occurs. In addition, any specific collateral used to secure a senior loan may decline in value or become illiquid, which would adversely affect the senior loan’s value. There can be no assurance that liquidation of such collateral would satisfy in full the borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. No active trading market may exist for certain senior loans, which may impair the ability of a fund to realize full value in the event of the need to sell a senior loan and which may make it difficult to value senior loans.

U.S. Government Agency Securities Risk. Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. government has historically provided financial support to U.S. government-sponsored agencies or instrumentalities during times of financial stress, such as the various actions taken to stabilize the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation during the credit crisis of 2008, no assurance can be given that it will do so in the future. Such securities are neither issued nor guaranteed by the U.S. Treasury.

FUND PERFORMANCE

The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year for the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling toll-free 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Class N Shares

Calendar Year Total Return

Best quarter:	09/12	3.06%
Worst quarter:	06/13	(3.06)%

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The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.

Average Annual Total Returns

(For the periods ended December 31, 2014)

	ASTON/DoubleLine Core Plus Fixed Income Fund
	1 Year	Since Inception
Class N Shares (Inception 7/18/11):
Return Before Taxes	6.87%	6.06%
Return After Taxes on Distributions	5.15%	4.52%
Return After Taxes on Distributions and Sale of Fund Shares	3.87%	4.03%
Class I Shares (Inception 7/18/11):
Return Before Taxes	7.23%	6.32%
Barclays U.S. Aggregate Bond Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N and Class I shares is computed from July 31, 2011.)	5.97%	3.32%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

MANAGEMENT

Aston Asset Management, LLC serves as the investment adviser to the Fund. DoubleLine serves as the subadviser to the Fund.

Mr. Jeffrey E. Gundlach, founder and Chief Executive Officer of DoubleLine and lead portfolio manager of DoubleLine’s Core Plus Fixed Income investment strategy, has served as the Fund’s Lead Portfolio Manager since the Fund’s inception in July 2011. Mr. Philip A. Barach, President of DoubleLine, Ms. Bonnie Baha, CFA, a DoubleLine portfolio manager, and Ms. Luz M. Padilla, a DoubleLine portfolio manager, have served as Portfolio Managers of the Fund since its inception in July 2011.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased, exchanged, or redeemed on any business day by written request (Aston Funds, P.O. Box 9765, Providence, Rhode Island 02940), wire transfer, online access (www.astonfunds.com), or by telephone (800-992-8151). Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

Class and Account Type	Minimum Initial Investment	Subsequent Investments
Class N—Regular Accounts	$2,500	$50
Individual Retirement Accounts (IRAs)	$500	$50
Education Savings Accounts (ESAs)	$500	$50
Custodial Accounts for Minors (UGMA/UTMA)	$500	$50
Class I—Institutional Accounts	$100,000	$50

TAX INFORMATION

The Fund’s distributions are generally taxable as ordinary income or capital gains for federal income tax purposes, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ASTON/TCH Fixed Income Fund

INVESTMENT OBJECTIVE

The Fund seeks high current income consistent with prudent risk of capital.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fees	0.55%	0.55%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.37%	0.37%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.18%	0.93%
Fee Waiver and Expense Reimbursement(a)	(0.23)%	(0.23)%
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement(a)	0.95%	0.70%
(a)

The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including investment-related costs (such as brokerage commissions), interest, taxes, extraordinary expenses and acquired fund fees and expenses, through February 29, 2016, to the extent that operating expenses exceed 0.94% of the Fund’s average daily net assets with respect to Class N shares and 0.69% of the Fund’s average daily net assets with respect to Class I shares. Prior to February 29, 2016, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$97	$352	$627	$1,411
Class I Shares	72	273	492	1,122

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36.31%.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its assets in bonds, primarily intermediate-term, investment-grade fixed income securities. The Fund may invest in securities of the U.S. government and its agencies, corporate notes and bonds, mortgage- and asset-backed securities and short-term money market instruments. The subadviser selects securities based on various methods of quantitative and fundamental analysis and research.

The subadviser seeks to maintain an average weighted portfolio maturity of three to ten years. The subadviser emphasizes investment-grade fixed income securities bearing fixed or variable interest rates, but the Fund may invest in fixed income securities of any credit quality and may invest without limit in high yield securities. The Fund may use futures, swaps and other derivatives for hedging purposes, to manage portfolio duration or to seek total return. Derivatives are expected to consist primarily of futures contracts, interest rate swaps and credit default swaps. Derivatives may be used to hedge interest rate risk and credit risk. Derivatives also may be used to seek exposure to asset classes in which the Fund is authorized to invest. For example, derivatives may provide exposure to specific credits that are not available in the cash markets, or may provide more efficient access to such credits. Derivatives will not be used to seek exposure to asset classes that the Fund may not invest in directly. The net notional (or market exposure) of derivatives instruments will not exceed the assets of the Fund.

The Fund may invest in foreign securities.

The subadviser manages risk through ongoing monitoring of sector, quality and issuer exposures, and ongoing analysis of duration, convexity and maturity.

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PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Asset-Backed and Mortgage-Backed Securities Risks. Asset-backed and mortgage-backed securities are subject to the risk of prepayment. This is more likely to occur when interest rates decline because many borrowers refinance mortgages and other loans to take advantage of more favorable rates. Prepayments on mortgage-backed securities are also affected by other factors, such as the volume of home sales. The Fund’s yield will be reduced if cash from prepaid securities is reinvested in securities with lower interest rates. The risk of prepayment may also decrease the value of mortgage-backed securities. Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities. However, both of these types of securities may decline in value because of mortgage foreclosures or defaults on the underlying obligations.

Credit risk is greater for mortgage-backed securities that are subordinate to another security (i.e., if the holder of a mortgage-backed security is entitled to receive payments only after payment obligations to holders of the other security are satisfied). Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than mortgage-backed securities guaranteed by the U.S. government. During periods of financial stress the markets for asset-backed and mortgage-backed securities may experience significantly lower valuations and reduced liquidity.

Below Investment Grade (High Yield) Securities Risk. Bonds and other fixed income securities are rated by national ratings agencies. These ratings generally assess the ability of the issuer to pay principal and interest. Issuers of securities that are rated below investment grade (i.e., Ba1/BB+ or lower) and their unrated equivalents are typically in relatively poor financial health, and their ability to pay interest and principal is uncertain. Negative economic developments, or expectations of negative economic developments, may have a more significant impact on the prices of securities rated below investment grade than on the prices of higher rated or investment grade bonds and other fixed income securities. These securities are considered speculative and are commonly known as “junk bonds.” Securities of distressed companies present a hightened risk of default, or may be in default at the time of the purchase, as well as hightened liquidity risk. The Fund may incur costs in protecting its investment in the event of bankruptcy or other restructuring event.

Call Risk. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. The increased likelihood of a call may reduce the security’s price. If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Credit Risk. Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue on a timely basis or at all, which could result in losses to the Fund. The credit ratings of issuers could change and negatively affect the Fund’s share price or yield. When the Fund uses derivative instruments to seek credit exposure to underlying issuers, it is subject to the credit risk of both the underlying issuer(s) and the counterparty (typically a broker or bank) to the instrument.

Derivatives Risk. Risks associated with derivatives may include the risk that the derivative is imperfectly correlated with the security, index or currency to which it relates, the risk that derivatives may not have the intended effects and may result in losses or missed opportunities and the risk that the Fund will be unable to sell or otherwise close out the derivative. Derivative transactions could also expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. The use of over-the-counter derivatives subjects the Fund to the risk that the counterparty to the derivative may be unwilling or unable to meet its obligations on the investment. The use of certain derivatives may expose the Fund to the underlying market or other reference asset in an amount exceeding the cash investment of the Fund.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations in addition to those typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and their prices may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations against, and little public information about, the companies. Trades typically take more time to settle and clear, and the costs of buying and selling foreign securities are generally higher than the costs associated with buying and selling securities traded in U.S. markets.

The values of the foreign securities held by the Fund may be affected by changes in currency exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of a holding denominated in that currency increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the foreign securities held by the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Interest Rate Risk. Fluctuations in prevailing interest rates directly affect the market prices of bonds. When market interest rates rise, bond prices fall. The longer the time to maturity of a bond, the more sensitive a bond’s price will be to changes in interest rates. In other words, a long-term bond (e.g., 30-year maturity) will have greater price sensitivity than a short-term bond (e.g., 2-year maturity). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. Interest rate changes will impact high yield bonds in different ways depending on credit ratings. BB rated bonds are more vulnerable to prevailing rates and act more like their investment grade counterparts. For bonds rated B and below, credit risk is more significant than interest rate risk. The values of securities with variable interest rates are generally less sensitive to interest rate changes than those of fixed rate securities. However, variable rate securities may decrease in value if prevailing rates decrease or if variable rates do not rise as much as rates in general.

Prospectus  |    60

The reduction or withdrawal of accommodative monetary policy and/or governmental intervention in securities markets may result in higher short-term or long-term interest rates in the future, which would have a negative impact on the prices of fixed income securities and, in turn, the Fund’s net asset value.

Liquidity Risk. When there is no willing buyer and a security cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities, at the Fund’s desired price or at all, can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to wider bid-ask spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the subadviser’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Policy Risk. In response to the global financial crisis of 2007 to 2009 and continued economic weakness in many parts of the world, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken unprecedented steps to stabilize and support financial markets, reduce the costs of borrowing and increase the availability of short-term liquidity. Many of these efforts remain in place. The withdrawal of this support, including an increase in interest rates in the United States or elsewhere, or investor perceptions that this support may be withdrawn, could cause an increase in volatility in certain financial markets or constrict the availability of credit and liquidity, which could adversely affect the value and liquidity of certain securities.

U.S. Government Agency Securities Risk. Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. government has historically provided financial support to U.S. government-sponsored agencies or instrumentalities during times of financial stress, such as the various actions taken to stabilize the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation during the credit crisis of 2008, no assurance can be given that it will do so in the future. Such securities are neither issued nor guaranteed by the U.S. Treasury.

FUND PERFORMANCE

The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling toll-free 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Class N Shares

Calendar Year Total Return

Best quarter:	06/09	7.86%
Worst quarter:	09/08	(4.95)%

The table below indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.

Average Annual Total Returns

(For the periods ended December 31, 2014)

	ASTON/TCH Fixed Income Fund
	1 Year	5 Years	10 Years	Since Inception
Class N Shares (Inception 12/13/93):
Return Before Taxes	5.89%	5.92%	5.54%	5.81%
Return After Taxes on Distributions	4.26%	4.21%	3.75%	3.72%
Return After Taxes on Distributions and Sale of Fund Shares	3.32%	3.90%	3.59%	3.64%
Class I Shares (Inception 7/31/00):
Return Before Taxes	6.15%	6.13%	5.76%	6.07%
Barclays U.S. Aggregate Bond Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from November 30, 1993. Index return for Class I shares, since inception, is 5.58%.)	5.97%	4.45%	4.71%	5.75%

Taplin, Canida & Habacht, LLC (“TCH”) became the subadviser on December 1, 2006. Performance prior to that date reflects the performance of a previous subadviser.

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After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

MANAGEMENT

Aston Asset Management, LLC serves as the investment adviser to the Fund. TCH serves as the subadviser to the Fund.

Ms. Tere Alvarez Canida, CFA, President and Managing Principal of TCH, Mr. Alan M. Habacht, a principal of TCH, Mr. William J. Canida, CFA, a principal of TCH, Scott M. Kimball, a portfolio manager at TCH, and Daniela M. Mardarovici, CFA, a portfolio manager at TCH, serve as Co-Portfolio Managers of the Fund. Ms. Canida, Mr. Habacht, and Mr. Canida have served as Portfolio Managers of the Fund since December 2006. Mr. Kimball has served as a Portfolio Manager of the Fund since February 2013. Ms. Mardarovici has served a Portfolio Manager of the Fund since February 2015.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased, exchanged, or redeemed on any business day by written request (Aston Funds, P.O. Box 9765, Providence, Rhode Island 02940), wire transfer, online access (www.astonfunds.com), or by telephone (800-992-8151). Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

Class and Account Type	Minimum Initial Investment	Subsequent Investments
Class N—Regular Accounts	$2,500	$50
Individual Retirement Accounts (IRAs)	$500	$50
Education Savings Accounts (ESAs)	$500	$50
Custodial Accounts for Minors (UGMA/UTMA)	$500	$50
Class I—Institutional Accounts	$1 Million	$50

TAX INFORMATION

The Fund’s distributions are generally taxable as ordinary income or capital gains for federal income tax purposes, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ASTON/Lake Partners LASSO Alternatives Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term total return with reduced correlation to the conventional stock and bond markets.

FEES AND EXPENSES

The table below describes the fee and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fees	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.16%	0.16%
Acquired Fund Fees and Expenses
Dividend and Interest Expense on Short Sales(a)	0.49%	0.49%
Other Acquired Fund Fees and Expenses	1.35%	1.35%
Total Acquired Fund Fees and Expenses	1.84%	1.84%
Total Annual Fund Operating Expenses	3.25%	3.00%
Fee Waiver and/or Expense Reimbursement(b)	(0.01)%	(0.01)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(b)	3.24%	2.99%
(a)	Estimated dividend and interest expense on short sales in underlying funds that engage in short selling, based on publicly available information.
(b)

The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary expenses, not including investment-related costs (such as brokerage commissions), interest, taxes, extraordinary expenses and acquired fund fees and expenses, through February 29, 2016, to the extent that operating expenses exceed 1.40% of the Fund’s average daily net assets with respect to Class N shares and 1.15% of the Fund’s average daily net assets with respect to Class I shares. Prior to February 29, 2016 the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$327	$1,000	$1,697	$3,548
Class I Shares	302	926	1,576	3,317

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio) except that it generally does not incur transaction costs when it buys mutual fund shares. Underlying funds will also incur these costs. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45.91%.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is structured as a fund-of-funds. Under normal circumstances, the Fund pursues its investment objective by investing primarily in a managed portfolio of other open-end investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that use alternative or hedging strategies (“Alternative Mutual Funds”). The Fund may also invest in closed-end funds, exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”), which provide exposure to hedging or alternative investment strategies. Under normal circumstances, the Fund will invest at least 80% of its assets in Alternative Mutual Funds and other investments with exposure to hedging or alternative investment strategies. The Fund’s strategy is implemented by the subadviser using its proprietary LASSO Long and Short Strategic Opportunities strategy. The LASSO strategy is intended to produce long-term total returns with less volatility than the overall stock market and reduced correlation to conventional asset classes, across a variety of market climates.

Hedging strategies used by underlying funds to mitigate risk include the use of short selling, options, futures, derivatives or similar instruments. Alternative investment strategies include: long/short equity; long/short credit and fixed income; market neutral and arbitrage strategies; global macro strategies; commodities or commodity-linked investments; currencies; leverage; derivatives for hedging and return purposes; illiquid, private placement or distressed

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securities; and other investments and investment techniques that are expected to have reduced correlation with major market indices. The Fund generally seeks to maintain net equity exposure ranging from 20% to 50% of assets.

The subadviser employs a top down and bottom up approach to underlying fund selection. Top down analysis includes an assessment of economic trends and market opportunities and an evaluation of strategy dynamics and risks. The bottom up portion of the investment process involves both qualitative and quantitative analysis. In selecting underlying funds, the subadviser considers certain criteria, including consistency of performance, on both an absolute and relative basis; changes in volatility and correlations over time; the investment style of an underlying fund including investment process and portfolio characteristics; and the character of underlying fund management and personnel as well as transparency with investors and sound organizational structure. To manage risk, the subadviser monitors volatility and net equity exposure, maintains a diversified portfolio, utilizes a dynamic and flexible allocation process across changing investment environments, and applies judgment to a structured sell discipline.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund. The risks discussed below for the underlying funds expose the Fund to the same risks.

Aggressive Investment Technique Risk. Investing in underlying funds that use investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts; options on futures contracts, securities and indices; forward contracts; swap agreements and similar instruments, exposes the Fund to potentially dramatic changes (losses) in the value of certain of its portfolio holdings. Such techniques may include short sales or other techniques that are intended to provide inverse exposure to a particular market or other asset class.

CFTC Regulation Risk. The Fund currently operates in compliance with the exclusion from regulation as a “commodity pool” under the Commodity Exchange Act, as amended (the “CEA”), provided by Commodity Futures Trading Commission (“CFTC”) Rule 4.5. This exclusion significantly limits the use of commodity instruments for purposes other than bona fide hedging purposes. The application of amended Rule 4.5 to “funds-of-funds” remains unclear. If the Fund were no longer able to claim the exclusion provided by Rule 4.5, the Fund would be required to register with the CFTC as a “commodity pool” and would become subject to regulation under the CEA, which could increase the Fund’s expenses, adversely affecting investment returns.

Commodity Risk. Investing in underlying funds that invest long or short in commodities markets and commodity-linked instruments, such as ETNs, may subject the Fund to greater volatility than investments in traditional securities. Commodities include energy, precious and industrial metals, agricultural products, livestock and minerals. Underlying funds may buy certain commodities directly or may invest in commodity-linked instruments. The value of commodities and commodity contracts are affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, government regulation, tariffs and taxes, world events and economic, political and regulatory developments. The Fund’s ability to invest in underlying funds that invest in commodities markets and its ability to invest in commodity-linked instruments may be significantly limited by the federal income tax rules applicable to regulated investment companies. The Fund’s ability to invest in underlying funds that invest in the commodities markets may also be limited by CEA rules.

Convertible Securities Risk. Underlying funds may invest in convertible securities. Convertible preferred stocks, which are convertible into shares of the issuer’s common stock and pay regular dividends, and convertible bonds, which are convertible into shares of the issuer’s common stock and bear interest, are subject to the risks of equity securities and fixed income securities. The lower the conversion premium, the more likely the price of the convertible security will follow the price of the underlying common stock. Conversely, higher premium convertible securities are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower, which may cause their prices to fall as interest rates rise.

The value of a convertible security is also affected by the credit quality of the issuer and any call provisions. There is the risk that the issuer of convertible preferred stock will not be able to make dividend payments or that the issuer of a convertible bond will not be able to make principal and/or interest payments.

Credit Risk. Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue on a timely basis or at all, which could result in losses to the underlying funds. The credit ratings of issuers could change and negatively affect the Fund’s share price or yield. When underlying funds use derivative instruments to seek credit exposure to underlying issuers, the underlying funds are subject to the credit risk of both the underlying issuer(s) and the counterparty (typically a broker or bank) to the instrument. When underlying funds invest in asset-backed securities, mortgage-backed securities and collateralized mortgage obligations, the underlying funds are subject to the credit risks of the underlying assets that collateralize the instrument. During periods of instability in the credit markets, delinquencies and credit losses on certain asset-backed and mortgage-backed securities have historically increased.

Currency Risk. The securities held by an underlying fund may be denominated in currencies other than the U.S. dollar, and as a result, may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of a security denominated in that currency increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the security decreases in U.S. dollar terms.

Derivatives Risk. Underlying funds may engage in derivatives transactions. Risks associated with derivatives may include the risk that the derivative is imperfectly correlated with the security, index or currency to which it relates, the risk that derivatives may not have the intended effects and may result in losses or missed opportunities and the risk that an underlying fund will be unable to sell or otherwise close out the derivative. Derivative transactions could also expose the underlying fund to the effects of leverage, which could increase the underlying fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the underlying fund. The use of derivatives by an underlying fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable

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price movements. The use of over-the-counter derivatives subjects the Fund to the risk that the counterparty to the derivative may be unwilling or unable to meet its obligations on the investment. The use of certain derivatives may expose the Fund to the underlying market or other reference asset in an amount exceeding the cash investment of the underlying fund.

Exchange-Traded Note Risk. The returns of ETNs are based on the performance of a specified market index minus applicable fees. The risks of ETNs include the risks that may affect the value of the reference index. The value of an ETN is also subject to the credit risk of the issuer. Thus, the value of an ETN may drop due to a decline in an issuer’s credit quality or a downgrade in the issuer’s credit rating, even if there is no change or an increase in the reference index. ETNs are subject to the additional risk that notes may trade at a premium or discount to their reference indices. There may also not be an active trading market available for some ETNs. Additionally, trading of ETNs may be halted or delisted by the listing exchange. When the Fund invests in an ETN, shareholders of the Fund bear their proportionate share of the ETNs’ fees and expenses as well as their share of the Fund’s fees and expenses.

Fixed Income Risk. Investing in underlying funds that invest long or short in fixed income securities subjects the Fund to additional risks, which include credit risk, interest rate risk, maturity risk, investment grade securities risk, municipal securities risk and prepayment risk. These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Securities Risk. Investing in underlying funds that invest long or short in securities of foreign issuers involves risks in addition to those typically associated with U.S. investments, including settlement risks, currency fluctuation, foreign tax risks, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions, as well as settlement and custody risks.

Fund-of-Funds Structure Risk. Your cost of investing in the Fund will be higher than the cost of investing directly in the underlying funds because you will bear your proportionate share of both the Fund’s expenses and the expenses of the underlying funds. In addition, costs may be higher than mutual funds that invest directly in stocks and bonds. Furthermore, the Fund may be prevented from fully allocating assets to an underlying fund due to regulatory limitations which may impact a fund-of-funds.

Investment Company Risk. The Fund may invest in securities of other investment companies, including ETFs, open-end funds and closed-end funds. The risks of investing in other investment companies typically reflect the risks of the types of securities in which those investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their net asset value per share. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.

Leveraged ETF Risk. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivatives strategies. Like other forms of leverage, leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. Because leveraged ETFs typically seek to obtain their objective on a daily basis, holding leveraged ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs.

Liquidity Risk. Underlying funds may hold less liquid securities, including private placements, Rule 144A securities and thinly traded securities. When there is no willing buyer and a security cannot be readily sold at the desired time or price, an underlying fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities, at the underlying fund’s desired price or at all, can adversely affect the fund’s value or prevent the fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to wider bid-ask spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the subadviser’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular underlying fund’s share price. An underlying fund may decline in value even when the values of stocks or bonds in general are rising. Overall financial market risks affect the value of the underlying funds and thus the share price of the Fund. Factors such as domestic, economic growth and market conditions, interest rate levels and political events affect the securities markets.

Non-Diversified Risk. An underlying fund that is non-diversified may invest a larger percentage of its assets in a given security than a diversified fund. As a result, it may be more susceptible to a single adverse economic, political or regulatory occurrence affecting one or more issuers in which a large percentage of its assets is invested and may experience increased volatility due to its investments in those securities.

Short Sales Risk. The underlying funds may sell securities short. Short sales involve the risk that an underlying fund will incur a loss by subsequently buying a security at a higher price than the price at which the fund previously sold the security short. Any loss will be increased by the amount of compensation, dividends or interest the fund must pay to the lender of the security. Because a loss incurred by an underlying fund on a short sale results from increases in the value of the security, losses on a short sale are theoretically unlimited. In addition, the fund may not be able to close out a short position at a particular time or at an acceptable price. A lender may request that borrowed securities be returned on short notice, and the fund may have to buy the securities sold short at an unfavorable price. If this occurs at a time when other short sellers of the same security want to close out their positions, it is more likely that the fund would have to close out its short position at an unfavorable price. If underlying funds take both long and short positions, there is a risk that the value of securities held long might decrease and the value of securities sold short might increase in response to activities of an individual company or general market conditions. In this case, an underlying fund’s potential losses could exceed those of mutual funds that hold only long positions.

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FUND PERFORMANCE

The bar chart shows how the performance of the Class I shares of the Fund has varied from year to year over the periods shown. Class I shares and Class N shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class N shares would be lower than the returns of the Class I shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling toll-free 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Class I Shares

Calendar Year Total Return

Best quarter:	09/10	5.38%
Worst quarter:	09/11	(7.25)%

The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.

Average Annual Total Returns

(For the periods ended December 31, 2014)

	ASTON/Lake Partners LASSO Alternatives Fund
	1 Year	5 Years	Since Inception
Class I Shares (Inception 4/01/09):
Return Before Taxes	1.45%	4.95%	6.85%
Return After Taxes on Distributions	0.50%	4.39%	6.29%
Return After Taxes on Distributions and Sale of Fund Shares	1.60%	3.75%	5.28%
Class N Shares (Inception 3/03/10):
Return Before Taxes	1.20%	N/A	4.65%
HFRX Equity Hedge Index (Reflects no deduction for taxes, expenses or fees. Index return for Class N shares, since inception, from February 28, 2010, is 1.01%).	1.42%	0.81%	2.63%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sales of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I shares. After-tax returns for Class N will vary.

MANAGEMENT

Aston Asset Management, LLC serves as the investment adviser to the Fund. Lake Partners, Inc. (“Lake Partners”) serves as the subadviser to the Fund.

Mr. Frederick C. Lake, Co-Chairman and Treasurer of Lake Partners, and Mr. Ronald A. Lake, Co-Chairman and President of Lake Partners, have served as Co-Portfolio Managers of the Fund since the Fund’s inception in April 2009.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased, exchanged, or redeemed on any business day by written request (Aston Funds, P.O. Box 9765, Providence, Rhode Island 02940), wire transfer, online access (www.astonfunds.com), or by telephone (800-992-8151). Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

Class and Account Type	Minimum Initial Investment	Subsequent Investments
Class N—Regular Accounts	$2,500	$50
Individual Retirement Accounts (IRAs)	$500	$50
Education Savings Accounts (ESAs)	$500	$50
Custodial Accounts for Minors (UGMA/UTMA)	$500	$50
Class I—Institutional Accounts	$100,000	$50

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TAX INFORMATION

The Fund’s distributions are generally taxable as ordinary income or capital gains for federal income tax purposes, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ASTON/Anchor Capital Enhanced Equity Fund

INVESTMENT OBJECTIVE

The Fund seeks total return through a combination of a high level of current income and capital appreciation.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fees	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.24%	0.24%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.20%	0.95%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and operating expenses remained the same.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$122	$381	$660	$1,455
Class I Shares	97	303	525	1,166

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41.24%.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its objective by investing primarily in a diversified portfolio of large-cap and mid-cap equity securities traded in U.S. markets and by writing call options on a substantial portion of the Fund’s long equity holdings (“Covered Call Options”). The subadviser focuses on companies with regular quarterly dividends and market capitalizations of $4 billion or more at the time of acquisition. The Fund places primary emphasis on the generation of income. Option premiums and dividend income are expected to constitute a significant portion of total return. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities.

Equity Selection

The subadviser selects equity securities using a bottom-up investment approach focusing on the fundamentals of each company, emphasizing a company’s current dividend yield, free cash flow and stability. The Fund may invest in equity securities of foreign issuers that are traded in U.S. markets.

Covered Call Strategy

On an ongoing and consistent basis, the subadviser intends to write (sell) individual Covered Call Options as a means of enhancing return. Call options are contracts that give the purchaser of the option, in return for payment of a premium, the right, but not the obligation, to purchase from the writer of the option the security underlying the option at a specified exercise price prior to the expiration date. As the writer of a call option, the Fund receives the premium from the purchaser of the option and has the obligation, upon exercise of the option, to deliver the underlying security upon payment of the exercise price. If the option expires without being exercised, the Fund is not required to deliver the underlying security but retains the premium received.

The Fund generally writes Covered Call Options that are out-of-the money to generate premium income for the Fund. A call option is out-of-the money if the exercise price is above the current market price for the underlying security. The Fund will generally buy back call options that reach the exercise price, in lieu of allowing them to be exercised, and write a new option at a higher exercise price.

In addition to writing Covered Call Options, the Fund may also use certain derivatives transactions for hedging purposes or to seek total return. The subadviser currently intends to purchase put options on securities in the Fund’s portfolio and put options on securities indices.

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The subadviser seeks to actively manage risk and adheres to a structured sell discipline.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Covered Call Strategy Risk. The Fund’s Covered Call Options strategy involves certain risks. These risks include:

■

By selling Covered Call Options, the Fund limits its opportunity to profit from an increase in the price of the underlying stock above the exercise price, but continues to bear the risk of a decline in the value of the underlying stock. While the Fund receives a premium for writing the Covered Call Option, the price the Fund realizes from the sale of stock upon exercise of the option could be substantially below its current market price.

■

A liquid market may not exist for the Covered Call Options written by the Fund. If the Fund is not able to close out a Covered Call Option transaction, the Fund will not be able to sell the underlying security until the option expires or is exercised.

■

The Fund’s investment strategy may also result in a lack of liquidity of the purchase and sale of portfolio securities. Because the Fund generally will hold the stocks underlying the Covered Call Options, the Fund may be less likely to sell the stocks in its portfolio to take advantage of new investment opportunities.

If the Fund generates premiums from its writing Covered Call Options, these premiums typically will result in short-term capital gains for federal income tax purposes. Distributions of net short-term capital gain, are taxable to shareholders as ordinary income for federal income tax purposes. Transactions involving the disposition of the Fund’s underlying securities (whether pursuant to the exercise of a Covered Call Option or otherwise) will give rise to capital gains or losses. Because the Fund will have no control over the exercise of the Covered Call Option, it may be forced to realize capital gains or losses at inopportune times and it will not be able to control whether such gains or losses are short-term or long-term for federal income tax purposes. The Fund’s portfolio turnover rate does not take into account short-term capital gains generated from premiums on the sale of Covered Call Options. The Fund is not designed for investors seeking a tax-efficient investment.

Derivatives Risk. Risks associated with derivatives may include the risk that the derivative is imperfectly correlated with the security, index or currency to which it relates, the risk that derivatives may not have the intended effects and may result in losses or missed opportunities and the risk that the Fund will be unable to sell or otherwise close out the derivative. Derivative transactions could also expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. The use of over-the-counter derivatives subjects the Fund to the risk that the counterparty to the derivative may be unwilling or unable to meet its obligations on the investment. The use of certain derivatives may expose the Fund to the underlying market or other reference asset in an amount exceeding the cash investment of the Fund.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations in addition to those typically associated with investing in U.S. companies. These risks are heightened for issuers located in emerging markets. The securities of foreign companies may be less liquid and their prices may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations against, and little public information about, the companies. Trades typically take more time to settle and clear, and the costs of buying and selling foreign securities are generally higher than the costs associated with buying and selling securities traded in U.S. markets.

The values of the foreign securities held by the Fund may be affected by changes in currency exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of a holding denominated in that currency increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the foreign securities held by the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Liquidity Risk. When there is no willing buyer and a security cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities, at the Fund’s desired price or at all, can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to wider bid-ask spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the subadviser’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Mid-Cap Company Risk. Investments in mid-cap companies may entail greater risks than investments in larger, more established companies. Mid-cap companies generally have narrower product lines, limited financial resources and a limited trading market for their stocks compared with larger companies. As a result, their stock prices may experience greater volatility and may decline more than those of large-cap companies in market downturns.

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FUND PERFORMANCE

The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling toll-free 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Class N Shares

Calendar Year Total Return

Best quarter:	06/09	18.93%
Worst quarter:	03/09	(7.13)%

The following table indicates how the Fund’s average annual return for different calendar periods compared to the returns of broad-based securities market indices.

Average Annual Total Returns

(For the periods ended December 31, 2014)

	ASTON/Anchor Capital Enhanced Equity Fund
	1 Year	5 Years	Since Inception
Class N Shares (Inception 1/15/08):
Return Before Taxes	5.82%	6.96%	4.88%
Return After Taxes on Distributions	5.09%	5.26%	3.15%
Return After Taxes on Distributions and Sale of Fund Shares	3.31%	4.86%	3.13%
Class I Shares (Inception 3/03/10):
Return Before Taxes	6.08%	N/A	7.26%
Standard & Poor’s (S&P) 500 Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from December 31, 2007. Index return for Class I shares, since inception, computed from February 28, 2010, is 16.16%.)	13.66%	15.44%	7.27%
Lipper Alternative Long/Short Equity Funds Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from December 31, 2007. Index return for Class I shares, since inception, computed from February 28, 2010, is 5.40%.)	2.10%	4.92%	0.37%

As of June 30, 2012, the Fund changed its name from ASTON/M.D. Sass Enhanced Equity Fund to ASTON/Anchor Capital Enhanced Equity Fund and Anchor Capital Advisors LLC (“Anchor Capital”) became the subadviser. Performance prior to that date reflects the performance of previous subadvisers. However, Mr. Altman has served as a Portfolio Manager since the Fund’s inception in January 2008.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

MANAGEMENT

Aston Asset Management, LLC serves as the investment adviser to the Fund. Anchor Capital serves as the subadviser to the Fund.

Mr. Ronald L. Altman, Senior Vice President and Senior Portfolio Manager of Anchor Capital, serves as the Lead Portfolio Manager of the Fund. Mr. David J. Watson, Senior Vice President at Anchor Capital, and Mr. Adam D. Neves, Assistant Vice President at Anchor Capital, serve as Co-Portfolio Managers of the Fund. Mr. Altman has served as the Fund’s Portfolio Manager since the Fund’s inception in January 2008. Mr. Watson and Mr. Neves have served as Co-Portfolio Managers of the Fund since February 2014.

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PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased, exchanged, or redeemed on any business day by written request (Aston Funds, P.O. Box 9765, Providence, Rhode Island 02940), wire transfer, online access (www.astonfunds.com), or by telephone (800-992-8151). Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

Class and Account Type	Minimum Initial Investment	Subsequent Investments
Class N—Regular Accounts	$2,500	$50
Individual Retirement Accounts (IRAs)	$500	$50
Education Savings Accounts (ESAs)	$500	$50
Custodial Accounts for Minors (UGMA/UTMA)	$500	$50
Class I—Institutional Accounts	$1 Million	$50

TAX INFORMATION

The Fund’s distributions are generally taxable as ordinary income or capital gains for federal income tax purposes, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ASTON/River Road Long-Short Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide absolute return while minimizing volatility over a full market cycle.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fees	1.20%	1.20%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(a)
Other Operating Expenses	0.25%	0.25%
Dividend and Interest Expense on Short Sales	0.88%	0.88%
Total Other Expenses(a)	1.13%	1.13%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Fund Operating Expenses	2.62%	2.37%
(a)	Other expenses include fees equal to 0.05% recouped by the investment adviser pursuant to an expense reimbursement agreement. The expense reimbursement agreement provides that for a period of up to three years from the end of the fiscal year during which management fees are waived or operating expenses are reimbursed, the investment adviser is entitled to be reimbursed by the Fund for such fees waived and expenses reimbursed from commencement of operations through the completion of the first three full fiscal years to the extent that the Fund’s Total Annual Operating Expenses for a class, not including investment-related costs (such as brokerage commissions), interest, taxes, extraordinary expenses and acquired fund fees and expenses, remain at or below the operating expense limit applicable to each class after such reimbursement. In addition, other expenses include dividends or interest on short sales of securities, which are paid to the lender of a security, and stock loan fees, which are paid to the prime broker.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and operating expenses remained the same as shown above, including the recoupment for the first year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$265	$804	$1,370	$2,909
Class I Shares	240	729	1,245	2,660

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 303.04%.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by taking long and short positions in equity securities. The Fund’s subadviser believes that a combination of long and short positions may provide positive returns through a complete market cycle and may offer reduced risk. The allocation between long and short positions is a result of the fundamental investment process. The Fund does not intend to be market neutral and anticipates that it will normally hold a higher percentage of its assets in long positions (i.e., the Fund will be “net long”). The Fund’s long and short equity investments consist primarily of domestic common stock and real estate investment trusts (“REITs”) but may also include other types of equity securities such as foreign stock, preferred stock, convertible preferred stocks and convertible bonds. The Fund may use instruments such as exchange-traded funds (“ETFs”), options, futures and other index-based investments to manage its exposure between long and short positions. The use of derivative instruments, if any, is expected to consist primarily of put and call options on securities and securities indices. Cash is a residual of the investment process. When the subadviser is unable to find investment opportunities that meet the Fund’s criteria, the Fund’s cash balances may increase. The Fund is classified as non-diversified.

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In selecting both long and short positions, the subadviser employs a value-driven, bottom-up approach. When the Fund takes a long position, it purchases a stock outright. The Fund takes long positions in securities that the subadviser believes will rise in value. For long positions, the subadviser seeks to identify companies it believes have certain characteristics including:

■	Priced at a discount to absolute value
■	Attractive business model
■	Shareholder-oriented management
■	Financial strength
■	Undiscovered, under-followed, misunderstood

The Fund takes short positions in securities that the subadviser believes will go down in value. For short positions, the subadviser seeks to identify companies it believes have certain characteristics including:

■	Priced at a premium to absolute value
■	Challenged business model
■	Financial weakness
■	Poor shareholder-orientation
■	Low price and earnings momentum

When the Fund takes a short position, it sells a security that it does not own at the current market price in anticipation that the market price will go down. To complete a short sale, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the borrowed security by purchasing the security in the open market at the time of closing out the short sale. The price at such time may be more or less than at the time the security was sold short. Until the borrowed security is returned, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium to the lender, which would increase the cost to the Fund of taking the short position. The proceeds of the short sale will be retained by the broker to the extent necessary to meet margin requirements until the short position is closed.

The Fund’s net market exposure will fluctuate with market opportunities but will generally be between 10% and 90%. To manage risk the subadviser may use controls and techniques to systemically reduce market exposure upon the occurrence of certain trigger events.

The subadviser’s investment process may result in higher portfolio turnover.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund. The Fund may be subject to the following risks directly through investment in individual securities or indirectly through investment in ETFs or derivative instruments.

Convertible Securities Risk. Convertible preferred stocks, which are convertible into shares of the issuer’s common stock and pay regular dividends, and convertible bonds, which are convertible into shares of the issuer’s common stock and bear interest, are subject to the risks of equity securities and fixed income securities. The lower the conversion premium, the more likely the price of the convertible security will follow the price of the underlying common stock. Conversely, higher premium convertible securities are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower, which may cause their prices to fall as interest rates rise.

The value of convertible securities is also affected by the credit quality of the issuer and any call provisions. There is the risk that the issuer of convertible preferred stock will not be able to make dividend payments or that the issuer of a convertible bond will not be able to make principal and/or interest payments.

Derivatives Risk. Risks associated with derivatives may include the risk that the derivative is imperfectly correlated with the security, index or currency to which it relates, the risk that derivatives may not have the intended effects and may result in losses or missed opportunities and the risk that the Fund will be unable to sell or otherwise close out the derivative. Derivative transactions could also expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. The use of over-the-counter derivatives subjects the Fund to the risk that the counterparty to the derivative may be unwilling or unable to meet its obligations on the investment. The use of certain derivatives may expose the Fund to the underlying market or other reference asset in an amount exceeding the cash investment of the Fund.

Exchange-Traded Fund Risk. The risks of investing in other investment companies typically reflect the risks of the types of securities in which those funds invest. Investments in ETFs are subject to the additional risk that their shares may trade at a premium or discount to their net asset value per share. There may also not be an active trading market available for shares of some ETFs. Additionally, trading of ETF shares may be halted or delisted by the listing exchange. An inverse ETF is a fund that is constructed by using various derivative instruments to profit from a decline in the underlying benchmark. Investing in these ETFs is similar to holding various short positions, or using a combination of advanced investment strategies to profit from falling prices. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.

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Similarly, short sales of ETFs and closed-end funds are subject to the specific risks described under “Short Sale Risk.” In addition, if the Fund sells short shares of ETFs that are financially leveraged, such short sales may be expected to exhibit enhanced volatility in market price as compared to short sales of similar ETFs without a leveraged capital structure.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations in addition to those typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and their prices may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations against, and little public information about, the companies. Trades typically take more time to settle and clear, and the costs of buying and selling foreign securities are generally higher than the costs associated with buying and selling securities traded in U.S. markets.

The values of the foreign securities held by the Fund may be affected by changes in currency exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of a holding denominated in that currency increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the foreign securities held by the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Liquidity Risk. When there is no willing buyer and a security cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities, at the Fund’s desired price or at all, can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to wider bid-ask spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the subadviser’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Non-Diversification Risk. The Fund may invest a larger percentage of its assets in a given security than a diversified fund. As a result, it may be more susceptible to a single adverse economic, political or regulatory occurrence affecting one or more issuers and may experience increased volatility due to its concentrated investments in those securities.

Portfolio Turnover Risk. Frequent trading of the Fund’s portfolio holdings may result in a higher than average level of capital gains, including short-term capital gains, and will result in greater transaction costs to the Fund. To the extent distributions to shareholders are made from net short-term capital gains (i.e., net capital gain on securities held or treated as held by the Fund for one year or less minus any net capital losses on securities held or treated as held by the Fund for more than one year), the distributions will be taxed at ordinary income rates for federal income tax purposes, rather than at the lower long-term capital gains rates. Greater transaction costs and higher expenses as a result of portfolio turnover may negatively impact the Fund’s performance.

REIT Risk. Securities of REITs may be affected by changes in the values of their underlying properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, which may be subject to defaults by borrowers and self-liquidations. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate prices are also affected by general economic conditions. When growth is slowing, demand for property decreases and prices and rents may decline. High or rising interest rates, which result in high or rising mortgage and financing costs, may restrain buying and selling activity, reducing the appeal of real estate investments. Distributions from REITs generally are taxed as ordinary income for federal income tax purposes.

Short Sales Risk. Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Any loss will be increased by the amount of compensation, dividends or interest the Fund must pay to the lender of the security. Because a loss incurred on a short sale results from increases in the value of the security, losses on a short sale are theoretically unlimited. In addition, the Fund may not be able to close out a short position at a particular time or at an acceptable price. A lender may request that borrowed securities be returned on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. If this occurs at a time when other short sellers of the same security want to close out their positions, it is more likely that the Fund would have to close out its short position at an unfavorable price. If this occurs at a time when other short sellers of the same security also want to close out their positions, a “short squeeze” may occur. A short squeeze drives up the price of the security sold short and makes it more likely that the Fund will have to cover its short sale at an unfavorable price. If that happens, the Fund will lose some or all of the potential profit from, or even incur a loss on, the short sale. The Fund’s use of short sales may have a leveraging effect on the Fund’s portfolio.

Value Style Risk. Value investing involves buying stocks that the subadviser believes are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, the valuation levels of value stocks are less than those of growth stocks. Because different types of stocks go in and out of favor with prevailing market and economic conditions, the Fund’s performance may be adversely affected when value stocks underperform.

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FUND PERFORMANCE

The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year for the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling toll-free 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Class N Shares

Calendar Year Total Return

Best quarter:	03/13	6.75%
Worst quarter:	03/14	(3.69)%

The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.

Average Annual Total Returns

(For the periods ended December 31, 2014)

	ASTON/River Road Long-Short Fund
	1 Year	Since Inception
Class N Shares (Inception 5/4/11):
Return Before Taxes	(2.29)%	6.52%
Return After Taxes on Distributions	(3.15)%	5.54%
Return After Taxes on Distributions and Sale of Fund Shares	(1.07)%	4.74%
Class I Shares (Inception 3/4/13)
Return Before Taxes	(1.95)%	5.12%
Russell 3000 Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from April 30, 2011. Index return since inception for Class I shares is computed from February 28, 2013, is 20.44%.)	12.56%	13.94%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sales of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown only for Class N shares. After tax returns for Class I shares will vary.

MANAGEMENT

Aston Asset Management, LLC serves as the investment adviser to the Fund. River Road Asset Management, LLC (“River Road”) serves as the subadviser to the Fund.

Mr. Matthew W. Moran, CFA, a portfolio manager at River Road, serves as the Fund’s Lead Portfolio Manager, and Mr. Daniel Johnson, CFA, CPA, a portfolio manager at River Road, serves as the Fund’s Co-Portfolio Manager. Mr. Moran has served as the Fund’s Lead Portfolio Manager since the Fund’s inception in May 2011. Mr. Johnson has served as the Fund’s Co-Portfolio Manager since March 2012.

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PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased, exchanged, or redeemed on any business day by written request (Aston Funds, P.O. Box 9765, Providence, Rhode Island 02940), wire transfer, online access (www.astonfunds.com), or by telephone (800-992-8151). Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

Class and Account Type	Minimum Initial Investment	Subsequent Investments
Class N—Regular Accounts	$2,500	$50
Individual Retirement Accounts (IRAs)	$500	$50
Education Savings Accounts (ESAs)	$500	$50
Custodial Accounts for Minors (UGMA/UTMA)	$500	$50
Class I—Institutional Accounts	$1 Million	$50

TAX INFORMATION

The Fund’s distributions are generally taxable as ordinary income or capital gains for federal income tax purposes, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ASTON/Barings International Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide total return.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

	Class N Shares	Class I Shares
Redemption Fee (on shares held less than 90 days, as a percentage of amount redeemed)	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fees	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.70%	0.70%
Total Annual Fund Operating Expenses	1.95%	1.70%
Fee Waiver and/or Expense Reimbursement(a)	(0.55)%	(0.55)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(a)	1.40%	1.15%
(a)

The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including investment-related costs (such as brokerage commissions), interest, taxes, extraordinary expenses and acquired fund fees and expenses, through February 29, 2016, to the extent that operating expenses exceed 1.40% of the Fund’s average daily net assets with respect to Class N shares and 1.15% of the Fund’s average daily net assets with respect to Class I shares (the “Operating Expense Limit”). Prior to February 29, 2016, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds. For a period of up to three years from the end of the fiscal year during which fees are waived or expenses are reimbursed, the investment adviser is entitled to be reimbursed by the Fund for such fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund’s Total Annual Operating Expenses for a class, not including investment-related costs (such as brokerage commissions), interest, taxes, extraordinary expenses and acquired fund fees and expenses remain at or below the Operating Expense Limit after such reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$143	$559	$1,001	$2,230
Class I Shares	117	482	871	1,963

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53.14%.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its assets in common stock and other equity securities of non-U.S. companies.

The subadviser employs a growth at a reasonable price (“GARP”) strategy. GARP investing involves buying stocks that have a reasonable price/earnings ratio in relationship to a company’s earnings growth rate. The investment process combines bottom-up and top-down analysis. Bottom-up analysis is based on global company research that seeks to identify positive catalysts for outperformance or earnings surprise based on both growth and value factors. Top-down analysis seeks to assess the relative attractiveness of countries and sectors.

The Fund may invest in companies of all sizes and market capitalization levels. The Fund invests primarily in companies in Europe, Australasia and the Far East (“EAFE”) and emerging markets. Under normal conditions, the Fund will invest in issuers from at least five countries excluding the United States.

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PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Emerging Market Securities Risk. In addition to the general foreign securities risks described below, investing in emerging market countries is subject to a number of risks, including:

■	Economic structures that are less diverse and mature than those of developed countries
■	Less stable political systems and less developed legal systems
■	National policies that may restrict foreign investment
■	Wide fluctuations in the value of investments, possibly as a result of significant currency exchange rate fluctuations
■	Smaller securities markets, making investments less liquid
■	Special custody arrangements

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations in addition to those typically associated with investing in U.S. companies. These risks are heightened for issuers located in emerging markets. The securities of foreign companies may be less liquid and their prices may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations against, and little public information about, the companies. Trades typically take more time to settle and clear, and the costs of buying and selling foreign securities are generally higher than the costs associated with buying and selling securities traded in U.S. markets.

The values of the foreign securities held by the Fund may be affected by changes in currency exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of a holding denominated in that currency increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the foreign securities held by the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

GARP Style Risk. GARP investing involves buying stocks that have a reasonable price/earnings ratio in relationship to a company’s earnings growth rate. Because different types of stocks go in and out of favor with investors depending on prevailing market and economic conditions, the Fund’s performance may be adversely affected when stocks preferred by a GARP investing strategy underperform.

Geographic Concentration Risk. To the extent the Fund invests a substantial amount of its assets in securities of issuers located in a single country or geographic region, any changes to the regulatory, political, social or economic conditions in such country or geographic region will generally have greater impact on the Fund than such changes would have on a more geographically diversified fund, and may result in increased volatility and greater losses.

Liquidity Risk. When there is no willing buyer and a security cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities, at the Fund’s desired price or at all, can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to wider bid-ask spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the subadviser’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Small-Cap and Mid-Cap Company Risk. Investing in securities of small-cap and mid-cap companies may involve greater risks than investing in securities of larger, more established companies. Small-cap and mid-cap companies generally have limited product lines, markets, and financial resources. Their securities may trade less frequently and in more limited volumes than the securities of larger, more established companies. Also, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline more than those of large-cap companies in market downturns.

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FUND PERFORMANCE

The bar chart shows how the performance of the Class I shares of the Fund has varied from year to year over the periods shown. Class I shares and Class N shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class N shares would be lower than the returns of the Class I shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling toll-free 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Class I Shares

Calendar Year Total Return

Best quarter:	06/09	20.89%
Worst quarter:	09/08	(22.66)%

The following table indicates how the Fund’s average annual returns of Class I shares for different calendar periods compared to the returns of a broad-based securities market index.

Average Annual Total Returns

(For the periods ended December 31, 2014)

	ASTON/Barings International Fund
	1 Year	5 Years	Since Inception
Class I Shares (Inception 11/02/07):
Return Before Taxes	(7.17)%	3.58%	(2.79)%
Return After Taxes on Distributions	(10.50)%	2.04%	(3.81)%
Return After Taxes on Distributions and Sale of Fund Shares	(1.28)%	2.79%	(2.07)%
Class N Shares (Inception 3/03/10):
Return Before Taxes	(7.14)%	N/A	4.57%
MSCI EAFE Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class I shares is computed from October 31, 2007. Index return for Class N shares, since inception, computed from February 28, 2010, is 6.66%)	(4.90)%	5.33%	(1.24)%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class I shares. After-tax returns for Class N shares will vary.

MANAGEMENT

Aston Asset Management, LLC serves as the investment adviser to the Fund. Baring International Investment Limited (“Barings”) serves as the subadviser to the Fund.

Mr. David Bertocchi, CFA, International & World Equity Investment Manager of Barings, serves as the Portfolio Manager of the Fund. Mr. Bertocchi has served as the Portfolio Manager of the Fund since April 2008.

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PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased, exchanged, or redeemed on any business day by written request (Aston Funds, P.O. Box 9765, Providence, Rhode Island 02940), wire transfer, online access (www.astonfunds.com), or by telephone (800-992-8151). Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

Class and Account Type	Minimum Initial Investment	Subsequent Investments
Class N—Regular Accounts	$2,500	$50
Individual Retirement Accounts (IRAs)	$500	$50
Education Savings Accounts (ESAs)	$500	$50
Custodial Accounts for Minors (UGMA/UTMA)	$500	$50
Class I—Institutional Accounts	$1 Million	$50

TAX INFORMATION

The Fund’s distributions are generally taxable as ordinary income or capital gains for federal income tax purposes, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ASTON/Guardian Capital Global Dividend Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation and current income.

FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

	Class N Shares	Class I Shares
Redemption Fee (on shares held less than 90 days, as a percentage of amount redeemed)	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fees	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	4.16%	4.16%
Total Annual Fund Operating Expenses	5.21%	4.96%
Fee Waiver and/or Expense Reimbursement(a)	(3.91)%	(3.91)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(a)	1.30%	1.05%
(a)	The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including investment-related costs (such as brokerage commissions), interest, taxes, extraordinary expenses and acquired fund fees and expenses, through February 29, 2016, to the extent that operating expenses exceed 1.30% of the Fund’s average daily net assets with respect to Class N shares and 1.05% of the Fund’s average daily net assets with respect to Class I shares (the “Operating Expense Limit”). Prior to February 29, 2016, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds. For a period of up to three years from the end of the fiscal year during which fees are waived or expenses are reimbursed, the investment adviser is entitled to be reimbursed by the Fund for such fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund’s Total Annual Operating Expenses for a class, not including investment-related costs (such as brokerage commissions), interest, taxes, extraordinary expenses and acquired fund fees and expenses, remain at or below the Operating Expense Limit after such reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$132	$1,211	$2,284	$4,949
Class I Shares	107	1,139	2,171	4,756

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the period from April 14, 2014, when the Fund commenced investment operations, through the Fund’s fiscal year end on October 31, 2014, the Fund’s portfolio turnover rate was 15.97%.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests primarily in a diversified portfolio of dividend-paying equity securities of both U.S. and non-U.S. companies. In selecting securities for the Fund, the subadviser primarily relies on bottom-up analysis and seeks to identify companies that it believes have the potential for growth of income and capital appreciation over time, with a particular emphasis on companies that the subadviser believes have the ability to grow earnings and a willingness to increase dividends. The subadviser believes that focusing on dividend-paying equity securities may tend to stabilize the volatility inherent in equity securities. The Fund may invest in companies of all sizes, but the investment process is expected to result in a bias towards larger capitalization companies. Under normal conditions, the Fund invests at least 40% of its assets in equity securities of non-U.S. companies. The Fund will invest in at least three countries other than the United States.

The Fund’s portfolio will generally be diversified across at least seven of the global sectors of the Morgan Stanley Capital International (MSCI) World Index. The Fund may invest in securities of companies that are listed, or whose principal business activities are located, in emerging market countries. The Fund may

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purchase or sell foreign currencies to hedge against changes in the value of the U.S. dollar or to help protect the value of foreign securities that it purchases. The Fund may invest in real estate investment trusts (“REITs”) and royalty income trusts.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Emerging Market Securities Risk. In addition to the general foreign securities risks described below, investing in emerging market countries is subject to a number of risks, including:

■	Economic structures that are less diverse and mature than those of developed countries
■	Less stable political systems and less developed legal systems
■	National policies that may restrict foreign investment
■	Wide fluctuations in the value of investments, possibly as a result of significant currency exchange rate fluctuations
■	Smaller securities markets, making investments less liquid
■	Special custody arrangements

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations in addition to those typically associated with investing in U.S. companies. These risks are heightened for issuers located in emerging markets. The securities of foreign companies may be less liquid and their prices may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations against, and little public information about, the companies. Trades typically take more time to settle and clear, and the costs of buying and selling foreign securities are generally higher than the costs associated with buying and selling securities traded in U.S. markets.

The values of the foreign securities held by the Fund may be affected by changes in currency exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of a holding denominated in that currency increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the foreign securities held by the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Geographic Concentration Risk. To the extent the Fund invests a substantial amount of its assets in securities of issuers located in a single country or geographic region, any changes to the regulatory, political, social or economic conditions in such country or geographic region will generally have greater impact on the Fund than such changes would have on a more geographically diversified fund, and may result in increased volatility and greater losses.

Investment Style Risk. Because different types of stocks go in and out of favor with investors depending on prevailing market and economic conditions, returns from dividend-paying, larger capitalization stocks may underperform funds that emphasize other types of securities. Large-cap stocks tend to go through cycles of doing better or worse than other segments of the stock market or the stock market in general. These cycles may last as long as several years.

Liquidity Risk. When there is no willing buyer and a security cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities, at the Fund’s desired price or at all, can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to wider bid-ask spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the subadviser’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

New Fund Risk. The Fund is recently formed and has a limited operating history. If the Fund does not grow to a viable size due to market factors, performance or the inability to attract assets, the Fund may be liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders.

REIT Risk. Securities of REITs may be affected by changes in the values of their underlying properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, which may be subject to defaults by borrowers and self-liquidations. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate prices are also affected by general economic conditions. When growth is slowing, demand for property decreases and prices and rents may decline. High or rising interest rates, which result in high or rising mortgage and financing costs, may restrain buying and selling activity, reducing the appeal of real estate investments. Distributions from REITs generally are taxed as ordinary income for federal income tax purposes.

Royalty Income Trust Risk. Investing in royalty income trusts, which typically passively manage royalties and net working interests in oil-, gas- or mineral-producing properties and rely on outside drilling or mining companies to extract the resources, involves certain risks not typically associated with investing in publicly traded companies. Royalty income trusts generally do not guarantee minimum distributions or return of capital. If the assets underlying a royalty

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income trust do not perform as expected, the trust may reduce or eliminate distributions, which will significantly impair the value of an investment in the trust. Royalty income trusts are also exposed to many of the same risks as energy and natural resources companies, such as commodity pricing risk, supply and demand risk and depletion and exploration risk.

Small-Cap and Mid-Cap Company Risk. Investing in securities of small-cap and mid-cap companies may involve greater risks than investing in securities of larger, more established companies. Small-cap and mid-cap companies generally have limited product lines, markets, and financial resources. Their securities may trade less frequently and in more limited volumes than the securities of larger, more established companies. Also, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline more than those of large-cap companies in market downturns.

FUND PERFORMANCE

The Fund does not have a full calendar year of operations. Performance information will be included in the Fund’s next annual or semi-annual shareholder report.

MANAGEMENT

Aston Asset Management, LLC serves as the investment adviser to the Fund. Guardian Capital LP (“Guardian”) serves as the subadviser to the Fund.

Mr. Srikanth Iyer, Managing Director and Head of Systematic Strategies for Guardian, has served as a Portfolio Manager of the Fund since the Fund’s inception in April 2014. Ms. Fiona Wilson, Portfolio Manager for Guardian’s Systematic Strategies Team, has served as a Portfolio Manager of the Fund since the Fund’s inception in April 2014.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased, exchanged, or redeemed on any business day by written request (Aston Funds, P.O. Box 9765, Providence, Rhode Island 02940), wire transfer, online access (www.astonfunds.com), or by telephone (800-992-8151). Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

Class and Account Type	Minimum Initial Investment	Subsequent Investments
Class N—Regular Accounts	$2,500	$50
Individual Retirement Accounts (IRAs)	$500	$50
Education Savings Accounts (ESAs)	$500	$50
Custodial Accounts for Minors (UGMA/UTMA)	$500	$50
Class I—Institutional Accounts	$1 Million	$50

TAX INFORMATION

The Fund’s distributions are generally taxable as ordinary income or capital gains for federal income tax purposes, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ASTON/LMCG Emerging Markets Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

	Class N Shares	Class I Shares
Redemption Fee (on shares held less than 90 days, as a percentage of amount redeemed)	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fees	1.05%	1.05%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	4.66%	4.66%
Acquired Fund Fees and Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	6.01%	5.76%
Fee Waiver and/or Expense Reimbursement(a)(b)	(4.53)%	(4.53)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(a)(b)	1.48%	1.23%
(a)	The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including investment-related costs (such as brokerage commissions), interest, taxes, extraordinary expenses and acquired fund fees and expenses, through February 29, 2016, to the extent that operating expenses exceed 1.43% of the Fund’s average daily net assets with respect to Class N shares and 1.18% of the Fund’s average daily net assets with respect to Class I shares (the “Operating Expense Limit”). Prior to February 29, 2016, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds. For a period of up to three years from the end of the fiscal year during which fees are waived or expenses are reimbursed, the investment adviser is entitled to be reimbursed by the Fund for such fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund’s Total Annual Operating Expenses for a class, not including investment-related costs (such as brokerage commissions), interest, taxes, extraordinary expenses and acquired fund fees and expenses, remain at or below the Operating Expense Limit after such reimbursement.
(b)	Expenses shown above have been restated to reflect the Fund’s contractual expense limits currently in effect and will differ from the expenses reflected in the Fund’s annual report for fiscal year ended October 31, 2014.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$151	$1,382	$2,589	$5,502
Class I Shares	125	1,312	2,480	5,324

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63.48%.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of emerging market companies. The Fund determines emerging market companies based on the security’s country classification assigned by Morgan Stanley Capital International (“MSCI”), an index provider. MSCI generally determines a security’s country classification by the country of incorporation of the issuing company and the primary listing of the security and categorizes certain countries as emerging markets based on a number of factors. Securities of exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”) that track an emerging market index will be considered emerging market securities for purposes of this investment policy. Emerging market countries may be located in such regions as Asia, Latin America, the Middle East, Southern Europe, Eastern Europe and Africa.

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The Fund invests primarily in common stocks from the universe of companies in the MSCI Emerging Markets IMI Index, utilizing a proprietary, fundamentally-based, quantitative investment process of LMCG Investments, LLC (“LMCG”) (formerly, Lee Munder Capital Group, LLC), the Fund’s subadviser. The Fund also invests in ETFs, ETNs and depositary receipts to seek exposure to certain emerging markets. The Fund may also invest in preferred stocks, real estate investment trusts (“REITs”) and other investment companies. The subadviser uses a bottom-up and risk-controlled approach in seeking to identify stocks with good growth prospects and high quality of earnings through a proprietary stock selection and ranking methodology. The investment methodology evaluates three broad metrics: (i) market dynamics, (ii) value and (iii) quality. For market dynamics, stocks are ranked on earnings growth prospects and relative strength. For value, stocks are evaluated on relative value using valuation measures such as price/book, price/earnings, dividend yield and cash/price. For quality, a company’s earnings quality is assessed as well as its operating efficiency and use of capital. The methodology seeks to construct a portfolio that is balanced across these metrics.

Subject to minimum capitalization and liquidity constraints, the Fund may invest in securities of any market capitalization including small-cap and mid-cap companies. Allocation of assets to particular countries, regions and sectors is a residual of the investment process. Accordingly, the Fund may at times have a significant portion of its portfolio invested in one country, region or sector, or in a group of related countries, regions or sectors.

The Fund may invest up to 20% of assets in the United States or other developed markets.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Emerging Market Securities Risk. In addition to the general foreign securities risks described below, investing in emerging market countries is subject to a number of risks, including:

■	Economic structures that are less diverse and mature than those of developed countries
■	Less stable political systems and less developed legal systems
■	National policies that may restrict foreign investment
■	Wide fluctuations in the value of investments, possibly as a result of significant currency exchange rate fluctuations
■	Smaller securities markets, making investments less liquid
■	Special custody arrangements

Exchange-Traded Note Risk. The returns of ETNs are based on the performance of a specified market index minus applicable fees. The risks of ETNs include the risks that may affect the value of the reference index. The value of an ETN is also subject to the credit risk of the issuer. Thus, the value of an ETN may drop due to a decline in an issuer’s credit quality or a downgrade in the issuer’s credit rating, even if there is no change or an increase in the reference index. ETNs are subject to the additional risk that notes may trade at a premium or discount to their reference index. There may also not be an active trading market available for some ETNs. Additionally, trading of ETNs may be halted or delisted by the listing exchange. When the Fund invests in an ETN, shareholders of the Fund bear their proportionate share of the ETNs’ fees and expenses as well as their share of the Fund’s fees and expenses.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations in addition to those typically associated with investing in U.S. companies. These risks are heightened for issuers located in emerging markets. The securities of foreign companies may be less liquid and their prices may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations against, and little public information about, the companies. Trades typically take more time to settle and clear, and the costs of buying and selling foreign securities are generally higher than the costs associated with buying and selling securities traded in U.S. markets.

The values of the foreign securities held by the Fund may be affected by changes in currency exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of a holding denominated in that currency increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the foreign securities held by the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Geographic Concentration Risk. To the extent the Fund invests a substantial amount of its assets in securities of issuers located in a single country or geographic region, any changes to the regulatory, political, social or economic conditions in such country or geographic region will generally have greater impact on the Fund than such changes would have on a more geographically diversified fund, and may result in increased volatility and greater losses.

Investment Company Risk. The Fund may invest in securities of other investment companies, including ETFs, open-end funds and closed-end funds. The risks of investing in other investment companies typically reflect the risks of the types of securities in which those investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their net asset value per share. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.

Liquidity Risk. When there is no willing buyer and a security cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities, at the Fund’s desired price or at all, can adversely affect the Fund’s value or prevent

Prospectus  |    85

the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to wider bid-ask spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the subadviser’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Quantitative Model Risk. To the extent that the subadviser relies on its proprietary quantitative models to identify securities for investment, the Fund bears the risk that the quantitative models will not be successful in identifying securities that will help the Fund achieve its investment objective, and may cause the Fund to underperform its benchmark or its peers.

REIT Risk. Securities of REITs may be affected by changes in the values of their underlying properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, which may be subject to defaults by borrowers and self-liquidations. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate prices are also affected by general economic conditions. When growth is slowing, demand for property decreases and prices and rents may decline. High or rising interest rates, which result in high or rising mortgage and financing costs, may restrain buying and selling activity, reducing the appeal of real estate investments. Distributions from REITs generally are taxed as ordinary income for federal income tax purposes.

Sector Concentration Risk. The Fund may entail greater risks than investing in funds diversified across sectors. Because the Fund may at times have a significant portion of its assets in one or more related sectors, the Fund may be subject to a greater level of market risk and its performance may be more volatile than a fund that does not concentrate its investments in a specific sector.

Small-Cap and Mid-Cap Company Risk. Investing in securities of small-cap and mid-cap companies may involve greater risks than investing in securities of larger, more established companies. Small-cap and mid-cap companies generally have limited product lines, markets, and financial resources. Their securities may trade less frequently and in more limited volumes than the securities of larger, more established companies. Also, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline more than those of large-cap companies in market downturns.

Style Risk. The subadviser’s stock selection strategy includes both value and growth factors. During periods when value investing significantly outperforms growth investing, or during periods when growth investing significantly outperforms value investing, the Fund may underperform funds that exclusively employ the favored investing style.

FUND PERFORMANCE

The bar chart shows the performance of the Class N shares of the Fund for the period shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling toll-free 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Class N Shares

Calendar Year Total Return

Best quarter:	06/14	5.81%
Worst quarter:	09/14	(2.90)%

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The following table indicates how the Fund’s average annual returns for the calendar period compared to the returns of a broad-based securities market index.

Average Annual Total Returns

(For the periods ended December 31, 2014)

	ASTON/LMCG Emerging Markets Fund
	1 Year	Since Inception
Class N Shares (Inception 03/28/13):
Return Before Taxes	(0.09)%	(3.72)%
Return After Taxes on Distributions	(0.23)%	(4.01)%
Return After Taxes on Distributions and Sale of Fund Shares	0.06%	(2.85)%
Class I Shares (Inception 3/28/13):
Return Before Taxes	0.15%	(3.42)%
MSCI Emerging Markets Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N and Class I shares is computed from March 31, 2013.)	(2.19)%	(1.82)%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

MANAGEMENT

Aston Asset Management, LLC serves as the investment adviser to the Fund. LMCG serves as the subadviser to the Fund.

Mr. Gordon Johnson, PhD, CFA, is the lead portfolio manager of the LMCG Emerging Markets strategy, and has served as the Fund’s Lead Portfolio Manager since the Fund’s inception in March 2013. Ms. Shannon Ericson, CFA, is a portfolio manager and analyst on the LMCG Emerging Markets strategy and has served as a Co-Portfolio Manager of the Fund since the Fund’s inception in March 2013. Mr. Vikram Srimurthy, PhD, CFA, is a portfolio manager and analyst on the LMCG Emerging Markets strategy and has served as a Co-Portfolio Manager of the Fund since the Fund’s inception in March 2013.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased, exchanged, or redeemed on any business day by written request (Aston Funds, P.O. Box 9765, Providence, Rhode Island 02940), wire transfer, online access (www.astonfunds.com), or by telephone (800-992-8151). Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

Class and Account Type	Minimum Initial Investment	Subsequent Investments
Class N—Regular Accounts	$2,500	$50
Individual Retirement Accounts (IRAs)	$500	$50
Education Savings Accounts (ESAs)	$500	$50
Custodial Accounts for Minors (UGMA/UTMA)	$500	$50
Class I—Institutional Accounts	$1 Million	$50

TAX INFORMATION

The Fund’s distributions are generally taxable as ordinary income or capital gains for federal income tax purposes, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ASTON/Pictet International Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide capital appreciation.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

	Class N Shares	Class I Shares
Redemption Fee (on shares held less than 90 days, as a percentage of amount redeemed)	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fees	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	2.11%	2.11%
Total Annual Fund Operating Expenses	3.26%	3.01%
Fee Waiver and/or Expense Reimbursement(a)	(1.86)%	(1.86)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(a)	1.40%	1.15%
(a)	The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including investment-related costs (such as brokerage commissions), interest, taxes, extraordinary expenses and acquired fund fees and expenses, through February 29, 2016, to the extent that operating expenses exceed 1.40% of the Fund’s average daily net assets with respect to Class N shares and 1.15% of the Fund’s average daily net assets with respect to Class I shares (the “Operating Expense Limit”). Prior to February 29, 2016, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds. For a period of up to three years from the end of the fiscal year during which fees are waived or expenses are reimbursed, the investment adviser is entitled to be reimbursed by the Fund for such fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund’s Total Annual Operating Expenses for a class, not including investment-related costs (such as brokerage commissions), interest, taxes, extraordinary expenses and acquired fund fees and expenses, remain at or below the Operating Expense Limit after such reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$143	$830	$1,541	$3,431
Class I Shares	117	755	1,418	3,195

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the period from April 14, 2014, when the Fund commenced investment operations, through the Fund’s fiscal year end on October 31, 2014, the Fund’s portfolio turnover rate was 25.82%.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests primarily in equity securities, principally common stocks, of non-U.S. companies. The Fund emphasizes companies whose principal activities are located in countries represented by the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index. Companies generally may be considered to have principal activities in a country if they are organized or headquartered in such country or their stock principally trades in markets located in such country. The Fund may invest to a more limited extent in other developed countries such as the United States or Canada. The Fund may also invest in securities of companies that are listed, or whose principal business activities are located in emerging market countries. The Fund may invest in companies of all sizes, including small- and mid-cap companies.

The subadviser seeks to build a portfolio of companies that trade below their underlying (“intrinsic”) value at the time of purchase. To identify such stocks, the investment process utilizes bottom-up fundamental analysis that focuses on future growth in cash generation and cash returns on the capital employed in the business. Because the portfolio is focused on both growth and valuation, the portfolio has Growth at a Reasonable Price (“GARP”) characteristics. The

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subadviser calculates an intrinsic value for candidate companies using complimentary long-term forecasting techniques, and to establish an investment thesis with clearly identified investment drivers. The subadviser builds and maintains a portfolio that seeks to combine high conviction ideas, while diversifying their underlying investment drivers. The Fund’s regional and country allocations, industry sector allocations and market capitalization ranges are a result of the bottom-up selection process. The Fund may purchase or sell foreign currencies to hedge against changes in the value of the U.S. dollar or to help protect the value of foreign securities that it purchases. The subadviser adheres to a structured sell discipline by monitoring performance, target price levels, risk and the overall investment case of the stocks in the portfolio.

The countries represented by the MSCI EAFE Index currently include: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Emerging Market Securities Risk. In addition to the general foreign securities risks described below, investing in emerging market countries is subject to a number of risks, including:

■	Economic structures that are less diverse and mature than those of developed countries
■	Less stable political systems and less developed legal systems
■	National policies that may restrict foreign investment
■	Wide fluctuations in the value of investments, possibly as a result of significant currency exchange rate fluctuations
■	Smaller securities markets, making investments less liquid
■	Special custody arrangements

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These risks are heightened for issuers located in emerging markets. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the costs of buying and selling foreign securities are generally higher than similar costs associated with securities traded in U.S. markets.

The values of the foreign securities held by the Fund may be affected by changes in currency exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the foreign securities held by the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

GARP Style Risk. GARP investing involves buying stocks that have a reasonable price/earnings ratio in relationship to a company’s earnings growth rate. Because different types of stocks go in and out of favor with investors depending on prevailing market and economic conditions, the Fund’s performance may be adversely affected when stocks preferred by a GARP investing strategy underperform.

Geographic Concentration Risk. To the extent the Fund invests a substantial amount of its assets in securities of issuers located in a single country or geographic region, any changes to the regulatory, political, social or economic conditions in such country or geographic region will generally have greater impact on the Fund than such changes would have on a more geographically diversified fund, and may result in increased volatility and greater losses.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities, at the Fund’s desired price or at all, can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to wider bid-ask spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the subadviser’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

New Fund Risk. The Fund is recently formed and has a limited operating history. If the Fund does not grow to a viable size due to market factors, performance or the inability to attract assets, the Fund may be liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders.

Small-Cap and Mid-Cap Company Risk. Investing in securities of small-cap and mid-cap companies may involve greater risks than investing in securities of larger, more established companies. Small-cap and mid-cap companies generally have limited product lines, markets, and financial resources. Their securities may trade less frequently and in more limited volumes than the securities of larger, more established companies. Also, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline more than those of large-cap companies in market downturns.

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Style Risk. The subadviser’s stock selection strategy includes both value and growth factors. During periods when value investing significantly outperforms growth investing, or during periods when growth investing significantly outperforms value investing, the Fund may underperform funds that exclusively employ the favored investing style.

FUND PERFORMANCE

The Fund does not have a full calendar year of operations. Performance information will be included in the Fund’s next annual or semi-annual shareholder report.

MANAGEMENT

Aston Asset Management, LLC serves as the investment adviser to the Fund. Pictet Asset Management Limited (“PAM”) serves as the subadviser to the Fund.

Mr. Fabio Paolini, CFA, Head of EAFE Equities at PAM, has served as the Fund’s Lead Portfolio Manager since the Fund’s inception in April 2014. Ms. Swee-Kheng Lee, Senior Investment Manager of Developed Equities at PAM, and Mr. Benjamin Beneche, CFA, Investment Manager of Developed Equities at PAM, have served as Co-Portfolio Managers of the Fund since the Fund’s inception in April 2014.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased, exchanged, or redeemed on any business day by written request (Aston Funds, P.O. Box 9765, Providence, Rhode Island 02940), wire transfer, online access (www.astonfunds.com), or by telephone (800-992-8151). Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

Class and Account Type	Minimum Initial Investment	Subsequent Investments
Class N—Regular Accounts	$2,500	$50
Individual Retirement Accounts (IRAs)	$500	$50
Education Savings Accounts (ESAs)	$500	$50
Custodial Accounts for Minors (UGMA/UTMA)	$500	$50
Class I—Institutional Accounts	$1 Million	$50

TAX INFORMATION

The Fund’s distributions are generally taxable as ordinary income or capital gains for federal income tax purposes, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ASTON/Harrison Street Real Estate Fund

INVESTMENT OBJECTIVE

The Fund seeks total return through a combination of growth and income.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

	Class N Shares	Class I Shares
Redemption Fee (on shares held less than 90 days, as a percentage of amount redeemed)	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fees	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.91%	0.91%
Total Annual Fund Operating Expenses	2.16%	1.91%
Fee Waiver and/or Expense Reimbursement(a)	(0.79)%	(0.79)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(a)	1.37%	1.12%
(a)	The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including investment-related costs (such as brokerage commissions), interest, taxes, extraordinary expenses and acquired fund fees and expenses, through February 29, 2016, to the extent that operating expenses exceed 1.37% of the Fund’s average daily net assets with respect to Class N shares and 1.12% of the Fund’s average daily net assets with respect to Class I shares. Prior to February 29, 2016, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$139	$600	$1,087	$2,431
Class I Shares	114	523	958	2,169

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 162.93%.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its assets in real estate investment trusts (“REITs”) and common stocks and other equity securities of U.S. and foreign companies principally engaged in the real estate sector.

The Fund emphasizes publicly traded real estate-related securities of companies domiciled in the United States and Canada. The Fund does not invest in real estate directly. The Fund is classified as non-diversified.

Securities are selected for the Fund using a fundamental bottom-up stock selection process. The subadviser uses a proprietary relative cash flow multiple analysis to estimate values of portfolio companies, which takes into account multiple factors including:

■	Capital structure
■	Earnings growth
■	Earnings momentum
■	Earnings quality

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■	Liquidity
■	Property quality

The subadviser also uses a proprietary model to assess net asset value (“NAV”) based on both quantitative measures and incorporating a qualitative assessment of management ability. A warranted share price is calculated from a combination of the outputs from the multiple analysis model and the NAV model. While securities are selected primarily from the universe of companies comprising the benchmark index, the Fund may invest to a limited degree in companies outside of the benchmark index. To manage risk, the subadviser employs portfolio constraints such as limits on position size, market capitalization and geographic and sector exposure. The subadviser’s investment process may result in higher portfolio turnover.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations in addition to those typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and their prices may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations against, and little public information about, the companies. Trades typically take more time to settle and clear, and the costs of buying and selling foreign securities are generally higher than the costs associated with buying and selling securities traded in U.S. markets.

The values of the foreign securities held by the Fund may be affected by changes in currency exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of a holding denominated in that currency increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the foreign securities held by the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Liquidity Risk. When there is no willing buyer and a security cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities, at the Fund’s desired price or at all, can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to wider bid-ask spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the subadviser’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Non-Diversification Risk. The Fund may invest a larger percentage of its assets in a given security than a diversified fund. As a result, it may be more susceptible to a single adverse economic, political or regulatory occurrence affecting one or more issuers and may experience increased volatility due to its concentrated investments in those securities.

Portfolio Turnover Risk. Frequent trading of the Fund’s portfolio holdings may result in a higher than average level of capital gains, including short-term capital gains, and will result in greater transaction costs to the Fund. To the extent distributions to shareholders are made from net short-term capital gains (i.e., net capital gain on securities held or treated as held by the Fund for one year or less minus any net capital losses on securities held or treated as held by the Fund for more than one year), the distributions will be taxed at ordinary income rates for federal income tax purposes, rather than at the lower long-term capital gains rates. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact the Fund’s performance.

REIT Risk. Securities of REITs may be affected by changes in the values of their underlying properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, which may be subject to defaults by borrowers and self-liquidations. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate prices are also affected by general economic conditions. When growth is slowing, demand for property decreases and prices and rents may decline. High or rising interest rates, which result in high or rising mortgage and financing costs, may restrain buying and selling activity, reducing the appeal of real estate investments. Distributions from REITs generally are taxed as ordinary income for federal income tax purposes.

Sector Concentration Risk. The Fund may entail greater risks than investing in funds diversified across sectors. Because the Fund may at times have a significant portion of its assets in one or more related sectors, the Fund may be subject to a greater level of market risk and its performance may be more volatile than a fund that does not concentrate its investments in a specific sector.

Style Risk. The subadviser’s stock selection strategy includes both value and growth factors. During periods when value investing significantly outperforms growth investing, or during periods when growth investing significantly outperforms value investing, the Fund may underperform funds that exclusively employ the favored investing style.

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FUND PERFORMANCE

The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling toll-free 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Class N Shares

Calendar Year Total Return

Best quarter:	09/09	31.09%
Worst quarter:	12/08	(39.07)%

The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of broad-based securities market indices. Average annual total returns for both indices are included in the table below.

Average Annual Total Returns

(For the periods ended December 31, 2014)

	ASTON/Harrison Street Real Estate Fund
	1 Year	5 Years	10 Years	Since Inception
Class N Shares (Inception 12/30/97):
Return Before Taxes	21.42%	16.09%	6.99%	9.04%
Return After Taxes on Distributions	20.81%	15.59%	5.34%	7.29%
Return After Taxes on Distributions and Sale of Fund Shares	12.13%	12.80%	5.44%	7.04%
Class I Shares (Inception 9/20/05):
Return Before Taxes	21.78%	16.37%	N/A	6.69%
FTSE/NAREIT All Equity REITs Total Return Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from December 31, 1997. Index return for Class I shares, since inception, computed from September 30, 2005, is 7.85%.)	28.03%	16.91%	8.32%	9.55%

Harrison Street Securities, LLC (“HSS”) became the subadviser to the Fund on June 30, 2011. Performance prior to that date reflects the performance of a previous subadviser. Performance prior to September 22, 2001 reflects the performance of a predecessor fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

MANAGEMENT

Aston Asset Management, LLC serves as the investment adviser to the Fund. HSS serves as the subadviser to the Fund.

Mr. Reagan Pratt and Mr. James Kammert, CFA, each a principal and managing member of HSS, serve as Co-Portfolio Managers of the Fund. Mr. Pratt and Mr. Kammert have served as Co-Portfolio Managers of the Fund since June 2011.

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PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased, exchanged, or redeemed on any business day by written request (Aston Funds, P.O. Box 9765, Providence, Rhode Island 02940), wire transfer, online access (www.astonfunds.com), or by telephone (800-992-8151). Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

Class and Account Type	Minimum Initial Investment	Subsequent Investments
Class N—Regular Accounts	$2,500	$50
Individual Retirement Accounts (IRAs)	$500	$50
Education Savings Accounts (ESAs)	$500	$50
Custodial Accounts for Minors (UGMA/UTMA)	$500	$50
Class I—Institutional Accounts	$1 Million	$50

TAX INFORMATION

The Fund’s distributions are generally taxable as ordinary income or capital gains for federal income tax purposes, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ASTON/Montag & Caldwell Balanced Fund

INVESTMENT OBJECTIVE

The Fund seeks long-term total return.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.58%	0.58%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.59%	1.34%
Fee Waiver and/or Expense Reimbursement(a)	(0.23)%	(0.23)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(a)	1.36%	1.11%
(a)	The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including investment-related costs (such as brokerage commissions), interest, taxes, extraordinary expenses and acquired fund fees and expenses, through February 29, 2016, to the extent that operating expenses exceed 1.35% of the Fund’s average daily net assets with respect to Class N shares and 1.10% of the Fund’s average daily net assets with respect to Class I shares. Prior to February 29, 2016, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$138	$479	$844	$1,870
Class I Shares	113	402	712	1,593

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27.43%.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in a combination of equity, fixed income and short-term securities. Generally, between 50% and 70% of the Fund’s total assets will be invested in equity securities and at least 25% will be invested in fixed income securities to provide a stable flow of income. The portfolio allocation will vary based upon the subadviser’s assessment of the return potential of each asset class. For equity investments, the subadviser uses a bottom-up approach to stock selection and seeks high quality, well-established large-cap companies that the subadviser believes are growing their near-term earnings at an above average rate. The Fund defines a large-cap company as one having a market capitalization of $5 billion or more at the time of acquisition. The subadviser emphasizes valuation to find companies selling at a discount to their intrinsic value. These companies must pass an initial capitalization screen and:

■	Have a strong history of earnings growth
■	Be attractively priced, relative to the company’s potential for above average long-term earnings and revenue growth
■	Have strong balance sheets
■	Have a sustainable competitive advantage
■	Be currently, or have the potential to become, industry leaders
■	Have the potential to outperform during market downturns

The Fund may invest in foreign securities (directly and through depositary receipts).

When selecting equity securities, the subadviser limits sector and individual security exposure and adheres to a structured sell discipline in order to minimize risk.

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When selecting fixed income securities, the subadviser strives to maximize total return and minimize risk primarily through actively adjusting the portfolio’s duration and sector weightings. Emphasis is also placed on diversification and credit analysis.

The Fund will invest in fixed income securities only with an “A” or better rating. Investments will include:

■	U.S. government securities
■	Corporate bonds
■	Mortgage/asset-backed securities
■	Money market securities and repurchase agreements

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Asset-Backed and Mortgage-Backed Securities Risks. Asset-backed and mortgage-backed securities are subject to the risk of prepayment. This is more likely to occur when interest rates decline because many borrowers refinance mortgages and other loans to take advantage of more favorable rates. Prepayments on mortgage-backed securities are also affected by other factors, such as the volume of home sales. The Fund’s yield will be reduced if cash from prepaid securities is reinvested in securities with lower interest rates. The risk of prepayment may also decrease the value of mortgage-backed securities. Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities. However, both of these types of securities may decline in value because of mortgage foreclosures or defaults on the underlying obligations.

Credit risk is greater for mortgage-backed securities that are subordinate to another security (i.e., if the holder of a mortgage-backed security is entitled to receive payments only after payment obligations to holders of the other security are satisfied). Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than mortgage-backed securities guaranteed by the U.S. government. During periods of financial stress the markets for asset-backed and mortgage-backed securities may experience significantly lower valuations and reduced liquidity.

Credit Risk. Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue on a timely basis or at all, which could result in losses to the Fund. The credit ratings of issuers could change and negatively affect the Fund’s share price or yield. When the Fund uses derivative instruments to seek credit exposure to underlying issuers, it is subject to the credit risk of both the underlying issuer(s) and the counterparty (typically a broker or bank) to the instrument.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations in addition to those typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and their prices may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations against, and little public information about, the companies. Trades typically take more time to settle and clear, and the costs of buying and selling foreign securities are generally higher than the costs associated with buying and selling securities traded in U.S. markets.

The values of the foreign securities held by the Fund may be affected by changes in currency exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of a holding denominated in that currency increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the foreign securities held by the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Growth Style Risk. Growth investing involves buying stocks of companies that the subadviser believes offer above-average growth potential. These stocks may have relatively high valuations, as measured by traditional valuation metrics (e.g., price-to-earnings ratios or price-to-book ratios). Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. Because different types of stocks go in and out of favor with prevailing market and economic conditions, the Fund’s performance may be adversely affected when growth stocks underperform.

Interest Rate Risk. Fluctuations in prevailing interest rates directly affect the market prices of bonds. When market interest rates rise, bond prices fall. The longer the time to maturity of a bond, the more sensitive a bond’s price will be to changes in interest rates. In other words, a long-term bond (e.g., 30-year maturity) will have greater price sensitivity than a short-term bond (e.g., 2-year maturity). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. Interest rate changes will impact high yield bonds in different ways depending on credit ratings. BB rated bonds are more vulnerable to prevailing rates and act more like their investment grade counterparts. For bonds rated B and below, credit risk is more significant than interest rate risk. The values of securities with variable interest rates are generally less sensitive to interest rate changes than those of fixed rate securities. However, variable rate securities may decrease in value if prevailing rates decrease or if variable rates do not rise as much as rates in general. The reduction or withdrawal of accommodative monetary policy and/or governmental intervention in securities markets may result in higher short-term or long-term interest rates in the future, which would have a negative impact on the prices of fixed income securities and, in turn, the Fund’s net asset value.

Liquidity Risk. When there is no willing buyer and a security cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities, at the Fund’s desired price or at all, can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to wider bid-ask spreads and volatility.

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Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the subadviser’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Policy Risk. In response to the global financial crisis of 2007 to 2009 and continued economic weakness in many parts of the world, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken unprecedented steps to stabilize and support financial markets, reduce the costs of borrowing and increase the availability of short-term liquidity. Many of these efforts remain in place. The withdrawal of this support, including an increase in interest rates in the United States or elsewhere, or investor perceptions that this support may be withdrawn, could cause an increase in volatility in certain financial markets or constrict the availability of credit and liquidity, which could adversely affect the value and liquidity of certain securities.

Prepayment Risk. Mortgage-backed securities carry prepayment risk. Prices and yields of mortgage-backed securities assume that the underlying mortgages will be paid off according to a preset schedule. If the underlying mortgages are paid off early, such as when homeowners refinance as interest rates decline, the Fund may be forced to reinvest the proceeds in lower yielding, higher priced securities. This may reduce the Fund’s total return.

U.S. Government Agency Securities Risk. Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. government has historically provided financial support to U.S. government-sponsored agencies or instrumentalities during times of financial stress, such as the various actions taken to stabilize the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation during the credit crisis of 2008, no assurance can be given that it will do so in the future. Such securities are neither issued nor guaranteed by the U.S. Treasury.

FUND PERFORMANCE

The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling toll-free 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Class N Shares

Calendar Year Total Return

Best quarter:	06/09	9.21%
Worst quarter:	12/08	(10.36)%

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The table below indicates how the Fund’s average annual returns for different calendar periods compared to the returns of broad-based securities market indices and a composite intended to reflect the asset allocation characteristics of balanced funds in general.

Average Annual Total Returns

(For the periods ended December 31, 2014)

	ASTON/Montag & Caldwell Balanced Fund
	1 Year	5 Years	10 Years	Since Inception
Class N Shares (Inception 11/2/94):
Return Before Taxes	6.26%	8.09%	6.06%	7.74%
Return After Taxes on Distributions	3.91%	7.24%	5.47%	6.79%
Return After Taxes on Distributions and Sale of Fund Shares	5.38%	6.35%	4.81%	6.22%
Class I Shares (Inception 12/31/98):
Return Before Taxes	6.39%	8.22%	6.23%	4.37%
S&P 500 Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from October 31, 1994. Index return for Class I shares, since inception, is 5.22%.)	13.66%	15.44%	7.67%	9.64%
Barclays U.S. Government Credit Bond Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from October 31, 1994. Index return for Class I shares, since inception, is 5.27%.)	6.01%	4.69%	4.70%	6.21%
60% S&P 500 Index/40% Barclays U.S. Government Credit Bond Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from October 31, 1994. Index return for Class I shares, since inception, is 5.57%.)	10.61%	11.29%	6.77%	8.58%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

MANAGEMENT

Aston Asset Management, LLC serves as the investment adviser to the Fund. Montag & Caldwell, LLC (“Montag & Caldwell”) serves as the subadviser to the Fund.

Mr. Ronald E. Canakaris, CFA, Chairman and Chief Investment Officer of Montag & Caldwell, has served as Portfolio Manager of the Fund since the Fund’s inception in November 1994. Ms. Helen M. Donahue, CFA, Vice President of Montag & Caldwell, has served as Co-Portfolio Manager of the Fund since February 2013.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased, exchanged, or redeemed on any business day by written request (Aston Funds, P.O. Box 9765, Providence, Rhode Island 02940), wire transfer, online access (www.astonfunds.com), or by telephone (800-992-8151). Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

Class and Account Type	Minimum Initial Investment	Subsequent Investments
Class N—Regular Accounts	$2,500	$50
Individual Retirement Accounts (IRAs)	$500	$50
Education Savings Accounts (ESAs)	$500	$50
Custodial Accounts for Minors (UGMA/UTMA)	$500	$50
Class I—Institutional Accounts	$1 Million	$50

TAX INFORMATION

The Fund’s distributions are generally taxable as ordinary income or capital gains for federal income tax purposes, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Additional Information Regarding Investment Strategies

Each Fund’s non-fundamental investment policies may be changed by the Board of Trustees without shareholder approval. Each of ASTON/Herndon Large Cap Value Fund, ASTON/Cornerstone Large Cap Value Fund, ASTON/TAMRO Diversified Equity Fund, ASTON/Fairpointe Mid Cap Fund, ASTON/Montag & Caldwell Mid Cap Growth Fund, ASTON/TAMRO Small Cap Fund, ASTON/Silvercrest Small Cap Fund, ASTON/River Road Small Cap Value Fund, ASTON/LMCG Small Cap Growth Fund, ASTON/LMCG Emerging Markets Fund, ASTON/DoubleLine Core Plus Fixed Income Fund, ASTON/TCH Fixed Income Fund, ASTON/Lake Partners LASSO Alternatives Fund, ASTON/Anchor Capital Enhanced Equity Fund and ASTON/Harrison Street Real Estate Fund has adopted a non-fundamental policy of investing at least 80% of its assets in the type of investments suggested by its name in accordance with Rule 35d-1 under the 1940 Act. Pursuant to such rule, shareholders will receive at least 60 days’ notice of a change in such policy. For purposes of each such policy, the term “assets” means “net assets plus the amount of borrowings for investment purposes.”

Each Fund generally intends to purchase securities for long-term investment. However, each Fund may at times purchase securities in anticipation of relatively short-term gains. In accordance with the subadviser’s structured sell discipline, a Fund may trim its position in a security or eliminate a security from its portfolio for various reasons, including: in connection with the Fund’s liquidity requirements, as a result of the security having reached a certain weighting in the portfolio, the sector, asset class or other characteristic associated with the security having reached a certain percentage of the portfolio’s weighting, the security having reached a target price ratio or yield objective determined by the Fund’s subadviser, the subadviser’s belief that the particular investment has become overvalued, the subadviser’s loss of confidence in the company’s management, the company’s results being inconsistent with the subadviser’s forecast, the subadviser’s belief that another security offers a better opportunity, as a result of the security suffering losses, changes in interest rates or the credit rating of an issuer, changes in certain fundamentals of a security, or by reason of an unforeseen economic or other development. A Fund may also sell a security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices.

In addition to the principal investment strategies described in the Fund Summaries, there may be times when the Funds use secondary investment strategies in seeking to achieve their investment objectives. Information regarding such secondary strategies, as well as additional information regarding certain principal strategies, is shown below.

Affiliated Funds

Investing in other investment companies managed by a Fund’s subadviser involves potential conflicts of interest. For example, the subadviser or its affiliates may receive fees based on the amount of assets invested in those funds, which fees may be higher than the fees the subadviser receives for managing the Fund. Investments by a Fund in those other funds may be beneficial in the management of those other funds, by helping to achieve economies of scale or enhancing cash flows. The subadviser may have an incentive to delay selling or redeeming a Fund’s investment in an affiliated fund in order to minimize any adverse effect on that fund. These and other factors may give the subadviser an economic or other incentive to make or retain an investment for a Fund in an affiliated fund in lieu of other investments that may also be appropriate for the Fund.

Asset-Backed Securities

Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset-backed security. Asset-backed securities may take the form of notes or pass through certificates. Asset-backed securities are subject to prepayment risk.

Below Investment Grade (High Yield) Securities

Below investment grade (high yield) securities are lower rated, higher yielding securities issued by corporations. They are generally rated below investment-grade (i.e., Ba1/BB+ and below) by national security rating agencies, or if unrated, are judged by the adviser or a subadviser to be of equivalent quality. They are considered speculative and are commonly known as “junk bonds.”

Collateralized Mortgage Obligations

Collateralized mortgage obligations are fixed income securities secured by mortgage loans and other mortgage-backed securities. Collateralized mortgage obligations carry general fixed income securities risks and risks associated with mortgage-backed securities.

Commercial Paper

Commercial paper is a short-term fixed income security issued by a bank, corporation or other borrower. There is the risk that the issuer of the commercial paper will not be able to make principal and/or interest payments. Commercial paper may include securities issued in reliance on the private placement exemption under Section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”). Section 4(2) paper is generally sold to an institutional investor, such as a Fund, that agrees that it is purchasing the paper for investment and not with a view to public distribution. Any resale of Section 4(2) commercial paper must similarly be in an exempt transaction.

Convertible Securities

Convertible securities are fixed income or equity securities that pay interest or dividends, respectively, and that may be exchanged on certain terms into common stock of the issuer.

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Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying common stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. There is the risk that the issuer of convertible preferred stock will not be able to make dividend payments or that the issuer of a convertible bond will not be able to make principal and/or interest payments, as well as the risk that the holder of the security may not take advantage of the convertible features in the appropriate time frame.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans made to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities.

Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Debentures

Debentures are bonds or promissory notes that are secured by the general credit of the issuer, but not secured by specific assets of the issuer. There is the risk that the issuer of the security will not be able to make principal and/or interest payments.

Defensive Strategy

There may be times when a Fund takes temporary positions that may not follow its principal investment strategies for defensive reasons or when a Fund may hold relatively high positions of short-term investment as a residual of the investment process. This includes investing all or a portion of its total assets in cash or cash equivalents, such as money market securities and repurchase agreements. Although a Fund would do this in seeking to avoid losses, following a defensive strategy could reduce the benefit from any market upswing and impair the ability of the Fund to achieve its investment objective.

Depositary Receipts of Foreign Securities

Depositary receipts represent ownership of securities in foreign companies and are held in banks and trust companies. They can include American Depositary Receipts (“ADRs”), which are traded on U.S. exchanges and are U.S. dollar-denominated, European Depositary Receipts (“EDRs”), which are traded on European exchanges and may not be denominated in the same currency as the security they represent, and Global Depositary Receipts (“GDRs”), which are issued globally and evidence a similar ownership arrangement.

Although ADRs, EDRs and GDRs do not eliminate the risks inherent in investing in the securities of foreign issuers, which include market, political, currency and regulatory risk, by investing in ADRs, EDRs or GDRs rather than directly in securities of foreign issuers, a Fund may avoid currency risks during the settlement period for purchases or sales. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, in which standards are more uniform and more exacting than those to which many foreign issuers may be subject. A Fund may invest in ADRs sponsored or unsponsored by the issuer of the underlying security. In the case of an unsponsored ADR, a Fund may bear higher expenses and encounter greater difficulty in receiving shareholder communications than it would have with a sponsored ADR.

Derivatives

The Funds may invest in derivatives primarily for hedging purposes, to maintain liquidity, enhance returns or in anticipation of changes in portfolio composition or to seek capital appreciation, as set forth in the investment strategies of a Fund. Derivatives have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts, swaps and related products.

Hedging involves using derivatives to offset a potential loss in one position by establishing an interest in an opposite position. Any loss generated by the derivative should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. A Fund may realize a loss if interest rates, security prices, security indices or foreign currencies move in the opposite direction than the subadviser anticipates.

Derivatives will only be used when consistent with the objectives and strategy of a Fund. The subadviser will ensure that the effective market exposure resulting from the use of derivatives will not exceed the total amount available for investment within a Fund (i.e., the use of derivatives will not result in a Fund being leveraged). All derivative positions will be covered by that Fund’s existing assets.

Emerging Market Securities

Emerging market securities are securities issued by corporations, governments and other issuers located in emerging markets, which are countries whose economies and securities markets are considered by the World Bank to be emerging or developing. Emerging market countries may be located in such regions as Asia, Latin America, the Middle East, Southern Europe, Eastern Europe and Africa. Emerging market securities are subject to a number of risks in addition to general foreign securities risks.

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Equity Securities

Equity securities represent a share of an issuer’s earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities because their values may increase with the value of the issuer’s business. Types of equity securities include common stocks, preferred stocks, convertible preferred stocks, warrants and rights and other securities that represent underlying local shares, such as depositary receipts.

ETFs

An ETF is an investment company, shares of which are traded on a securities exchange. Typically, an ETF seeks to track the performance of an index by holding in its portfolio shares of all the securities, or a representative sample of the securities, that are components of a particular index; however, some ETFs are actively managed. When a Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Fund’s fees and expenses.

ETNs

An ETN is a security that combines aspects of a bond and an ETF. ETN returns are based upon the performance of a market index or a specific strategy, and can be held to maturity as a debt security. ETNs are traded on a securities exchange. The value of an ETN is based on its reference index or strategy and the credit quality of the issuer. ETNs are subject to the additional risk that they may trade at a premium or discount to values attributable to their reference indices. When a Fund invests in an ETN, shareholders of the Fund bear their proportionate share of the ETN’s fees and expenses, as well as their share of the Fund’s fees and expenses.

Fixed Income Securities

Fixed income securities represent a loan to the issuer, to be repaid at, or under certain circumstances prior to, the specified maturity date, and obligate the issuer to pay interest at a specified rate during the term of the security. The rate may be a fixed percentage of the principal or adjusted periodically. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer redeems or calls the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields. Equity Funds may invest in fixed income securities to offset the volatility of the stock market. Fixed income securities are intended to provide a stable flow of income for a Fund.

Foreign Securities

Foreign securities are securities issued by corporations, governments and other issuers located outside the United States. Foreign securities are subject to risks in addition to the risks associated with securities with comparable terms of issuers located in the United States.

Interest Only Security

A type of fixed income security that entitles the holder to payments derived from the interest payments on underlying loan pools or securities.

Inverse Floaters

Inverse floaters are derivative debt instruments with a floating rate of interest that pay interest at rates that generally vary inversely with specified short-term interest rates. In addition, like most other fixed-income securities, the value of inverse floaters will decrease as interest rates increase. As a result, as short-term rates increase, both the market price and the yield of an inverse floater will fall. Inverse floaters also typically involve leverage. Accordingly, an inverse floater will typically experience greater price volatility than a fixed-rate obligation of similar credit quality, which could magnify a Fund’s gains or losses.

Mortgage-Backed Securities

Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs. Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities is pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Municipal Securities

Municipal securities, including municipal bonds and notes, are fixed income securities issued by states, counties, cities and other political subdivisions and authorities. Municipal bonds include general obligation bonds, which are backed by the full faith and credit of the issuer and may be repaid from any revenue source, and revenue bonds, which may be repaid only from the revenue of a specific facility or source. Municipal securities may be issued by industrial and economic development authorities, school and college authorities, housing authorities, healthcare facility authorities, municipal utilities, transportation

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authorities and other public agencies. Many municipalities issue short-term municipal notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities also may issue notes to fund capital projects prior to issuing long-term bonds. Issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Principal Only Security

A principal only security entitles the holder to payments derived from the principal payments on underlying loan pools or securities. The yield on a principal only security depends primarily on the prepayment rates of the underlying loans or securities and generally increases as the prepayment speed of the underlying loan or security increases.

Other Investment Companies

The Funds may invest in securities of other investment companies, including ETFs, open-end funds and closed-end funds. An ETF is an investment company, shares of which are traded on a securities exchange. Shares of an ETF may also be purchased and redeemed directly from the ETF under certain circumstances. Typically, an ETF seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index; however, some ETFs are actively managed. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. Shares of a closed-end fund may not be purchased or redeemed directly from the fund. The risks of investment in other investment companies typically reflect the risk of the types of securities in which the funds invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their net asset value per share. A Fund may not purchase more than 3% of another investment company’s outstanding shares unless the investment company and/or the Fund has received an order for exemptive relief from such limitation from the SEC and the investment company and the Fund take appropriate steps to comply with any conditions of such order. When a Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.

Preferred Stocks

Preferred stocks are stocks that typically pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company’s assets, but are subordinate to the other claims of all creditors.

PTPs

PTPs include master limited partnerships and certain other partnerships that meet conditions contained in the Internal Revenue Code of 1986, as amended (the “Code”). In order to be treated as a partnership for federal income tax purposes, a PTP must generally derive a substantial amount of its income and gains from certain sources, including from the exploration, development, mining or production, processing, refining, transportation or marketing of minerals or natural resources. Other PTPs may be treated as partnerships for federal income tax purposes if certain other limited exceptions under the Code apply. PTPs are typically organized as either limited partnerships or limited liability companies and are listed and traded on a U.S. securities exchange.

REITs

REITs are generally publicly traded pooled investment vehicles that invest all or a portion of their assets in real estate or in mortgages and loans collateralized by real estate. Equity REITs invest primarily in office buildings, apartment complexes, industrial facilities, shopping centers and other types of real estate that produce income from rentals. Mortgage REITs invest primarily in mortgages and derive their income from interest payments. REITs usually specialize in a particular type of property and may concentrate their investments in particular geographical areas. REITs issue stocks and most REIT stocks trade on the major stock exchanges or over-the-counter.

Repurchase Agreements

Repurchase agreements, or repos, are transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, a Fund may incur a loss if the value of the security should decline, as well as any disposition costs in liquidating the security.

Royalty Income Trusts

Royalty income trusts are entities that typically passively manage royalties and net working interests in oil-, gas- or mineral-producing properties and rely on outside drilling or mining companies to extract the resources. Royalty income trusts can be organized in a variety of ways in the United States, Canada and other countries. Beneficial units in royalty income trusts generally represent interests in profits derived from the production of oil, gas or other minerals on the relevant properties. Royalty income trusts generally do not guarantee minimum distributions or return of capital.

Rule 144A Securities

Rule 144A securities are restricted securities that can be purchased only by qualified institutional buyers, as defined under the 1933 Act. Investing in Rule 144A securities may increase the illiquidity of a Fund’s investments in the event that an adequate trading market does not exist for these securities.

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U.S. Government Securities

U.S. government securities are fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the U.S. Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government’s full faith and credit backing on principal or interest payments. Some securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered creditworthy. This guarantee, however, does not extend to the market prices for such securities, which can fluctuate.

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Summary of Investment Strategies

Fund	Asset-and-Mortgage Backed Securities	Below Investment Grade (High Yield) Securities	Collateralized Mortgage Obligations	Convertible Securities	Corporate Debt Securities	Defensive Strategy	Depositary Receipts of Foreign Securities	Derivatives (e.g., Options, Forwards, Futures, Swaps)	Emerging Market Securities	Equity Securities	ETFs/ ETNs	Fixed Income Securities	Foreign Securities	Preferred Stocks	PTPs	REITs	Royalty Income Trusts	Rule 144A Securities	Securities of Other Investment Companies*	U.S. Government Securities
ASTON/Montag & Caldwell Growth				X	X	X	X	X		XP		X	X	X				X		X
ASTON/Herndon Large Cap Value				X		X	X			XP			X	X		X
ASTON/Cornerstone Large Cap Value						X	X			XP			X			X
ASTON/TAMRO Diversified Equity		X		X		X	X	X		XP			X	X		X		X		X
ASTON/River Road Dividend All Cap Value				X		X	X	X		XP		X	X	X	X	X	X	X	X	X
ASTON/River Road Dividend All Cap Value II				X		X	X	X		XP		X	X	X	X	X	X	X	X	X
ASTON/Fairpointe Mid Cap				X	X	X	X	X		XP		X	X	X				X		X
ASTON/Montag & Caldwell Mid Cap Growth				X		X	X	X		XP			X	X		X		X		X
ASTON/TAMRO Small Cap		X		X		X	X			XP			X	X		X		X		X
ASTON/River Road Select Value				X		X	X	X		XP			X	X		X		X		X
ASTON/River Road Small Cap Value				X		X	X	X		XP			X	X		X		X	X	X
ASTON/River Road Independent Value				X		X	X	X		XP	X		X	X	X	X	X			X
ASTON/LMCG Small Cap Growth						X	X			XP	X		X			X
ASTON/Silvercrest Small Cap				X		X				XP			X	X		X		X
ASTON/DoubleLine Core Plus Fixed Income	XP	XP	XP	X	XP	X		X	XP		X	XP	XP			X		XP	X	XP
ASTON/TCH Fixed Income	XP	X	X	X	XP	X		X				XP	X					X		XP
ASTON/Lake Partners LASSO Alternatives**						X					X	X							XP	X
ASTON/Anchor Capital Enhanced Equity						X	X	XP		XP			X	X						X
ASTON/River Road Long-Short				X		X	X	X		XP	X		X		X	X	X
ASTON/Barings International				X		X	X	X	XP	XP			XP	X				X		X
ASTON/Guardian Capital Global Dividend						X	X	X	XP	XP	X		XP			X	X			X
ASTON/LMCG Emerging Markets						X	X		XP	XP	X		XP	X		X			X
ASTON/Pictet International						X	X	X	XP	XP	X		XP	X		X		X
ASTON/Harrison Street Real Estate						X				XP			X	X	X	XP
ASTON/Montag & Caldwell Balanced	XP		X	XP	XP	X	X	X		XP		XP	X	X				X		XP
*	All of the Funds may use securities of other investment companies as a cash sweep vehicle. This category on the chart does not reflect the usage of securities of other investment companies as a cash sweep vehicle or the use of ETFs/ETNs.
**	Reflects investment strategies of the Fund and is not intended to reflect the investment strategies of the underlying funds in which the Fund may invest.
X =	Investment strategy applicable to a Fund.
P =	Components of a Fund’s principal investment strategy.

Portfolio Holdings

A description of the policies and procedures with respect to the disclosure of each Fund’s portfolio holdings is available in the Statement of Additional Information (“SAI”) and on our website at www.astonfunds.com.

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Investment Terms

The following is a list of terms with definitions that you may find helpful as you read this prospectus.

All-Cap Strategy. An all-cap strategy invests in the equity securities of issuers of any market capitalization at the time of acquisition, and generally will hold securities of issuers representing a range of sizes.

American Depositary Receipts (ADRs). ADRs represent ownership of securities in foreign stock and are issued by U.S. banks and trust companies. ADRs are denominated in U.S. dollars and are traded on U.S. exchanges.

Bottom-Up Analysis. Bottom-up analysis is an investment approach in which securities are researched and chosen on their individual characteristics with less consideration given to economic or market cycles.

Call Option. A call option is an agreement that gives an investor the right (but not the obligation) to buy a stock, bond, commodity, or other instrument at a specified price within a specific time period or at a specified time.

Closed-End Fund. A closed-end fund is a registered investment company that typically issues a fixed number of shares that trade on a securities exchange or over-the-counter.

Convexity. Convexity is a measure of how the duration of a bond changes as interest rates change; the greater the convexity of a bond, the greater the exposure of interest rate risk to the portfolio.

Correlation. Correlation is a statistical measure of how two securities move in relation to each other.

Covered Call. A covered call is an options strategy whereby an investor holds a long position in an asset and writes (sells) a call option on the same asset, with the goal of the strategy to collect the premium from writing the call without the call option being exercised.

Derivative. A derivative is a security whose price is dependent upon or derived from one or more underlying assets. The derivative itself is merely a contract between two or more parties.

Diversification. Diversification is the practice of investing in a broad range of securities in an effort to reduce risk.

Duration. Duration is a calculation of the average life of a bond (or portfolio of bonds), expressed in years, that is a useful measure of the bond’s price sensitivity to interest rate changes. The higher the duration, the greater the sensitivity to a move in interest rates and the potential risk /reward of the bond. For example, the value of a bond with a duration of two years decreases by approximately 2% for every 1% increase in interest rates and increases by approximately 2% for every 1% decrease in interest rates, while the value of a bond with a duration of ten years decreases by approximately 10% for every 1% increase in interest rates and increases by approximately 10% for every 1% decrease in interest rates.

EAFE Countries. EAFE countries are countries located in Europe, Australasia and the Far East.

Emerging Markets. Emerging markets are countries whose economies and securities markets are considered by the World Bank to be emerging or developing. Emerging market countries may be located in such regions as Asia, Latin America, the Middle East, Southern Europe, Eastern Europe and Africa.

Equity Securities. Equity securities are ownership interests in corporations and other entities, such as common stocks, preferred stocks (including convertible preferred stocks), warrants and rights and other securities that represent underlying local shares, such as depositary receipts.

European Depositary Receipts (EDRs). EDRs represent ownership of securities in foreign stock, are issued by a foreign bank and are traded on European exchanges. EDRs are generally denominated in foreign currencies and may not be denominated in the same currency as the securities they represent. Generally, EDRs are designed for use in the foreign securities markets.

Exchange-Traded Fund (ETF). An ETF is an investment company, shares of which are traded on an exchange. Typically, an ETF seeks to track the performance of an index by holding in its portfolio all of the securities, or a representative sample of the securities, that are components of a particular index; however, some ETFs are actively managed.

Exchange-Traded Note (ETN). An ETN is a security that combines aspects of a bond and an ETF. ETN returns are based upon the performance of a market index or a specific strategy, and can be held to maturity as a debt security. ETNs are traded on a securities exchange.

Expense Ratio. A fund’s expense ratio is its cost of doing business, expressed as a percentage of its net assets and disclosed in a prospectus.

Free Cash Flow. Free cash flow represents the cash that a company is able to generate after laying out the money required to maintain or expand its asset base (i.e., its cost of capital).

Fundamental Analysis. Fundamental analysis involves assessing the intrinsic value of a particular stock or group of stocks based on an analysis of the balance sheet and income statement of the company. Fundamental analysis considers various historical financial statistics or metrics such as return on equity, free cash flow, price-to-earnings ratio, and similar measures to determine future trends in a company’s stock.

Global Depositary Receipts (GDRs). GDRs represent ownership of securities in foreign stock and are issued by a foreign bank. GDRs are generally denominated in foreign currencies and may not be denominated in the same currency as the securities they represent. Generally, GDRs are designed for use in the foreign securities markets.

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Growth at a Reasonable Price (GARP). GARP investing involves buying stocks that have a reasonable price-to-earnings ratio in relationship to a company’s earnings growth rate.

Growth Style Investing. Growth style investing involves buying stocks of companies that are expected to have above-average growth rates. Typically, growth stocks are the stocks of the fastest growing companies in the most rapidly growing sectors of the economy. Valuations of growth stocks, as measured by traditional valuation metrics, may be higher than those of value stocks.

Hedged Mutual Fund. A hedged mutual fund is a mutual fund that uses short-selling, hedging or other alternative strategies in an effort to manage risk or to profit from downward movements of securities or markets. The risks of hedged mutual funds may differ and are sometimes greater than those of conventional mutual funds.

Investment Objective. A fund’s investment objective is the goal that an investor and a mutual fund seek together. Examples include current income, total return, long-term capital growth, etc.

Intrinsic Value. A company’s intrinsic value is an estimation of its actual value, irrespective of its stock price.

Issuer. An issuer is a company, municipality or government agency that issues a security, such as a stock, bond or money market security.

Large-Cap Stocks. Large-cap stocks are stocks issued by large companies. Unless otherwise defined by a Fund, a large-cap company is defined as one having a market capitalization, at the time of acquisition, within the range of market capitalizations of companies constituting the Russell 1000 Index. Typically, large-cap companies are established, well-known companies; some may be multinationals. A Fund employing a large-cap strategy need not sell a stock in the event the issuing company’s market capitalization falls below the prescribed market capitalization threshold after the time of initial purchase.

Limited Partnerships. A limited partnership is a business organization with one or more general partners who manage the business and are personally liable for the partnership’s debts, and one or more limited partners who are liable only to the extent of their investment in the partnership.

Management Fee. The management fee is the amount that a mutual fund pays to the investment adviser for its services.

Market Capitalization. Market capitalization is the value of a corporation or other entity as determined by the market price of its securities.

Mid-Cap Stocks. Mid-cap stocks are stocks issued by mid-sized companies. Unless otherwise defined by a Fund, a mid-cap company is defined as one having a market capitalization, at the time of acquisition, within the range of market capitalizations of companies constituting the Russell Midcap Index. A Fund employing a mid-cap strategy need not sell a stock in the event the issuing company’s market capitalization rises above or falls below the prescribed market capitalization range after the time of initial purchase.

Mutual Fund. A mutual fund is an investment company that stands ready to buy back its shares at their current net asset value. Most mutual funds continuously offer new shares to investors.

Net Asset Value (NAV). The NAV is the per share value of a mutual fund, found by subtracting the fund’s liabilities from its assets and dividing by the number of shares outstanding. Mutual funds calculate their NAVs at least once a day.

Publicly Traded Partnerships (PTPs). PTPs are limited partnerships that have interests traded in the equity securities market.

Put Option. A put option is an agreement that gives an investor the right (but not the obligation) to sell a stock, commodity, or other instrument at a specific price within a specific time period or at a specified time.

Real Estate Investment Trusts (REITs). REITs are pooled investment vehicles that typically invest directly in real estate, in mortgages and loans collateralized by real estate, or in a combination of the two.

Royalty Income Trusts. Royalty income trusts are trusts whose securities are listed on a securities exchange, generally in Canada or the United States, and that typically passively manage royalties and net working interests in oil-, gas- or mineral-producing properties and rely on outside drilling or mining companies to extract the resources. Royalty income trusts generally pay out to unit holders the majority of the cash flow that they receive from the production and sale of underlying oil, gas or mineral reserves. The amount of distributions paid on royalty income trust units will vary from time based on production levels, commodity prices, royalty rates and certain expenses, deductions and costs, as well as on the distribution payouts ratio policies adopted.

Small-Cap Stocks. Small-cap stocks are stocks issued by smaller companies. Unless otherwise defined by a Fund, a small-cap company is defined as one having a market capitalization, at the time of acquisition, within the range of market capitalizations of companies constituting the Russell 2000 Index. A Fund employing a small-cap strategy need not sell a stock in the event the issuing company’s market capitalization rises above the prescribed market capitalization threshold after the time of initial purchase.

Top-Down Analysis. Top-down analysis is an investment approach in which securities are researched at the industry or sector level based on market trends and/or economic forecasts.

Total Return. Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gains distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming investment of dividends and capital gains distributions, expressed as a percentage of the initial investment.

12b-1 Fee. A 12b-1 fee is a mutual fund fee, named for the SEC rule that permits it, used to pay for distribution costs (such as advertising and commissions paid to dealers) and shareholder services. If a fund has a 12b-1 fee, it is found in the fee table of its prospectus. (See “Distribution and Services Plan 12b-1 Fees” in the “Shareholder Information” Section.)

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Value Style Investing. Value style investing involves buying stocks that are out of favor and/or believed to be trading for less than their intrinsic value. Valuations of value stocks, as measured by traditional valuation metrics, may be lower than those of growth stocks.

Volatility. A historical measure of the variation in the price of a security. High volatility means that prices have changed dramatically, while low volatility means that prices have not fluctuated dramatically in the past. Volatility is often used as a proxy for the risk of a security.

Weighted Average Effective Duration. Weighted average effective duration provides a measure, in years, of a fund’s interest-rate sensitivity. The longer the duration, the more sensitive the fund is to changes in interest rates. The calculation is a weighted average of the time to each interest (coupon) and principal payment. Effective duration takes into account not only interest rate movements but cash flow changes when callable securities (those that may be paid before maturity) are involved.

Yield. Yield is a measure of net income (dividends and interest) earned by the securities in a fund’s portfolio, less a fund’s expenses, during a specified period. A fund’s yield is expressed as a percentage of the maximum offering price per share on a specified day.

Yield Curve. The yield curve is the relation between the interest rate (or cost of borrowing) and the time to maturity of the debt. A normal yield curve is upward sloping, in other words, the yield increases as the maturity lengthens. An inverted yield curve occurs when short-term yields are higher than long-term yields.

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Management of the Funds

INVESTMENT ADVISER

Aston Asset Management, LLC

Aston Asset Management, LLC (“Aston” or the “Adviser”), 120 N. LaSalle Street, 25th Floor, Chicago, Illinois 60602, is the investment adviser to the Funds. Aston is a wholly-owned, indirect subsidiary of Affiliated Managers Group, Inc. (“AMG”). More information on AMG is available in the SAI. Aston was formed in April 2006 and as of December 31, 2014, Aston had approximately $14.3 billion in assets under management.

Aston provides investment advisory, mutual fund administration and distribution-related services to Aston Funds. Aston manages each Fund by selecting one or more other investment managers (each, a “Subadviser”) to manage each Fund’s portfolio on a subadvisory basis. Aston is responsible for identifying and selecting each Fund’s investment managers, monitoring the performance of such managers, and terminating managers.

The Funds operate under a “manager-of-managers” structure pursuant to which the investment adviser to each Fund may allocate and reallocate the assets of such Fund between and among subadvisers in reliance upon any applicable manager-of-managers exemptive order (and any amendments thereto) granted by the SEC and deemed to be in the best interests of such Fund and its shareholders or any future rule that may be adopted by the SEC. At present, two such exemptive orders are available to the Funds: an exemptive order issued by the SEC to Aston and Aston Funds that enables Aston, subject to the approval of the Board of Trustees, but without the need for shareholder approval, to retain and terminate subadvisers, engage new subadvisers (including entering into new subadvisory agreements) and make material revisions to the terms of subadvisory agreements; and an exemptive order issued by the SEC to AMG Funds LLC (“AMG Funds”), the wholly-owned subsidiary of AMG through which AMG holds its interests in Aston, which allows AMG Funds and any entity that controls AMG Funds, that AMG Funds controls or that is under common control with AMG Funds to enter into and materially amend contracts with subadvisers for the funds managed by such entity without shareholder approval.

General

As the investment adviser to the Funds, Aston is paid an annual management fee based on the average daily net assets of each Fund. Out of its fee, Aston pays the Subadviser of each Fund. The table, later in this “Management of the Funds” Section, shows the management fees paid by each Fund to Aston for the most recent fiscal year. The investment advisory agreement with Aston may be terminated at any time by a Fund or by Aston upon 60 days’ written notice to the other party. A Fund may effect termination by an action of the Board of Trustees or by a vote of a majority of the Fund’s outstanding voting securities.

A discussion regarding the basis for the Board of Trustees’ approval of each Fund’s investment advisory agreement and subadvisory agreement will be included in the Fund’s first annual or semi-annual report to shareholders following such approval.

SUBADVISERS

The accompanying information highlights each Fund’s Subadviser and its portfolio manager(s).

ASTON/Montag & Caldwell Growth Fund

ASTON/Montag & Caldwell Mid Cap Growth Fund

ASTON/Montag & Caldwell Balanced Fund

Montag & Caldwell, LLC (and its predecessor), 3455 Peachtree Road, NE, Suite 1200, Atlanta, Georgia 30326, was founded in 1945. As of December 31, 2014, Montag & Caldwell managed approximately $9.7 billion in assets.

ASTON/Herndon Large Cap Value Fund

Herndon Capital Management, LLC, 191 Peachtree Street, NE, Suite 2500, Atlanta, Georgia 30303, is an institutional investment management firm specializing in large capitalization equity strategies. Founded in 2001, the firm is majority-owned by Atlanta Life Financial Group, a financial services firm that is more than 100 years old, which is majority owned by the Alonzo F. and Norris B. Herndon Foundation, Inc. Members of Herndon senior management currently own 45% of the firm. As of December 31, 2014, Herndon managed approximately $9.8 billion in assets.

ASTON/Cornerstone Large Cap Value Fund

Cornerstone Investment Partners, LLC, Phipps Tower, 3438 Peachtree Road, NE, Suite 900, Atlanta, Georgia 30326, was founded in 2001. Cornerstone is 100% owned by CIM Holdings, LLC, which is 100% owned by Cornerstone’s employees. As of December 31, 2014, Cornerstone managed approximately $9.1 billion in assets.

ASTON/TAMRO Diversified Equity Fund

ASTON/TAMRO Small Cap Fund

TAMRO Capital Partners LLC, 1701 Duke Street, Suite 250, Alexandria, Virginia 22314, was founded in 2000. TAMRO is majority-owned by the principals of the firm. As of December 31, 2014, TAMRO managed approximately $1.5 billion in assets.

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ASTON/River Road Dividend All Cap Value Fund

ASTON/River Road Dividend All Cap Value Fund II

ASTON/River Road Select Value Fund

ASTON/River Road Small Cap Value Fund

ASTON/River Road Independent Value Fund

ASTON/River Road Long-Short Fund

River Road Asset Management, LLC, Meidinger Tower, 462 South Fourth Street, Suite 1600, Louisville, Kentucky 40202, was founded in 2005. AMG holds an indirect, majority equity interest in River Road, and members of River Road’s senior management team hold a substantial minority equity interest in the firm. As of December 31, 2014, River Road managed approximately $7.8 billion in assets.

ASTON/Fairpointe Mid Cap Fund

Fairpointe Capital LLC, One North Franklin, Suite 3300, Chicago, Illinois 60606, was founded in 2011. Fairpointe is 100% owned by its employees. As of December 31, 2014, Fairpointe managed approximately $7.7 billion in assets.

ASTON/LMCG Small Cap Growth Fund

ASTON/LMCG Emerging Markets Fund

LMCG Investments, LLC (formerly, Lee Munder Capital Group, LLC), 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116, was founded in August 2000. In July 2009, the firm was reorganized and became an affiliate of City National Corporation. As of December 31, 2014, LMCG managed approximately $7.2 billion in assets.

ASTON/Silvercrest Small Cap Fund

Silvercrest Asset Management Group LLC, 1330 Avenue of the Americas, 38th Floor., New York, New York 10019, was founded in 2002. Silvercrest is wholly-owned by Silvercrest L.P. The General Partner of Silvercrest L.P. is publicly-held Silvercrest Asset Management Group Inc. As of September 30, 2014, Silvercrest managed approximately $11.1 billion in assets.

ASTON/DoubleLine Core Plus Fixed Income Fund

DoubleLine Capital LP, 333 South Grand Avenue, Suite 1800, Los Angeles, California 90071, was founded in December 2009 by Mr. Jeffrey Gundlach and other key members of DoubleLine’s investment team, and is majority-owned by DoubleLine employees. As of December 31, 2014, DoubleLine managed approximately $63.6 billion in assets.

ASTON/TCH Fixed Income Fund

Taplin, Canida & Habacht LLC, 1001 Brickell Bay Drive, Suite 2100, Miami, Florida 33131, was founded in 1985. TCH is a majority-owned subsidiary of BMO Financial Corp., a subsidiary of the Bank of Montreal. As of December 31, 2014, TCH managed approximately $10.5 billion in assets.

ASTON/Lake Partners LASSO Alternatives Fund

Lake Partners, Inc., 4 High Ridge Park, Suite 300, Stamford, Connecticut 06905, was founded in 1989. The firm is wholly-owned by its senior investment professionals and founders, Mr. Frederick C. Lake and Mr. Ronald A. Lake. As of December 31, 2014, Lake Partners managed approximately $539.8 million in assets and provided investment consulting services to approximately $4.3 billion in assets.

ASTON/Anchor Capital Enhanced Equity Fund

Anchor Capital Advisors LLC, One Post Office Square, Suite 3850, Boston, Massachusetts 02109, was established in 1983. Eighty percent (80%) of Anchor Capital is owned by Anchor Capital Holdings LLC, which is a wholly-owned subsidiary of publicly-held Boston Private Financial Holdings, Inc. As of December 31, 2014, Anchor Capital managed approximately $8.7 billion in assets.

ASTON/Barings International Fund

Baring International Investment Limited, 155 Bishopsgate, London EC2M 3XY, United Kingdom, was founded in 1980. Baring International Investment Limited is a subsidiary of Baring Asset Management Limited (together with its subsidiaries and Baring Asset Management LLC constitute “Barings”). As of December 31, 2014, Barings managed approximately $42.2 billion in assets.

ASTON/Harrison Street Real Estate Fund

Harrison Street Securities, LLC, 71 South Wacker Drive, Suite 3575, Chicago, Illinois 60606, was founded in 2005 as Transwestern Securities Management, L.L.C. by Transwestern Investment Company, L.L.C. (“TIC”), Mr. James Kammert and Mr. Reagan Pratt. As of December 31, 2010, the controlling members and managers of the firm are HS Securities Holdings, LLC, a Delaware limited liability company that acquired the interests of TIC, Mr. James Kammert and Mr. Reagan Pratt. As of December 31, 2014, HSS managed approximately $783 million in assets.

ASTON/Guardian Capital Global Dividend Fund

Guardian Capital LP, Commerce Court West, 199 Bay Street, Suite 3100, Toronto, Ontario M5L 1E8, Canada, was founded in 1962 as Guardian Management Ltd. As of December 31, 2014, Guardian managed approximately $19.8 billion in assets.

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ASTON/Pictet International Fund

Pictet Asset Management Limited, 120 London Wall, London EC2Y 5ET, United Kingdom, is part of the Pictet Group, founded in Geneva in 1805. As of December 31, 2014, PAM managed approximately $151.6 billion in assets.

PORTFOLIO MANAGEMENT

ASTON/Montag & Caldwell Growth Fund

Ronald E. Canakaris, CFA, CIC	Lead Portfolio Manager since the Fund’s inception in November 1994. Mr. Canakaris is Chairman and Chief Investment Officer of Montag & Caldwell. Mr. Canakaris has been with the firm since 1972 and is responsible for developing the firm’s investment process. He has a BS and a BA from the University of Florida and holds the Chartered Financial Analyst designation.

Andrew W. Jung, CFA	Co-Portfolio Manager since February 2015. Mr. Jung is a Co-Director of Research at Montag & Caldwell. Mr. Jung joined Montag & Caldwell in 2001 as a research analyst. Prior to joining Montag & Caldwell, he was an analyst at Strong Capital Management, following the financial services sector for several large-cap growth funds, and at the Robinson-Humphrey Company in Atlanta, where he followed banks and thrifts. He has a BA from Marquette University and an MBA from Emory University, and holds the Chartered Financial Analyst designation. His professional affiliations include the CFA Institute and the Atlanta Society of Finance and Investment Professionals.
ASTON/Montag & Caldwell Balanced Fund

Ronald E. Canakaris, CFA, CIC	Portfolio Manager since the Fund’s inception in 1994. Please see above.

Helen M. Donahue, CFA	Co-Portfolio Manager of the Fund since February 2013. Ms. Donahue is a portfolio manager of equities and fixed income at Montag & Caldwell. Ms. Donahue joined Montag & Caldwell in 1997 and has over 20 years of investment industry experience. Prior to joining Montag & Caldwell, she served as an Assistant Vice President and fixed income portfolio manager for Legg Mason Capital Management. Ms. Donahue holds the Chartered Financial Analyst designation. Her professional affiliations include the CFA Institute and the Atlanta Society of Finance and Investment Professionals.
ASTON/Montag & Caldwell Mid Cap Growth Fund

M. Scott Thompson, CFA	Lead Portfolio Manager of the Fund. Mr. Thompson has served as a Portfolio Manager of the Fund since the Fund’s inception in November 2007. Mr. Thompson is Co-Director of Research and a security analyst at Montag & Caldwell. Mr. Thompson joined Montag & Caldwell in 1992 upon graduating from the University of the South with a BA in Economics. He has an MBA from Emory University and holds the Chartered Financial Analyst designation. His professional affiliations include the CFA Institute and the Atlanta Society of Finance and Investment Professionals, for which he formerly served as trustee.

Jeffery S. Wilson, CFA	Co-Portfolio Manager since February 2014. Mr. Wilson is a Vice President and security analyst at Montag & Caldwell. Mr. Wilson joined Montag & Caldwell in 2005 upon graduating from Wake Forest University with a BS in Finance and a Master’s Degree in Accounting. He holds the Chartered Financial Analyst designation. His professional affiliations include the CFA Institute and the Atlanta Society of Finance and Investment Professionals.
ASTON/Herndon Large Cap Value Fund

Randell Cain Jr., CFA	Portfolio Manager since the Fund’s inception in March 2010. Mr. Cain joined Herndon in 2002 and is a principal and Portfolio Manager. Prior to joining Herndon, he was a portfolio manager at NCM Capital for five years. Mr. Cain received a BS from Morehouse College, a Bachelor of Industrial Engineering from the Georgia Institute of Technology, and an MBA from Harvard Business School. Mr. Cain holds the Chartered Financial Analyst designation.
ASTON/Cornerstone Large Cap Value Fund

John Campbell, CFA	Portfolio Manager since July 2011. Mr. Campbell is Chief Investment Officer of Cornerstone and is responsible for maintaining and adhering to the firm’s overall investment philosophy and process. Mr. Campbell has been with the firm since 2005 and has been in the industry since 1982. He has a BS from the State University of New York at Fredonia and holds the Chartered Financial Analyst designation.

Rick van Nostrand, CFA	Portfolio Manager since July 2011. Mr. Van Nostrand is a portfolio manager of Cornerstone and is responsible for fundamental research and oversight coverage for a portion of the portfolio holdings. Mr. van Nostrand has been with the firm since 2005. He has a BS from Southern Methodist University and an MBA from the Wharton School at the University of Pennsylvania, and he holds the Chartered Financial Analyst designation.

Cameron Clement, CFA	Portfolio Manager since July 2011. Mr. Clement is a portfolio manager of Cornerstone and is responsible for fundamental research and oversight coverage for a portion of the portfolio holdings. Mr. Clement has been with the firm since 2008. Prior to joining Cornerstone in 2008, Mr. Clement was a portfolio manager with Invesco Capital Management since January 2003. He is a graduate of the University of Strathclyde in Glasgow, Scotland and holds the Chartered Financial Analyst designation.

Dean Morris, CFA	Portfolio Manager since July 2011. Mr. Morris is a portfolio manager of Cornerstone and is responsible for fundamental research and oversight coverage for a portion of the portfolio holdings. Mr. Morris has been with the firm since 2008. Prior to joining Cornerstone in 2008, Mr. Morris was a quantitative analyst with Invesco Capital Management since October 1997. He is a graduate of Williams College and has an MBA from the University of Chicago, and he holds the Chartered Financial Analyst designation.

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ASTON/TAMRO Diversified Equity Fund ASTON/TAMRO Small Cap Fund

Philip D. Tasho, CFA	Portfolio Manager since the Funds’ inception in November 2000. Mr. Tasho is Chief Executive Officer and Chief Investment Officer of TAMRO. Mr. Tasho is responsible for the day-to-day management of the Funds. He began his investment management career in 1980. He received his MBA from George Washington University and holds the Chartered Financial Analyst designation.

Timothy A. Holland, CFA	Co-Portfolio Manager since February 2010. Mr. Holland is a principal and analyst at TAMRO, covering companies within the Financial sector. He also monitors broad economic and political trends and analyzes the potential impact on portfolios at the sector level. Mr. Holland joined TAMRO in April 2005 after nearly five years with Manley Asset Management LP. Mr. Holland earned his BA from Drew University and holds the Chartered Financial Analyst designation.
ASTON/River Road Dividend All Cap Value Fund ASTON/River Road Dividend All Cap Value Fund II

Henry W. Sanders, III, CFA	Lead Portfolio Manager of ASTON/River Road Dividend All Cap Value Fund and ASTON/River Road Dividend All Cap Value Fund II since each Fund’s inception. Mr. Sanders is Executive Vice President of River Road. Mr. Sanders was formerly employed as Senior Vice President and portfolio manager for Commonwealth SMC Capital Inc. from 2002 to 2005. He received his BS from Bellarmine University, his MBA from Boston College, and he holds the Chartered Financial Analyst designation.

Thomas S. Forsha, CFA	Co-Portfolio Manager of ASTON/River Road Dividend All Cap Value Fund since June 2007 and Co-Portfolio Manager of ASTON/River Road Dividend All Cap Value Fund II since inception. Mr. Forsha is Co-Chief Investment Officer of River Road. Mr. Forsha was formerly employed by ABN AMRO from 1998 to 2005, where he served as equity analyst and portfolio manager and was responsible for the management of the North America equity allocation of the firm’s Global High Income Equity Fund. He received his BS in Finance from The Ohio State University’s Fisher College of Business and his MBA from The University of Chicago’s Graduate School of Business. Mr. Forsha holds the Chartered Financial Analyst designation and is a member of the CFA Institute and the CFA Society of Louisville.

James C. Shircliff, CFA	Co-Portfolio Manager of ASTON/River Road Dividend All Cap Value Fund and ASTON/River Road Dividend All Cap Value Fund II since each Fund’s inception. Mr. Shircliff is Chief Investment Officer of River Road. Mr. Shircliff was formerly employed as portfolio manager and Director of Research for Commonwealth SMC (SMC Capital, Inc.) from 1998 to 2005. Additionally, Mr. Shircliff has more than 40 years of investment management experience. He received his BS from the University of Louisville and holds the Chartered Financial Analyst designation.
ASTON/River Road Select Value Fund ASTON/River Road Small Cap Value Fund

James C. Shircliff, CFA	Portfolio Manager since each Fund’s inception. Please see above.

R. Andrew Beck	Portfolio Manager since each Fund’s inception. Mr. Beck is Chief Executive Officer and President of River Road. Mr. Beck was formerly employed as Senior Vice President and Portfolio Manager for Commonwealth SMC (SMC Capital, Inc.) from 1999-2005. Mr. Beck received his BS from the University of Louisville and his MBA from Babson College.

J. Justin Akin	Portfolio Manager since March 2012. Mr. Akin is a portfolio manager at River Road. Mr. Akin was formerly employed as an equity research analyst at Commonwealth SMC (SMC Capital, Inc.) from 2003-2005. Mr. Akin received a BS in economics from Centre College.
ASTON/River Road Independent Value Fund

Eric Cinnamond, CFA	Portfolio Manager since the Fund’s inception in December 2010. Mr. Cinnamond is Vice President and Portfolio Manager of River Road’s independent value investment strategy. Mr. Cinnamond has 20 years of investment industry experience. Prior to joining River Road, Mr. Cinnamond served as a portfolio manager at Intrepid Capital Management from 1998 to 2010. Prior to Intrepid Capital Management, Mr. Cinnamond was a co-portfolio manager and analyst at Evergreen Asset Management from 1996 to 1998. Mr. Cinnamond received his BBA in Finance from Stetson University, his MBA from the University of Florida, and he holds the Chartered Financial Analyst designation.
ASTON/River Road Long-Short Fund

Matthew W. Moran, CFA	Lead Portfolio Manager since the Fund’s inception in May 2011. Mr. Moran is a portfolio manager at River Road. Mr. Moran has 14 years of investment industry experience. Prior to joining River Road, Mr. Moran was employed by Morningstar from 2005 to 2006, as an equity analyst. Mr. Moran was employed by Citigroup as an associate from 2001 to 2005. He received his BS in Finance from Bradley University, his MBA from the University of Chicago Booth School of Business, and he holds the Chartered Financial Analyst designation.

Daniel R. Johnson, CFA, CPA	Co-Portfolio Manager since March 2012. Mr. Johnson is a portfolio manager at River Road. Prior to joining River Road, Mr. Johnson served as a public accountant with PricewaterhouseCoopers from 2005 to 2006. He received his BS in accounting and a Masters in Accountancy from the University of Kentucky. Mr. Johnson holds the Certified Public Accountant and Chartered Financial Analyst designations.

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ASTON/Fairpointe Mid Cap Fund

Thyra E. Zerhusen	Lead Portfolio Manager of the Fund, Ms. Zerhusen has served as a Portfolio Manager of the Fund since May 1999. Ms. Zerhusen is the principal founder, CEO and Chief Investment Officer of Fairpointe Capital. Prior to founding Fairpointe Capital in 2011, Ms. Zerhusen was the Chief Investment Officer of Mid Cap Equities at Optimum Investment Advisors beginning in October 2003. From April 1999 to September 2003 she was on the investment team of Talon Asset Management. She has a Diplom Ingenieur from the Swiss Federal Institute of Technology and an MA in Economics from the University of Illinois.

Marie L. Lorden	Co-Portfolio Manager of the Fund, Ms. Lorden has served as a Portfolio Manager of the Fund since March 2009. Ms. Lorden is a co-founder and a portfolio manager of Fairpointe Capital. Prior to co-founding Fairpointe Capital in 2011, Ms. Lorden served as a member of the Mid Cap Investment Team at Optimum Investment Advisors for over 7 years. Ms. Lorden is responsible for research and analysis of existing and potential holdings, as well as mutual fund, institutional relationships, and portfolio management. Previously, Ms. Lorden held positions specializing in equity product analysis with Zurich Insurance Group, Driehaus Capital Management, and The Burridge Group. Ms. Lorden received her BS from Elmhurst College and her MBA from the Keller Graduate School of Management.

Mary L. Pierson	Co-Portfolio Manager of the Fund, Ms. Pierson has served as a Portfolio Manager of the Fund since March 2009. Ms. Pierson is a co-founder and Co-CEO of Fairpointe Capital. Prior to co-founding Fairpointe Capital in 2011, Ms. Pierson served as a member of the Mid Cap Investment Team at Optimum Investment Advisors for 7 years. Ms. Pierson is responsible for research and analysis of existing and potential holdings, as well as mutual fund, institutional relationships, and portfolio management. Her prior experience includes 15 years with Harris Bancorp and Harris Futures Corporation. While General Manager at Harris Futures Corporation, she was responsible for managing all aspects of the institution, which operated as a financial futures broker. Ms. Pierson received her BA in Economics from DePauw University, her MA in Economics from Northwestern University and her MBA in Finance from The University of Chicago.
ASTON/LMCG Small Cap Growth Fund

Andrew Morey, CFA	Portfolio Manager of ASTON/LMCG Small Cap Growth Fund since the Fund’s inception in November 2010. Mr. Morey, portfolio manager for LMCG’s Small-and Small/Mid-Cap Growth investment strategies, joined LMCG in February 2012. Mr. Morey has 20 years of investment management experience and prior to joining LMCG, he served as portfolio manager at Crosswind Investments, LLC for Crosswind’s Small-and Small/Mid-Cap investment strategies. Previously, Mr. Morey was the founder and a portfolio manager of Tartan Partners, LLC from 2005 to 2007. Prior to Tartan Partners, Mr. Morey worked at State Street Research & Management as a portfolio manager, and at Gabelli & Co. as a research analyst. Mr. Morey holds the Chartered Financial Analyst designation.
ASTON/LMCG Emerging Markets Fund

Gordon Johnson, PhD, CFA	Lead Portfolio Manager since the Fund’s inception in March 2013. Mr. Johnson is a lead portfolio manager of the LMCG Emerging Markets strategy. Prior to joining LMCG in August 2006, Mr. Johnson spent six years at Evergreen Investments Group, where he served as senior portfolio manager and Senior Vice President/Director for the firm’s Global Structured Products group. Prior to joining Evergreen, Mr. Johnson spent seven years at Colonial Management, where he served as portfolio manager for a quantitative/fundamentally managed global mid-cap balanced fund and was Director and Vice President of Quantitative Research. Mr. Johnson has also held teaching positions at the University of Massachusetts and California State University.

Shannon Ericson, CFA	Co-Portfolio Manager since the Fund’s inception in March 2013. Ms. Ericson is a portfolio manager and analyst for the LMCG Emerging Markets strategy. Prior to joining LMCG in August 2006, Ms. Ericson spent six years at Evergreen Investments Group, where she served as Vice President, Quantitative Equities Analyst for the firm’s Global Structured Products group. Ms. Ericson had previously spent six years at Independence International Associates, Inc., where she served as Vice President, Quantitative International Equities, and four years at Mellon Trust Company.

Vikram Srimurthy, PhD, CFA	Co-Portfolio Manager since the Fund’s inception in March 2013. Mr. Srimurthy is a portfolio manager and analyst for the LMCG Emerging Markets strategy. Prior to joining LMCG in August 2006, Mr. Srimurthy spent six years at Evergreen Investments Group, where he served as Vice President for the firm’s Global Structured Products group and was primarily responsible for quantitative research and developing custom portfolio construction tools.
ASTON/Silvercrest Small Cap Fund

Roger W. Vogel, CFA	Portfolio Manager since the Fund’s inception in December 2011. Mr. Vogel is a Managing Director of Silvercrest and has been the lead portfolio manager for Silvercrest’s value equity investment strategies, including its small cap investment strategy, since he joined Silvercrest in April of 2002. Prior to Silvercrest, Mr. Vogel was a Managing Director at Credit Suisse Asset Management where he co-managed both small-cap and large-cap portfolios. He arrived at Credit Suisse as a result of the merger with Donaldson, Lufkin and Jenrette, where he worked since 1993 in a similar capacity. Previously, Mr. Vogel was a portfolio manager at Chemical Bank and Manufacturers Hanover Trust.

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ASTON/DoubleLine Core Plus Fixed Income Fund

Jeffrey E. Gundlach	Lead Portfolio Manager since the Fund’s inception in July 2011. Mr. Gundlach is lead portfolio manager of the DoubleLine Core Plus Fixed Income investment strategy. Mr. Gundlach is the founder of DoubleLine and has been Chief Executive Officer and Chief Investment Officer of DoubleLine since its inception in December 2009. For the five-year period prior to founding DoubleLine, Mr. Gundlach was Chief Investment Officer and Group Managing Director for Trust Company of the West (“TCW”). He was also President and Chief Investment Officer for TCW Asset Management Company.

Philip A. Barach	Portfolio Manager since the Fund’s inception in July 2011. Mr. Barach is President of DoubleLine since its inception in December 2009. As part of the Fund’s portfolio management team, Mr. Barach assists in overseeing the implementation of the Fund’s overall strategy. For the five-year period prior to founding DoubleLine, Mr. Barach was Group Managing Director at TCW, where he partnered with Mr. Gundlach to manage over $70 billion in fixed income assets.

Bonnie Baha, CFA	Portfolio Manager since the Fund’s inception in July 2011. Ms. Baha is a portfolio manager of DoubleLine since its inception in December 2009. As part of the Fund’s portfolio management team, Ms. Baha manages the global developed credit portion of the Fund’s portfolio. For the five-year period prior to joining DoubleLine, Ms. Baha was a Managing Director at TCW.

Luz M. Padilla	Portfolio Manager since the Fund’s inception in July 2011. Ms. Padilla is portfolio manager of DoubleLine since January 2010. As part of the Fund’s portfolio management team, Ms. Padilla manages the emerging markets fixed income portion of the Fund’s portfolio. For the five-year period prior to joining DoubleLine, Ms. Padilla was a Managing Director at TCW.
ASTON/TCH Fixed Income Fund

Tere Alvarez Canida, CFA	Co-Portfolio Manager of the Fund since December 2006. Ms. Canida is a President and Managing Principal of TCH. Ms. Canida has over 25 years of investment experience. She previously served as Vice President and Senior Investment Officer of Southeast Bank. She received her BS from Georgetown University, and her MBA from George Washington University. Ms. Canida holds the Chartered Financial Analyst designation.

Alan M. Habacht	Co-Portfolio Manager of the Fund since December 2006. Mr. Habacht is a principal of TCH. Mr. Habacht has over 35 years of investment experience. Before joining TCH, he served as Senior Vice President and portfolio manager for INVESCO Capital Management. He received his BA in Finance from Boston University.

William J. Canida, CFA	Co-Portfolio Manager of the Fund since December 2006. Mr. Canida is a principal of TCH. Mr. Canida has over 30 years of investment experience. Prior to joining TCH, he served as Vice President and Senior Investment Officer for Harris Trust Company of Florida. Mr. Canida received his BA and his MBA from Indiana University. He has also attended the National Graduate Trust School of Northwestern University. Mr. Canida holds the Chartered Financial Analyst designation.

Scott M. Kimball, CFA	Co-Portfolio Manager of the Fund since February 2013. Mr. Kimball is a portfolio manager at TCH. Mr. Kimball joined TCH in 2007 and the TCH portfolio management team in 2011. In his current role he is responsible for implementing the team’s strategies and monitoring the return objectives and guidelines set forth for client accounts. He has over eight years of investment experience and has previously worked with Merrill Lynch and Charles D. Hyman and Company. Mr. Kimball graduated from Stetson University in 2003 and holds the Chartered Financial Analyst designation.

Daniela M. Mardarovici, CFA	Co-Portfolio Manager of the Fund since February 2015. Ms. Mardarovici has been a portfolio manager at TCH since 2012. Ms. Mardarovici was previously a portfolio manager at BMO Asset Management Corp. from 2005 to 2011. Ms. Mardarovici has a BS in Finance and Economics from the University of Nebraska and holds the Chartered Financial Analyst designation.
ASTON/Lake Partners LASSO Alternatives Fund

Frederick C. Lake	Co-Portfolio Manager since the Fund’s inception in April 2009. Mr. Lake is the Co-Chairman and Treasurer of Lake Partners, which he co-founded in 1989. Mr. Lake has over 30 years of experience in the investment industry. He directs research and portfolio management of investment programs using multiple mutual funds and alternative mutual funds. Mr. Lake received a BA from Harvard University.

Ronald A. Lake	Co-Portfolio Manager of the Fund since the Fund’s inception in April 2009. Mr. Lake is the Co-Chairman and President of Lake Partners, which he co-founded in 1989. Mr. Lake is editor-in-chief of Evaluating and Implementing Hedge Fund Strategies. He has over 30 years of investment experience. He is responsible for asset allocation, investment strategy and supervision of multi-manager programs focusing on alternative investments, or integrating alternative and traditional investments. Mr. Lake received a BA from Harvard University and an MCRP in public policy from Harvard University.

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ASTON/Anchor Capital Enhanced Equity Fund

Ronald L. Altman	Lead Portfolio Manager of the Fund since the Fund’s inception in January 2008. Mr. Altman joined Anchor Capital in June 2012 as Senior Vice President and Senior Portfolio Manager. Prior to Anchor Capital, Mr. Altman was a Portfolio Manager of the enhanced equity strategy at M.D. Sass Investors Services, Inc., the previous subadviser to the Fund. From 2005 to 2009, Mr. Altman was a Partner and Portfolio Manager of the enhanced equity income strategy at MB Investment Partners, Inc. Mr. Altman has over 40 years of experience in the investment research and money management business in various positions.

Adam D. Neves	Co-Portfolio Manager of the Fund since February 2014. Mr. Neves is Assistant Vice President of Anchor Capital. Mr. Neves joined Anchor Capital in June 2012 as a trader for the Enhanced Equity Fund. Prior to Anchor Capital, Mr. Neves was a European institutional equity salesperson for Canaccord Genuity from 2009-2012. From 2008 to 2009, he worked alongside Mr. Altman on the Enhanced Equity Fund while at MB Investment Partners, Inc. Mr. Neves received his BS in Business Administration from Northeastern University in 2005.

David J. Watson	Co-Portfolio Manager of the Fund since February 2014. Mr. Watson is Senior Vice President of Anchor Capital. Mr. Watson has been with Anchor Capital since 2001 as an analyst for the firm’s various strategies. Mr. Watson received his MBA in Finance from the University of California in 2000.
ASTON/Barings International Fund

David Bertocchi, CFA	Portfolio Manager of the Fund since April 2008. Mr. Bertocchi joined Barings in 2000 and was appointed Divisional Director in 2004. With over 10 years of investment experience, Mr. Bertocchi is a member of the World Equity Group at Barings and is responsible for international equity, focused on EAFE markets, and global portfolios. In 2010 he was appointed to the Strategic Policy Group at Barings, the company’s global macro research and asset allocation team. Previously, he managed the Baring Global Equity Unit Trust and the global institutional funds. He is a past member of Barings European and UK equity teams. Mr. Bertocchi holds an MBA from London Business School and a BS in Mechanical Engineering from the University of Calgary (Canada). He holds the Chartered Financial Analyst designation. Mr. Bertocchi is a member of the Board of the CFA Society of the UK and also serves on the Council of Examiners of the CFA Institute.
ASTON/Guardian Capital Global Dividend Fund

Mr. Srikanth Iyer	Portfolio Manager since the Fund’s inception in April 2014. Mr. Iyer is a Managing Director and Head of Systematic Strategies at Guardian. Mr. Iyer joined Guardian Capital in 2001 to help lead the development and implementation of its proprietary systematic equity portfolio management strategy. Mr. Iyer graduated with a Bachelor of Commerce from the University of Bombay in 1989, earned his Chartered Cost and Works Accountant (India) designation in 1990 and his MBA (Applied Finance) from Rutgers Graduate School of Management in 1994.

Fiona Wilson, MBA, CFA	Portfolio Manager since the Fund’s inception in April 2014. Ms. Wilson is a portfolio manager for Systematic Strategies at Guardian. Ms. Wilson joined Guardian in 2011 as a portfolio manager in the systematic strategies team. From 2006 to 2011, Ms. Wilson owned and operated an independent financial consulting practice. Ms. Wilson graduated with a Bachelor of Arts degree from the University of Western Ontario in 1985 and obtained her Honours Bachelor of Commerce and MBA degrees from the University of Windsor in 1987 and 1989, respectively. Ms. Wilson holds the Chartered Financial Analyst designation.
ASTON/Pictet International Fund

Fabio Paolini, CFA	Lead Portfolio Manager since the Fund’s inception in April 2014. Mr. Paolini joined PAM in 1997 and is Head of EAFE Equities in the Developed Equities team, with a focus on European Equities. Mr. Paolini graduated with a degree in Economics from the University of Siena in Italy. He obtained a CFPI/AZEK in 1996 and is a Chartered Financial Analyst (CFA).

Swee-Kheng Lee, PhD	Co-Portfolio Manager since the Fund’s inception in April 2014. Ms. Lee is a Senior Investment Manager in the Developed Equities team at PAM, with specific responsibility for EAFE and Asian Equities. Ms. Lee joined PAM in 2007. Ms. Lee has a BA in Philosophy, Politics and Economics and a PhD in Economics from Oxford University. She is also an Associate member of the UK Society of Investment Professionals (“UKSIP”).

Benjamin Beneche, CFA	Co-Portfolio Manager since the Fund’s inception in April 2014. Mr. Beneche is an Investment Manager in the EAFE Equities team at PAM. Mr. Beneche joined PAM in 2008. Mr. Beneche graduated from York University with a first class honours degree in Economics and Economic History. He also holds the Investment Management Certificate (IMC) and holds the Chartered Financial Analyst designation.

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ASTON/Harrison Street Real Estate Fund

Reagan A. Pratt	Co-Portfolio Manager since June 2011. Mr. Pratt is a principal and portfolio manager as well as a member of the Board of Managers of HSS. Mr. Pratt founded HSS in 2005, in association with TIC and Mr. Kammert. From 2001 through 2004, Mr. Pratt was a portfolio manager with Heitman Real Estate Securities LLC. Mr. Pratt is responsible for managing the public real estate securities portfolios of HSS and the day-to-day operation of HSS. Mr. Pratt has a bachelor’s degree in economics and geography from the University of Guelph (Ontario, Canada) and a Master of Science Business Administration (Urban Land Economics) from the University of British Columbia (British Columbia, Canada).

James H. Kammert, CFA	Co-Portfolio Manager since June 2011. Mr. Kammert is a principal and portfolio manager as well as a member of the Board of Managers of HSS. Mr. Kammert founded HSS in March 2005, in association with TIC and Mr. Pratt. Along with Mr. Pratt, Mr. Kammert is responsible for managing the public real estate securities portfolios of HSS. Mr. Kammert joined HSS in August 2005. From 2003 through mid-2005, Mr. Kammert was Director of Research for European Investors, Inc. Prior to joining European Investors, Mr. Kammert was Vice President and co-head of Goldman Sachs & Co.’s U.S. REIT research team for over four years. Mr. Kammert graduated from Lafayette College with a BA in Economics & Business and earned an MBA from the University of Chicago. Mr. Kammert holds the Chartered Financial Analyst designation and is a CPA.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds is available in the SAI.

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MANAGEMENT FEES

Fund Name	Management Fee	Management Fee Paid for Fiscal Year Ended 10/31/14
	(as a percentage of net assets)	(as a percentage of net assets)
ASTON/Montag & Caldwell Growth Fund	First $800 million 0.80% Over $800 million up to $6 billion 0.60% Over $6 billion up to $12 billion 0.55% Over $12 billion 0.50%	0.63%
ASTON/Herndon Large Cap Value Fund (a), (b)	0.80%	0.87%
ASTON/Cornerstone Large Cap Value Fund (a)	0.80%	0.80%
ASTON/TAMRO Diversified Equity Fund (a)	0.80%	0.63%
ASTON/River Road Dividend All Cap Value Fund	0.70%	0.70%
ASTON/River Road Dividend All Cap Value Fund II (a),(b)	0.70%	0.78%
ASTON/Fairpointe Mid Cap Fund	First $100 million 0.80% Next $300 million 0.75% Over $400 million 0.70%	0.70%
ASTON/Montag & Caldwell Mid Cap Growth Fund (a)	0.85%	0.00%
ASTON/TAMRO Small Cap Fund	0.90%	0.90%
ASTON/River Road Select Value Fund	1.00%	1.00%
ASTON/River Road Small Cap Value Fund	0.90%	0.90%
ASTON/River Road Independent Value Fund (a)	1.00%	1.00%
ASTON/LMCG Small Cap Growth Fund (a)	1.00%	0.68%
ASTON/Silvercrest Small Cap Fund (a)	1.00%	0.79%
ASTON/DoubleLine Core Plus Fixed Income Fund (a),(c)	0.55%	0.41%
ASTON/TCH Fixed Income Fund (a)	0.55%	0.32%
ASTON/Lake Partners LASSO Alternatives Fund (a),(b)	1.00%	1.02%
ASTON/Anchor Capital Enhanced Equity Fund	0.70%	0.70%
ASTON/River Road Long-Short Fund (a),(b)	1.20%	1.25%
ASTON/Barings International Fund (a)	1.00%	0.45%
ASTON/Guardian Capital Global Dividend Fund (a)	0.80%	0.00%
ASTON/LMCG Emerging Markets Fund (a)	1.05%	0.00%
ASTON/Pictet International Fund(a)	0.90%	0.00%
ASTON/Harrison Street Real Estate Fund (a)	1.00%	0.21%
ASTON/Montag & Caldwell Balanced Fund (a)	0.75%	0.52%

(a) Taking into account fee waivers then in effect.

(b) For the fiscal year ended October 31, 2014, the Adviser was reimbursed by the Fund for recoupment of prior year fee waivers.

(c) The Subadviser will waive a portion of the subadvisory fee in an amount equal to the fee earned by the Subadviser from an affiliated fund that is attributable to the Fund’s assets invested in the affiliated fund, if any, and the Adviser will waive a portion of its management fee equal to the amount waived by the Subadviser.

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RELATED PERFORMANCE

LMCG Emerging Markets Related Performance

The following tables show the performance of a composite of all fully discretionary accounts managed by LMCG in the Emerging Markets strategy (the “Strategy”), including the ASTON/LMCG Emerging Markets Fund. As of December 31, 2014, the composite was comprised of 8 accounts and had assets of $1.0 billion. For the period from the inception of the composite through 2011, the composite was comprised of a single, non-fee paying affiliated account with average assets of approximately $0.6 million. The investment objective, policies and strategies of the ASTON/LMCG Emerging Markets Fund are substantially similar to those of the accounts comprising the composite.

The performance of the composite does not represent the historical performance of the ASTON/LMCG Emerging Markets Fund and should not be considered indicative of future performance of the Fund. Results may differ because of, among other factors, differences in brokerage commissions, account expenses including management fees, the size of positions taken in relation to account size, diversification of the portfolio, timing of purchases and sales and availability of cash for new investment.

The performance of the composite presented below is not calculated using the same methodology as that which is prescribed for performance calculations used by registered investment companies. The net-of-fee returns below are calculated by deducting investment management fees and other fees and expenses (including sales loads) of the accounts from gross returns. Gross returns are calculated in accordance with GIPS®. In addition, the accounts for which performance is presented are not subject to the same types of expenses as the Fund. If the Fund’s fees and expenses had been used in calculating the composite’s performance, the performance of the composite would have been lower.

In addition, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act, and the Internal Revenue Code of 1986, as amended (the “Code”), which if applicable, may have adversely affected the performance results of the composite. The results for different products may vary.

Total Return

Year end	LMCG Emerging Markets Composite	MSCI Emerging Markets Index
2014	0.99%	(2.19)%
2013	(3.00)%	(2.60)%
2012	24.34%	18.13%
2011	(15.24)%	(18.35)%
2000	21.15%	18.88%
2009	85.61%	78.51%
2008	(51.56)%	(53.33)%

Average Annual Total Return

(For the periods ended December 31, 2014)

Period	LMCG Emerging Markets Composite	MSCI Emerging Markets Index
One Year	0.99%	(2.19)%
Five Years	4.58%	1.78%
Since Inception(a)	1.69%	(1.34)%

(a) Since Inception return is computed from 1/1/08.

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Guardian Related Performance

The following tables show the performance of a composite of all fully discretionary accounts managed by Guardian in the Guardian Global Dividend strategy, as compared to the performance of a broad-based securities market index. As of December 31, 2014, the composite was comprised of 4 accounts and had assets of $330.7 million. The investment objective, policies and strategies of the ASTON/Guardian Capital Global Dividend Fund are substantially similar to those of the accounts comprising the composite.

The performance of the composite does not represent the historical performance of the ASTON/Guardian Capital Global Dividend Fund and should not be considered indicative of future performance of the Fund. Results may differ because of, among other factors, differences in brokerage commissions, account expenses including management fees, the size of positions taken in relation to account size, diversification of the portfolio, timing of purchases and sales and availability of cash for new investment.

The performance of the composite presented below is not calculated using the same methodology as that which is prescribed for performance calculations used by registered investment companies. The net-of-fee returns below are calculated by deducting investment management fees and other fees and expenses (including sales loads) incurred by the accounts from gross returns. Gross returns are calculated in accordance with GIPS®. In addition, the accounts for which performance is presented are not subject to the same types of expenses as the Fund. If the Fund’s fees and expenses had been used in calculating the composite’s performance, the performance of the composite would have been lower.

In addition, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Code, which if applicable, may have adversely affected the performance results of the composite. The results for different products may vary.

Total Return

Year end	Guardian Global Dividend Composite	MSCI World Index
2014	6.01%	4.94%
2013	15.01%	26.68%
2012	8.79%	15.86%
2011	2.75%	(5.54)%
2010	14.48%	11.76%
2009	35.22%	29.99%
2008	(34.34)%	(40.71)%
2007	12.25%	(9.04)%

Average Annual Total Return

(For the periods ended December 31, 2014)

Period	Guardian Global Dividend Composite	MSCI World Index
One Year	6.01%	4.94%
Five Years	9.31%	10.20%
Since Inception(a)	5.99%	3.97%

(a) Since Inception return is computed from January 1, 2007.

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PAM Related Performance

The following tables show the performance of a composite of all fully discretionary accounts managed by PAM in the EAFE Core strategy, as compared to the performance of a broad-based securities market index. As of December 31, 2014, the composite was comprised of 14 accounts and had assets of $2.8 billion. The investment objective, policies and strategies of the ASTON/Pictet International Fund are substantially similar to those of the accounts comprising the composite.

The performance of the composite does not represent the historical performance of the ASTON/Pictet International Fund and should not be considered indicative of future performance of the Fund. Results may differ because of, among other factors, differences in brokerage commissions, account expenses including management fees, the size of positions taken in relation to account size, diversification of the portfolio, timing of purchases and sales and availability of cash for new investment.

The performance of the composite presented below is not calculated using the same methodology as that which is prescribed for performance calculations used by registered investment companies. The net-of-fee returns below are calculated by deducting investment management fees and other fees and expenses (including sales loads) incurred by the accounts from gross returns. Gross returns are calculated in accordance with Global Investment Performance Standards (GIPS®). In addition, the accounts for which performance is presented are not subject to the same types of expenses as the Fund. If the Fund’s fees and expenses had been used in calculating the composite’s performance, the performance of the composite would have been lower.

The accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Code, which if applicable, may have adversely affected the performance results of the composite. The results for different products may vary.

Total Return

Year end	Pictet EAFE Core Composite	MSCI EAFE Index
2014	(10.66)%	(4.90)%
2013	24.35%	22.78%
2012	23.33%	17.32%
2011	(14.26)%	(12.14)%
2010	11.58%	7.75%
2009	41.13%	31.78%
2008	(50.58)%	(43.38)%
2007	12.52%	11.17%
2006	36.60%	26.34%
2005	21.93%	13.54%
2004	26.96%	20.25%

Average Annual Total Return

(For the periods ended December 31, 2014)

Period	Pictet EAFE Core Composite	MSCI EAFE Index
One Year	(10.66)%	(4.90)%
Five Years	5.56%	5.33%
Ten Years	5.53%	4.43%
Since Inception(a)	6.53%	4.94%

(a) Since Inception return is computed from August 31, 1995.

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Shareholder Information

OPENING AN ACCOUNT

■	Read this prospectus carefully.

■	Determine how much you want to invest. The minimum initial and subsequent investment requirements for the applicable class of each Aston Fund are as follows:

Class and Account Type	Minimum Initial Investment	Subsequent Investments
Class N—Regular Accounts	$2,500	$50
Individual Retirement Accounts (IRAs)	$500	$50
Education Savings Accounts (ESAs) (except R Class)	$500	$50
Uniform Gift to Minor Accounts/Uniform Transfer to Minor Accounts (UGMA/UTMA)	$500	$50
Class I—Institutional Accounts (except ASTON/DoubleLine Core Plus Fixed Income Fund, ASTON/Lake Partners LASSO Alternatives Fund and ASTON/River Road Dividend All Cap Value Fund II)	$1 Million	$50
Class I—ASTON/DoubleLine Core Plus Fixed Income Fund, ASTON/Lake Partners LASSO Alternatives Fund and ASTON/River Road Dividend All Cap Value Fund II	$100,000	$50
Class R—Retirement Plans	$2,500	$50
Class R shares are sold primarily to qualified retirement plans, retirement savings programs and other similar programs offered primarily through financial intermediaries. Contact your financial representative or plan sponsor.

■	Minimum initial investment requirements may be waived:

■	For trustees of Aston Funds, employees of Aston, Aston’s employees’ spouses, employees of the Subadvisers, the Subadvisers’ employees’ spouses, and affiliates of Aston.
■

By means of a “letter of intent” from an investor or financial adviser/consultant expressing intent to purchase shares over a specified period of time to meet the minimum investment requirement (Class I only).

■

For certain omnibus accounts, mutual fund advisory platforms and registered investment advisors, banks, trust companies or similar financial institutions investing for their own accounts or for the accounts of their clients or customers for whom such institution is exercising investment discretion, or otherwise acting on behalf of clients or customers.

■

For individual accounts of a financial intermediary that charges an ongoing fee to its customers for its services or offers Fund shares through a no-load network or platform, and for accounts invested through fee-based advisory accounts, certain “wrap” programs and similar programs with approved financial intermediaries.

■	By Aston Funds at its discretion.

■	Balances within the same Fund may be aggregated to meet the Class I minimum initial investment requirements for the accounts of:

■	Clients of a financial adviser/consultant or clients of a financial intermediary that acts in an advisory capacity.
■	Immediate family members (i.e., an individual’s spouse, parents, children, siblings and in-laws).
■	A corporation or other legal entity.

■

For Class N and Class I shareholders, complete the account application and carefully follow the instructions. If you have any questions, please call 800-992-8151. Remember to complete the “Purchase, Exchange and Redemption Authorization” section of the account application to establish your account privileges, and to avoid any delay and inconvenience of needing to request these in writing at a later date.

■	For Class R shareholders, complete the account application through your financial representative.
■

Purchase, exchange and redemption requests (each, an “Investment Request”) must be in “good order.” Investment Requests received in “good order” and processed before the New York Stock Exchange (the “NYSE”) market close, typically 4:00 p.m. Eastern Time (“ET”), receive that business day’s closing NAV. Investment Requests received after that time receive the following business day’s NAV.

■	An Investment Request received that is not in “good order” will receive the NAV on the date the Investment Request is received in “good order.”

An Investment Request is in “good order” when:

■	The account number and Fund name are included;
■	The amount of the transaction is specified in dollars or shares;
■	Signatures of all owners appear exactly as they are registered on the account in original form, as photocopies are not acceptable;
■	Any required Medallion Signature Guarantees are included; and
■	Other supporting legal documents (as necessary) are present, including such “Requirements for Written Requests” as described later in this “Shareholder Information” Section.

Effective on the respective dates shown (each, a “Soft Close Effective Date”), each of the following Funds (each, a “Closed Fund”), ASTON/River Road Dividend All Cap Value Fund (December 16, 2011) and ASTON/Fairpointe Mid Cap Fund (October 18, 2013) are closed to new investors until further notice,

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with the following limited exceptions, where the particular Closed Fund determines that the exception processing is operationally feasible and will not harm the Closed Fund’s investment process:

■	Financial advisors and/or financial consultants that have clients invested in ASTON/Fairpointe Mid Cap Fund may continue to recommend the Fund to their clients and/or open new accounts;
■

Financial advisors and/or financial consultants that have clients invested in ASTON/River Road Dividend All Cap Value Fund may continue to recommend the Fund to such clients. Financial advisors and/or financial consultants that have clients invested in ASTON/River Road Dividend All Cap Value Fund may only recommend the Fund and/or open new accounts for clients that are not invested in the Fund with Fund approval;

■

Participants in a retirement plan that includes a Closed Fund as an investment option on the Fund’s Soft Close Effective Date may continue to designate the particular Closed Fund as an investment option;

■

Trustees of Aston Funds, employees of Aston and the respective Subadviser of a Closed Fund and their immediate household family members may open new accounts in the particular Closed Fund and add to such accounts;

■

Each Closed Fund reserves the right to make additional exceptions, to limit the above exceptions or otherwise to modify its respective closure policy at any time and to reject any investment for any reason.

Make your initial investment using the following table as a guideline. If your Investment Request is your initial purchase into the Funds, your account number will be assigned to you upon the Funds’ receipt of the Investment Request in “good order.”

TO OPEN AN ACCOUNT (Class N and Class I shares only*)	TO ADD TO AN ACCOUNT ($50 MINIMUM) (All share Classes)
Buying Shares Through Your Financial Representative
■ Your financial representative is responsible for transmitting the order promptly.	■ Your financial representative is responsible for transmitting the order promptly.
Buying Shares By Mail: Aston Funds • P.O. Box 9765 • Providence, Rhode Island 02940 Buying Shares Via Overnight Delivery: Aston Funds • 4400 Computer Drive • Westborough, Massachusetts 01581

■  Complete and sign your application.

■  We accept checks, bank drafts and money orders for purchases. Checks must be drawn on U.S. banks. There is a charge of a minimum of $20 for returned checks. Please see “Other Features” later in this “Shareholder Information” Section.

■  Make checks payable to Aston Funds and mail them with your application to the address listed above.

■  We do not accept cash, traveler’s checks, temporary checks, post-dated checks, credit card courtesy checks or second/third party checks (which are checks made payable to someone other than the Funds, including you).

■  If you anticipate the need to make subsequent trades via telephone or via bank transfer (wire transfer or ACH transfer), please indicate that in the “Purchase, Exchange and Redemption Authorizations” section of your account application.

■  If you have indicated on your account application that you intend to make trades in your account via ACH bank transfer, please verify that your bank or credit union is a member of the ACH (Automated Clearing House).

■  Return the investment slip from a statement with your check in the envelope provided and mail to us at the above address.

■  We accept checks, bank drafts, money orders, wires and ACH for purchases. Checks must be drawn on U.S. banks. There is a charge of a minimum of $20 for returned checks. Please see “Other Features” later in this “Shareholder Information” Section.

■  Make checks payable to Aston Funds and mail them to the address listed above.

■  We do not accept cash, traveler’s checks, temporary checks, post-dated checks, credit card courtesy checks or second/third party checks (which are checks made payable to someone other than the Funds, including you).

■  For purchases via bank wire transfer or ACH transfer, give the following wire/ACH information to your bank:

The Bank of New York Mellon

For: Aston Funds

ABA #011001234

For: Aston Funds

A/C 0000733296

FBO “Aston Fund Number”

“Your Account Number”

“Your Name”

■  For your protection, our current Internet capabilities allow Class N and Class I shareholders to check balances and transfer monies only between Aston Funds in the same class. Please contact us via mail with a signed letter of instruction for all other changes to your account.

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TO OPEN AN ACCOUNT (Class N and Class I shares only*)	TO ADD TO AN ACCOUNT ($50 MINIMUM) (All share Classes)
Buying Shares By Phone: 800-992-8151
■ You cannot open an account over the phone.

■  When you are ready to add to your account, call Aston Funds and tell the representative the Fund name, account number, the name(s) in which the account is registered and the amount of your investment.

■  To place your request with an Investor Services Associate, call between 9:00 a.m. and 7:00 p.m. ET, Monday - Friday.

■  Trade authorizations via telephone or via bank must be valid and on file, as indicated on the “Purchase, Exchange and Redemption Authorizations” section of your account application.

■  For purchases via bank wire or ACH transfer, instruct your bank to wire or ACH transfer the amount of your investment and provide your bank with the below information. Your bank may charge a fee for wire or ACH transfers.

The Bank of New York Mellon

ABA #011001234

For: Aston Funds

A/C 0000733296

FBO “Aston Fund Number”

“Your Account Number”

“Your Name”

Buying Shares By Internet: www.astonfunds.com

(Class N shares only*)

■  To open a new account you’ll need to provide bank account information plus the social security number and date of birth for each account owner and beneficiary.

■  Open an account online by completing the Aston Funds online account application.

or

(Class N and Class I shares only*)

■  Download the appropriate account application(s) from the website. Complete and sign the application(s). Make your check payable to Aston Funds and mail it to the address under “By Mail” above.

■  Complete the “Purchase, Exchange and Redemption Authorization” section of your account application.

■  Self-register for online account access at www.astonfunds.com. Your social security number or employer identification number, account number and other security validating information will be required for registration.

■  When you are ready to add to your account, access your account through Aston Funds’ website and enter your purchase instructions in the secure area for shareholders only called “Shareholder Account Access.” ACH purchases on the Internet may take 3 or 4 business days.

■  For your protection, our current Internet capabilities allow Class N and Class I shareholders to check balances and transfer monies only between Aston Funds in the same class. Please contact us via mail with a signed letter of instruction for all other changes to your account.

*	Class R shares are sold primarily to qualified retirement plans, retirement savings programs and similar programs offered primarily through financial intermediaries. To open an account for Class R shares of an applicable Aston Fund, please contact your financial representative or plan sponsor. Class I shares are not eligible for the establishment of new accounts through the Aston Funds website.

The Funds and their agents will not be responsible for any unauthorized telephone or online order when reasonable procedures designed to verify the identity of the investor are followed.

Other Aston Funds and share classes are available through separate prospectuses. Please call 800-992-8151 for more information.

EXCHANGING SHARES

When you exchange your shares, you authorize the sale of your shares in one fund to purchase shares of another fund. In other words, you are requesting a sale and then a purchase. The exchange of your shares may be a taxable event for federal income tax purposes if the shares are not held in a tax-deferred account and may subject you to a redemption fee. After you have opened an account with us, you can exchange your shares within Aston Funds to meet your changing investment goals or other needs. This privilege is not designed for frequent trading (which may subject you to a redemption fee) and may be difficult to implement in times of drastic market changes.

You can exchange shares from one Aston Fund to another within the same class of shares. All exchanges to open new accounts must meet the minimum initial investment requirements. Exchanges may be made by mail, through the Internet or by phone at 800-992-8151 if you chose this option when you opened your account.

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In addition to exchanging into shares of other Aston Funds, you may also exchange Fund shares for shares in the Agency share class of the JPMorgan Liquid Assets Money Market Fund (the “JPMorgan Fund”). The JPMorgan Fund is not offered by this prospectus. The JPMorgan Fund’s prospectus, including applicable investment minimums, is available by contacting Aston Funds by mail, through the Internet or by phone at 800-992-8151. Please read the JPMorgan Fund prospectus carefully before investing.

For federal income tax purposes, each exchange into a different fund is treated as a sale and a new purchase. As a result, an investor holding shares in a non-tax-deferred account is generally subject to federal income tax on any appreciation on the shares exchanged.

Aston Funds reserves the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege, subject to applicable law. All exchange requests must be in “good order.”

Aston Funds may allow eligible shareholders to convert their shares between classes within the same Fund, for example from Class I to Class N or vice versa, if offered in the shareholder’s state of residence. No sales charges or other charges will apply to any such exchange. For federal income tax purposes, a same-fund exchange is not expected to result in the recognition by the investor of a capital gain or loss.

SELLING/REDEEMING SHARES

You can sell your shares to meet your changing investment goals or other needs. You may redeem Class R shares through your financial representative or directly from Aston Funds. All redemption requests must be in “good order.”

The following table shows guidelines for selling shares.

APPLIES TO:	TO SELL SOME OR ALL OF YOUR SHARES:
Selling Through Your Financial Representative
■ All share classes and accounts of any type.	■ Your financial representative is responsible for transmitting the order promptly.
Selling Shares By Mail: Aston Funds • P.O. Box 9765 • Providence, Rhode Island 02940 Selling Shares Via Overnight Delivery: Aston Funds • 4400 Computer Drive • Westborough, Massachusetts 01581

■  All share classes and accounts of any type.

■  For sales or redemptions of any size, please see the “Medallion Signature Guarantees” section later in this “Shareholder Information” section to determine if a Medallion Signature Guarantee is required for your transaction.

■  Write and sign a letter of instruction indicating the Fund name, Fund number, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

■  Include all signatures and any additional documents that may be required. Signatures must be in original form, as photocopies are not accepted. Please see “Selling Shares in Writing” later in this “Shareholder Information” Section.

■  Mail to us at the address above.

■  A check will be mailed to the name(s) and address to which the account is registered. If you would like the check mailed to a different address, you must write a letter of instruction and have it Medallion Signature Guaranteed.

■  Proceeds may also be sent by wire or ACH. Please see “Other Features” later in this “Shareholder Information” section.

Selling Shares By Phone: 800-992-8151
■ Class N and Class I non-retirement accounts. ■ Sales of up to $50,000 (for accounts with telephone account privileges).

■  For automated service 24 hours a day using your touch-tone phone, call 800-992-8151.

■  To place your request with an Investor Services Associate, call between 9:00 a.m. and 7:00 p.m. ET, Monday - Friday.

■  A check will be mailed to the name(s) and address in which the account is registered. If you would like the check to be mailed to a different address, you must write a letter of instruction and have it Medallion Signature Guaranteed.

■  Proceeds may also be sent by wire or ACH. Please see “Other Features” later in this “Shareholder Information” Section.

■  The Funds reserve the right to refuse any telephone sales request and may modify the procedures at any time. The Funds make reasonable attempts to verify that telephone instructions are genuine, but you are responsible for any loss that you may incur from telephone requests.

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APPLIES TO:	TO SELL SOME OR ALL OF YOUR SHARES:
Selling Shares By Internet: www.astonfunds.com
■ Class N and Class I non-retirement accounts.

■  Complete the “Purchase, Exchange and Redemption Authorization” section of your account application.

■  Self-register online for account access at www.astonfunds.com. Your social security number or employer identification number, account number and other security validating information will be required for registration.

■  When you are ready to redeem a portion of your account, access your account through Aston Funds’ website and enter your redemption instructions in the secure area for shareholders only called “Shareholder Account Access.” A check for the proceeds will be mailed to you at your address of record.

■  Proceeds may also be sent by wire or ACH. Please see “Other Features” later in this “Shareholder Information” section.

The Funds and their agents will not be responsible for any unauthorized telephone or online order when reasonable procedures designed to verify the identity of the investor are followed.

Selling Shares in Writing

In certain circumstances, you must make your request to sell shares in writing. You may need to include a Medallion Signature Guarantee (which protects you against fraudulent orders) and additional items with your request, as shown in the table below.

Medallion Signature Guarantees

■	We require Medallion Signature Guarantees if:

■	Your address of record has changed within the past 30 days;
■

You are selling more than $50,000 worth of shares (exceptions may apply for ASTON/Montag & Caldwell Growth Fund Class I, ASTON/Montag & Caldwell Balanced Fund Class I, and ASTON/Montag & Caldwell Mid Cap Growth Fund Class I); or

■

You are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or other than by wire or ACH sent to the bank account of the registered owner(s).

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■	What is a Medallion Signature Guarantee?

A Medallion Signature Guarantee verifies the authenticity of your signature and may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution that participates in a Medallion Program recognized by the Securities Transfer Association.

Medallion Signature Guarantees help ensure that major transactions or changes to your account are in fact authorized by you. For example, we require a Medallion Signature Guarantee on written redemption requests for more than $50,000. The three recognized Medallion Programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions that do not participate in one of these programs will not be accepted.

A notary public stamp or seal cannot be substituted for a Medallion Signature Guarantee.

Seller	Requirements for Written Requests
Owners of individual, joint, sole proprietorship, UGMA/UTMA, or general partner accounts

■  Letter of instruction

■  On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered, must be in original form, as photocopies are not accepted

■  Medallion Signature Guarantee, if applicable (see above)

Owners of corporate or association accounts

■  Letter of instruction

■  On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered, must be in original form, as photocopies are not accepted

■  Medallion Signature Guarantee, if applicable (see above)

Owners or trustees of trust accounts

■  Letter of instruction

■  On the letter, the signature of the trustee(s) must be in original form, as photocopies are not accepted

■  If the names of all trustees are not registered on the account, a copy of the trust document certified within the past 12 months

■  Medallion Signature Guarantee, if applicable (see above)

Joint tenancy shareholders whose co-tenants are deceased

■  Letter of instruction signed by the surviving tenant must be in original form, as photocopies are not accepted

■  Certified copy of death certificate

■  Medallion Signature Guarantee, if applicable (see above)

Executors of shareholder estates

■  Letter of instruction signed by executor must be in original form, as photocopies are not accepted

■  Certified copy of order appointing executor

■  Medallion Signature Guarantee, if applicable (see above)

Administrators, conservators, guardians and other sellers or account types not listed above	■ Call 800-992-8151 for instructions ■ Medallion Signature Guarantee, if applicable (see above)
IRA accounts	■ IRA distribution request form completed and signed. Call 800-992-8151 for a form, or download a form from our website, www.astonfunds.com.

In addition to the situations described above, Aston Funds may require Medallion Signature Guarantees in other circumstances based on the amount of the redemption request or other factors.

Other Features

The following other features are also available to buy and sell shares of the Funds.

Wire. To purchase and sell shares via the Federal Reserve Wire System:

■

You must authorize Aston Funds to honor wire instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800-992-8151 to add the feature after your account is opened. Call 800-992-8151 before your first use to verify that this feature is set up on your account.

■	To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.

For accounts with existing wire instructions, wire redemptions may be placed over the phone. Consult your banking institution for any fees it may charge associated with wire transfers. Any changes made to existing wire instructions will only be accepted with a Medallion Signature Guaranteed letter of instruction.

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Automated Clearing House (ACH). To transfer money between your bank account and your Aston Funds account(s):

■

You must authorize Aston Funds to honor ACH instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800-992-8151 to add the feature after your account is opened. Call 800-992-8151 before your first use to verify that this feature is set up on your account.

■	Most transfers are completed within three business days of your call. ACH purchases will receive the NAV calculated on the day the money is received.
■	There is no fee to your mutual fund account for this transaction.

Redemptions in Kind

The Funds have elected, under Rule 18f-1 under the 1940 Act, to pay sales proceeds in cash up to $250,000 or 1% of each Fund’s total value, whichever is less, during any 90-day period to any one shareholder.

Larger redemptions may be detrimental to existing shareholders. While we intend to pay all sales proceeds in cash, we reserve the right to make higher payments to you in the form of certain marketable securities of a Fund. This is called “redemption in kind.” You may need to pay certain sales charges related to a redemption in kind, such as brokerage commissions, when you sell the securities. For shares that are not held in a tax-deferred account, redemptions in kind are taxable events for federal income tax purposes in the same manner as when the sales proceeds are paid in cash. In addition, you will bear market risk with respect to any securities received pursuant to a redemption in kind until such securities are sold.

Involuntary Redemptions

To reduce expenses, we may convert your Fund position(s), redeem your Fund position(s) and/or close your Fund position(s) if the balance in your fund position(s) falls below the required investment minimum due to transaction activity or for any other reason. We may convert your position(s) in Class I shares of a Fund to the respective Class N shares of that Fund, if applicable. Unless you did not meet the minimum initial investment, we will give you 30 days’ notice before we convert, redeem, or close your Fund position(s). This gives you an opportunity to purchase enough shares to raise the value of your Fund position(s) above the applicable minimum initial investment. We will not redeem or close Fund position(s) in IRAs, Education Savings Accounts, custodial accounts for minors, or active Automatic Investment Plans because they do not meet the applicable minimum investment requirement. We may close Fund position(s) in IRAs, Education Savings Accounts, custodial accounts for minors, or active Automatic Investment Plans due to insufficient information as it relates to customer identification procedures. If these account types are invested in Class I shares below the required minimum investment, we may convert the Fund position(s) to the Class N. Additionally, we will not convert Class I Fund positions where there is an effective “letter of intent.” Redemption fees will not be assessed on involuntary redemptions or involuntary conversions.

TRANSACTION POLICIES

Calculating Share Price

When you buy, exchange, or sell shares, the NAV next determined is used to price your purchase or sale. The NAV for each share class of a Fund is determined each business day at the close of regular trading on the NYSE (typically 4:00 p.m. ET) by dividing the net assets of the class by the number of its shares of that class outstanding. Currently, the Funds observe the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Generally, securities are priced using market quotes or, for debt securities, evaluated prices obtained from independent pricing services. If market quotations are not available or are deemed unreliable, securities are valued at fair value as determined by the Adviser in accordance with guidelines adopted and periodically reviewed by the Board of Trustees. These circumstances may arise, for instance, when trading in a security is suspended, the exchange or market on which a security is traded closes early, or the trading volume in a security is limited, calling into question the reliability of market quotations. In such a case, a Fund’s value for a security may be different from the last quoted market price. Fair value pricing for certain types of securities in which a Fund may invest, including prices received from pricing services, is inherently a process of estimates and judgments. Changes in the value of portfolio investments priced at fair value may be less frequent and of greater magnitude than changes in the price of securities that trade frequently in the market place, resulting in potentially greater net asset value volatility. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the value realized upon such security’s sale.

Quotations of foreign securities denominated in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. Events affecting the values of portfolio securities that occur between the time when their prices are determined and the close of regular trading on the NYSE may not be reflected in the calculation of NAV. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the Adviser in accordance with guidelines adopted by the Aston Funds Board of Trustees.

Certain Funds may invest in certain securities which are primarily listed on foreign exchanges that trade on weekends and other days when the Funds do not price their shares. Therefore, the value of a Fund’s holdings may change on days when you will not be able to purchase or redeem its shares.

In addition, changes in values in the U.S. markets subsequent to the close of a foreign market may affect the values of securities traded in the foreign market. Under Aston Funds’ fair value pricing policies, the values of foreign securities may be adjusted from their last closing prices if such movements in the U.S. market exceed a specified threshold. As a result of the foregoing, it is possible that fair value prices will be used by a Fund to a significant extent. Certain Funds have retained an independent statistical fair value pricing service to assist in the fair valuation of securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which Fund shares are priced.

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Execution of Requests

Each Fund is open on each business day that the NYSE is open for trading. The NYSE is not open on weekends or national holidays. Investment requests are executed at the NAV next calculated after Aston Funds or an authorized broker or designee receives your mail, telephone or Internet request in “good order.” Purchase orders and redemption requests for each Fund must be received by the close of regular trading on the NYSE (typically 4:00 p.m. ET) for same day processing. On days when the Federal Reserve Cash Settlement System closes earlier than normal, these times may be accelerated. Sales proceeds are normally sent the next business day, but are always sent within seven days of receipt of a request in “good order.” Brokers and their authorized designees are responsible for forwarding purchase orders and redemption requests to the Funds.

Shares of each Fund can also be purchased through broker-dealers, banks and trust departments that may charge you a transaction or other fee for their services. These fees are not charged if you purchase shares directly from Aston Funds.

A Fund may be required to “freeze” or redeem your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

Aston Funds reserves the right to:

■	Refuse any purchase or exchange of shares if it could adversely affect a Fund or its operations;
■	Suspend the offering of Fund shares;
■	Change the initial and additional investment minimums or waive these minimums for any investor;
■	Delay sending you your sales proceeds for up to 15 days if you purchased shares by check. A minimum charge of $20 will be assessed if any check used to purchase shares is returned; and
■	Change, withdraw or waive various services, fees and account policies.

Customer Identification Program

Federal law requires Aston Funds to obtain, verify and record identifying information for each investor who opens or reopens an account with Aston Funds. An investor may be an individual or a person other than an individual (such as a corporation, partnership or trust). Such identifying information may include the name, residential or business street address, principal place of business, local office or other physical location (for a person other than an individual), date of birth (for an individual), social security or taxpayer identification number or other identifying information. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law and its customer identification program, Aston Funds reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in Aston Funds or to involuntarily redeem an investor’s shares at the current share price and close an account in the event that an investor’s identity is not verified within 90 days, regardless of the type of account. This may cause shares in the investor’s account to be redeemed at a loss. If Aston Funds liquidates your account due to insufficient information as it relates to customer identification procedures, the liquidation may be taxable to you for federal income tax purposes. Aston Funds and its agents will not be responsible for any loss or adverse tax effect in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity cannot be verified.

Short-Term and Excessive Trading

The Funds are designed for long-term investors. The Funds discourage and do not knowingly accommodate short-term and excessive trading. Such trading increases brokerage and administrative costs, may result in increased taxable gains to remaining shareholders, and may disrupt portfolio management. For example, a Fund may be unable to effectively invest the proceeds from certain purchase or exchange requests under certain market conditions or may incur losses on the sale of investments. These risks may be more pronounced for a Fund if it invests in securities that are more difficult to value or that are susceptible to pricing arbitrage (e.g., foreign securities, high yield securities and small-cap securities). Thus, such trading may negatively impact a Fund’s NAV and result in dilution to long-term shareholders.

In an effort to protect long-term shareholders, Aston Funds’ Board of Trustees has adopted policies and procedures that seek to deter short-term trading and excessive trading and to detect such trading activity at levels that may be detrimental to a Fund. These policies and procedures include the following:

■	Certain Funds have adopted a redemption fee of 2.00% for shares that are held less than 90 calendar days;
■

The Funds have adopted certain fair valuation practices intended to protect the Funds from time zone arbitrage with respect to foreign securities and other trading practices that seek to exploit stale prices; and the Funds reserve the right to:

■	Reject any purchase, including exchange purchases, which could adversely affect the Funds or their operations.
■	Limit, terminate or otherwise modify the exchange privilege of any shareholder deemed to be engaged in activities that may be detrimental to the Funds.
■	Reject any purchase, including exchange purchases, from investors if there appears to be evidence of short-term or excessive trading.
■	Permanently prevent future purchases and exchanges from occurring in accounts where short-term or excessive trading is apparent.
■	Delay sending redemption proceeds for up to seven days (generally applies in cases of very large redemptions, excessive trading, or during unusual market conditions).
■

Suspend redemptions as permitted by law (e.g., in emergency situations). In making the determination to exercise these rights, the Funds may consider an investor’s trading history in the Funds and accounts under common ownership or control.

The Funds seek to employ reasonable measures to detect short-term and excessive trading at levels that may be detrimental to the Funds. Accordingly, the Funds use certain materiality and volume thresholds in applying the policies and procedures, but otherwise seek to apply the policies and procedures

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uniformly to all shareholders. With respect to accounts held through intermediaries, such intermediaries generally are contractually obligated to provide the Funds with certain shareholder trading information. However, the Funds cannot directly control activity through all channels and are dependent on intermediaries to enforce the Funds’ policies and procedures. In certain cases, intermediaries may be unable to implement these policies or may not be able to implement policies and procedures in the same manner as the Funds due to system or other constraints. Shareholders who invest through omnibus accounts may be subject to policies and procedures that differ from those applied by the Funds to direct shareholders. The Funds reserve the right to limit an intermediary’s future access to the Funds, up to and including terminating the selling agreement with the intermediary. There is no assurance that the Funds’ policies and procedures will be effective in limiting and deterring short-term and excessive trading in all circumstances.

Redemption Fees

The following Funds assess a 2.00% fee on redemptions (including exchanges) of Fund shares sold or exchanged within 90 calendar days of purchase: ASTON/Barings International Fund, ASTON/LMCG Emerging Markets Fund, ASTON/Guardian Capital Global Dividend Fund, ASTON/Pictet International Fund and ASTON/Harrison Street Real Estate Fund.

Redemption fees are paid to the respective Fund to help offset transaction costs and to protect the Fund’s long-term shareholders. Each Fund will use the “first-in, first-out” (FIFO) method to determine the holding period. Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account. If this holding period is less than the required holding period, the fee will be charged.

The Funds will notify intermediaries, such as broker-dealers or plan administrators, of the Funds’ policies and procedures and request the intermediaries to track and remit redemption fees to the Fund. However, due to limitations with system capabilities or for other reasons, certain broker-dealers, banks, plan administrators and other intermediaries may not track and collect redemption fees at this time, or their methods for tracking and calculating redemption fees may differ from those of the Funds. There is no assurance that the Funds’ redemption fee policies and procedures will be effective in limiting or deterring short-term and excessive trading in all circumstances. Redemption fees may not be assessed in certain circumstances, including the following: shares purchased through reinvested distributions; certain distributions required by law or due to shareholder hardship; redemptions through a Systematic Withdrawal Plan; redemption of shares through an Automatic Investment Plan; accounts held through intermediaries that are unable to assess redemption fees or do not report sufficient information to the Funds to impose a redemption fee (as discussed above); and circumstances where the Funds’ administrator believes it to be in the best interest of the Funds and in accordance with the Funds’ policies and procedures to waive the redemption fee on behalf of the Funds.

ACCOUNT POLICIES AND DIVIDENDS

Account Statements

In general, you will receive quarterly account statements. In addition, you will also receive account statements:

■	After every transaction that affects your account balance (except for dividend reinvestments, Automatic Investment Plans or Systematic Withdrawal Plans); and
■	After any change of name or address of the registered owner(s).

You will also receive an annual statement that describes the federal income tax characteristics of any dividends and distributions your Fund has paid to you during the year.

Aston Funds may charge a fee for certain services, such as providing historical account documents.

Mailings to Shareholders

To help reduce Fund expenses and environmental waste, Aston Funds combines mailings for multiple accounts going to a single household by delivering Fund reports (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to continue consolidating your Fund mailings and would prefer to receive separate mailings with multiple copies of Fund reports, please call one of our Investor Services Associates at 800-992-8151.

Distributions

The Funds distribute income dividends and net capital gains. Income dividends represent the earnings from a Fund’s investments less its expenses; capital gains generally occur when a Fund sells a portfolio security for more than the original purchase price.

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Dividends

The following table shows the Funds’ dividend and distribution schedules.

Distribution Schedule
Funds	Dividends, if any	Capital Gains Distributions, if any
ASTON/DoubleLine Core Plus Fixed Income Fund, ASTON/River Road Dividend All Cap Value Fund, ASTON/River Road Dividend All Cap Value Fund II and ASTON/TCH Fixed Income Fund	■ Declared and paid monthly	■ Distributed at least once a year, generally in December
ASTON/Anchor Capital Enhanced Equity Fund, ASTON/Montag & Caldwell Balanced Fund and ASTON/Guardian Capital Global Dividend Fund	■ Declared and paid quarterly	■ Distributed at least once a year, generally in December
All Other Funds	■ Declared and paid annually	■ Distributed at least once a year, generally in December

Dividend Reinvestments

Investors may have their dividends and distributions reinvested in additional shares of the same Fund. If you choose this option, or if you do not indicate a choice, your dividends and distributions will be automatically reinvested on the dividend payable date. You can also choose to have a check for your dividends and distributions mailed to you by choosing this option on your account application.

Uncashed Checks

Checks should be cashed upon receipt, as interest will not be paid on uncashed checks. State escheat laws generally require Aston Funds to remit uncashed checks to the appropriate state after a specific period of time, which varies by state.

ADDITIONAL INVESTOR SERVICES

Automatic Investment Plan (Class N Shares only)

The Automatic Investment Plan (“AIP”) allows you to set up a scheduled transfer of funds from your bank account to the Fund(s) of your choice. You determine the AIP investment amount (the minimum AIP investment amount is $50) and you can terminate the program at any time. The minimum initial investment for accounts containing an AIP instruction is the same as all other accounts. To take advantage of this feature, complete the appropriate sections of the account application.

Aston Funds Website

Aston Funds maintains a website located at www.astonfunds.com. You can purchase, exchange and redeem shares and access information such as your account balance and the Funds’ NAVs through our website. Self-register for online account access at www.astonfunds.com. Your social security number or employer identification number, account number and other security validity information will be required for registration. You may also need to have bank account information, wire instructions, ACH instructions or other options established on your account.

Aston Funds has procedures in place to deter unauthorized access to your account information. The Funds and their agents will not be responsible for any losses resulting from unauthorized transactions on our website.

Systematic Withdrawal Plan (Class N Shares only)

This plan may be used for periodic withdrawals (at least $50 by check or ACH) from your account. To take advantage of this feature you must:

■	Have at least $50,000 in your account;
■	Determine the schedule: monthly, quarterly, semi-annually or annually; and
■	Call 800-992-8151 to add a Systematic Withdrawal Plan to your account.

Retirement Plans and Education Savings Accounts (Class N and Class R Shares, as applicable)

Aston Funds offer a range of retirement plans, including Traditional, Roth, SIMPLE IRAs and SEP IRAs for Class N and Class R shareholders. Aston Funds also offers Education Savings Accounts for Class N shareholders, which allow you to save for qualified elementary, secondary and higher education costs. Using these plans, you can invest in any Fund with a low minimum investment of $500. The annual maintenance fee for IRAs and Education Savings Accounts is $15 per account (not to exceed $30 per shareholder), but it is waived if you have $35,000 or more in assets. The fee is assessed every December for the current calendar year. To find out more, call Aston Funds at 800-992-8151.

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DISTRIBUTION AND SERVICES PLAN 12b-1 FEES

To pay for the cost of promoting the Funds and servicing your shareholder account, the Funds have adopted a Rule 12b-1 plan for Class N and Class R shares. Under this plan, a Fund pays a fee at an annual rate of not more than 0.25% of each Fund’s Class N shares’ average daily net assets and 0.50% of Class R shares’ average daily net assets to the distributor for certain expenses associated with the distribution of Fund shares and administrative services provided to Fund shareholders. The fee is accrued daily and payable monthly. Over time, these fees may increase the cost of your investment and may cost more than paying other types of sales charges.

PAYMENTS TO INTERMEDIARIES

In addition to payments under a Rule 12b-1 plan, the Funds may bear costs associated with compensating intermediaries that perform sub-transfer agency, sub-accounting and/or shareholder services for Fund shareholder accounts. Aston may also compensate intermediaries that distribute and/or service investors in the Funds out of its own assets and not as an additional charge to the Funds. Additional payments to intermediaries may represent a premium over payments made by other fund families, and may create an added incentive for investment professionals to sell or recommend the Funds over other funds offered by competing fund families. The additional payments may differ for each Fund within the Aston Funds family of funds, including within the same intermediary, and across intermediaries, or within the same Fund at the same intermediary.

In addition, employees of the Adviser may be compensated through Adviser incentive programs in a manner that favors one Aston Fund or group of Aston Funds over another Aston Fund, any such compensation to be paid by the distributor.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The Subadvisers attempt to obtain the best possible price and most favorable execution of transactions in their portfolio securities. There may be times when a Subadviser may pay one broker-dealer a commission that is greater than the amount that another broker-dealer may charge for the same transaction. The Subadvisers generally determine in good faith if the commission paid was reasonable in relation to the brokerage or research services provided by the broker-dealer. In selecting and monitoring broker-dealers and negotiating commissions, the Subadvisers consider, among other factors, a broker-dealer’s reliability, availability of research, the quality of its execution services and its financial condition.

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Dividends, Distributions and Taxes

Dividends and Distributions

The Funds pay dividends and distribute capital gains at different intervals. All dividends and distributions are automatically reinvested at NAV unless you choose to receive them in a cash payment. You can change your payment options at any time by writing to us.

Taxes

Certain tax considerations may apply to your investment in an Aston Fund. The following is a general description of certain federal income tax considerations. Further information regarding the federal income tax consequences of investing in the Funds is included in the SAI. If you have any tax-related questions relating to your investment in an Aston Fund, please consult your tax adviser.

For federal income tax purposes:

■

Dividends and distributions on Class R shares will generally not be subject to current federal income taxation provided such shares are held in a qualified tax-deferred retirement plan. Distributions to you from a qualified tax-deferred retirement plan, however, will generally be subject to federal income tax and possibly federal withholding tax. In addition, backup withholding tax (see below) may apply to dividends, distributions and redemption proceeds received by a qualified tax-deferred retirement plan unless the required certification is provided to Aston Funds. To the extent Fund shares are not held in a qualified tax-deferred retirement plan, the following federal income tax consequences will generally apply. Please consult with your plan administrator regarding the tax status of your retirement plan.

■

The tax treatment of dividends and distributions is the same whether you reinvest the dividends and distributions or elect to receive them in cash. We will send you a statement with the federal income tax status of your dividends and distributions for the prior calendar year generally by February 15.

■	Distributions of any net investment income, other than “qualified dividend income,” are taxable to you as ordinary income.

■

Distributions of qualified dividend income (i.e., generally dividends received by a Fund from domestic corporations and certain foreign corporations) generally will be taxed to individuals and other non-corporate investors in the Funds at federal income tax rates applicable to long-term capital gains, provided you meet certain holding period and other requirements contained in the Code with respect to your Fund shares, and the Fund meets similar holding period and other requirements with respect to the dividend paying stock. Dividends received by a Fund from most REITs and certain foreign corporations are not expected to qualify for treatment as qualified dividend income when distributed by a Fund. Therefore, it is not expected that a significant amount of the ASTON/Harrison Street Real Estate Fund’s distributions will be eligible for qualified dividend income treatment.

■

If a Fund receives dividends from another investment company that qualifies as a regulated investment company, including an ETF, for federal income tax purposes and the investment company designates such dividends as qualified dividend income, then the Fund may in turn designate that portion of its distributions derived from those dividends as qualified dividend income, provided the Fund meets certain holding period and other requirements with respect to the shares of the investment company.

■

Distributions of net capital gain (net long-term capital gain less any net short-term capital loss) are taxable as long-term capital gain regardless of how long you may have held shares of a Fund. In contrast, distributions of net short-term capital gain (net short-term capital gain less any net long-term capital loss) are taxable as ordinary income regardless of how long you may have held shares of a Fund. Because distributions of net short-term capital gain are taxable as ordinary income, you generally cannot offset net short-term capital gain distributions you receive from a Fund with capital losses.

■

ASTON/Lake Partners LASSO Alternatives Fund’s use of a fund-of-funds structure could affect the amount, timing and type of distributions from the Fund and, therefore, may increase the amount of taxes payable by you.

■

Generally, the character of the dividends and distributions a Fund receives from another investment company will “pass through” to you, subject to certain exceptions, as long as the Fund and the investment company each qualify as a regulated investment company under the Code.

■

Some of a Fund’s investments may be subject to special provisions of the Code that may increase the amount of gain recognized by the Fund, defer the Fund’s losses, accelerate the Fund’s recognition of gain, affect the character of such income and affect the amount, timing and type of distributions from the Fund, which may increase the amount of taxes payable by you.

■

Distributions declared to the shareholders of record in October, November or December and paid on or before January 31 of the succeeding year will be treated for federal income tax purposes as if received by shareholders on December 31 of the year in which the distribution was declared.

■

When you sell shares or exchange shares for shares of another Fund (other than shares held in a tax-deferred account), it generally is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. The gain or loss will generally be treated as a long-term capital gain or loss if you held your shares for more than one year. If you held your shares for one year or less, the gain or loss will generally be treated as a short-term capital gain or loss. You are responsible for any tax liabilities generated by your transactions.

■

An additional 3.8% Medicare tax is imposed on certain net investment income (including dividends and distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

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■

If you do not provide Aston Funds with your complete and correct taxpayer identification number and required certification, or if the Internal Revenue Service so notifies us, you may be subject to backup withholding tax on dividends, distributions and redemption proceeds.

■

If you purchase shares of a Fund just before a dividend or distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as “buying a dividend.”

■

If a Fund qualifies (by having more than 50% of the value of its total assets at the close of the taxable year consist of stock or securities in foreign corporations or by being a qualified fund of funds) and elects to pass through foreign taxes paid on its investments during the year, such taxes will be reported to you as income. You may, however, be able to claim an offsetting tax credit or deduction on your federal income tax return, depending on your particular circumstances and provided you meet certain holding period and other requirements. Tax-exempt holders of Fund shares, such as qualified tax-deferred retirement plans, will not benefit from such a deduction or credit.

■

A Fund’s ability to invest in some investments, including certain ETFs that invest in the commodities market and commodity-linked instruments, may be significantly limited by the federal income tax rules applicable to regulated investment companies.

■

Aston Funds is required to report cost basis and holding period information to both the Internal Revenue Service and shareholders for gross proceeds from the sales of shares of the Funds purchased on or after January 1, 2012. This information will be reported on Form 1099-B. The deadline for mailing Form 1099-B to shareholders is February 15. Absent shareholder instructions, Aston Funds will calculate and report cost basis information using its default method of average cost. If you hold shares of the Funds through a financial intermediary, the financial intermediary will be responsible for this reporting and the financial intermediary’s default cost basis method may apply. Please consult your tax adviser for additional information regarding cost basis reporting and your situation.

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Financial Highlights

These financial highlights tables are intended to help you understand the Funds’ financial performance. The following schedules present financial highlights for one outstanding share of each Fund throughout the periods indicated. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds’ financial statements as of October 31, 2014. The financial statements for the Funds have been audited by Ernst & Young LLP, whose report, along with those Funds’ financial statements, is included in the Funds’ annual report, which is available upon request.

ASTON/Montag & Caldwell Growth Fund – Class N Year Ended October 31,	2014	2013	2012	2011	2010
Per Share Operating Data:
Net Asset Value, Beginning of Period	$28.68	$25.31	$24.72	$22.92	$20.87
Income from Investment Operations:
Net investment income	0.10 (a)	0.23 (a)	0.15 (a)	0.14 (a)	0.12	(a)
Net realized and unrealized gain on investments	2.93	5.07	2.45	1.83	2.01	(b)

Total from investment operations	3.03	5.30	2.60	1.97	2.13
Less Distributions:
Distributions from and in excess of net investment income	(0.16)	(0.22)	(0.13)	(0.13)	(0.08)
Distributions from net realized gain on investments	(1.96)	(1.71)	(1.88)	(0.04)	—

Total distributions	(2.12)	(1.93)	(2.01)	(0.17)	(0.08)
Net increase in net asset value	0.91	3.37	0.59	1.80	2.05
Net Asset Value, End of Period	$29.59	$28.68	$25.31	$24.72	$22.92
Total Return(c)	10.98%	22.61%	11.40%	8.56%	10.20%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$1,344,317	$2,190,074	$1,908,663	$1,683,183	$1,506,075
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.03%	1.04%	1.05%	1.06%	1.08	%(d)
After expense reimbursement and/or fee waiver by Adviser	1.03%	1.04%	1.05%	1.06%	1.08	%(d)
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.34%	0.88%	0.60%	0.59%	0.56%
After expense reimbursement and/or fee waiver by Adviser	0.34%	0.88%	0.60%	0.59%	0.56%
Portfolio Turnover	47.31%	50.57%	46.42%	63.48%	57.39	%(e)

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	Includes payments by affiliates of less than $0.005 per share.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Ratios of expenses to average net assets include interest expense of less than 0.005% for the year ended October 31, 2010. The interest expense is from utilizing the line of credit.
(e)	Portfolio turnover rate excludes securities received from a reorganization.

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ASTON/Montag & Caldwell Growth Fund – Class I Year Ended October 31,	2014	2013	2012	2011	2010
Per Share Operating Data:
Net Asset Value, Beginning of Period	$28.87	$25.46	$24.85	$23.05	$20.97
Income from Investment Operations:
Net investment income	0.17 (a)	0.30 (a)	0.21 (a)	0.21 (a)	0.18	(a)
Net realized and unrealized gain on investments	2.96	5.10	2.47	1.82	2.02	(b)

Total from investment operations	3.13	5.40	2.68	2.03	2.20
Less Distributions:
Distributions from and in excess of net investment income	(0.24)	(0.28)	(0.19)	(0.19)	(0.12)
Distributions from net realized gain on investments	(1.96)	(1.71)	(1.88)	(0.04)	—

Total distributions	(2.20)	(1.99)	(2.07)	(0.23)	(0.12)
Net increase in net asset value	0.93	3.41	0.61	1.80	2.08
Net Asset Value, End of Period	$29.80	$28.87	$25.46	$24.85	$23.05
Total Return(c)	11.26%	22.95%	11.67%	8.82%	10.49%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$2,784,650	$3,035,623	$2,406,145	$1,749,183	$1,528,981
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.78%	0.79%	0.80%	0.81%	0.83	%(d)
After expense reimbursement and/or fee waiver by Adviser	0.78%	0.79%	0.80%	0.81%	0.83	%(d)
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.59%	1.13%	0.85%	0.84%	0.81%
After expense reimbursement and/or fee waiver by Adviser	0.59%	1.13%	0.85%	0.84%	0.81%
Portfolio Turnover	47.31%	50.57%	46.42%	63.48%	57.39	%(e)

ASTON/Montag & Caldwell Growth Fund – Class R Year Ended October 31,	2014	2013	2012	2011	2010
Per Share Operating Data:
Net Asset Value, Beginning of Period	$28.33	$25.02	$24.45	$22.70	$20.73
Income from Investment Operations:
Net investment income	0.03 (a)	0.16 (a)	0.09 (a)	0.08 (a)	0.07	(a)
Net realized and unrealized gain on investments	2.91	5.01	2.43	1.80	1.98	(b)

Total from investment operations	2.94	5.17	2.52	1.88	2.05
Less Distributions:
Distributions from and in excess of net investment income	(0.10)	(0.15)	(0.07)	(0.09)	(0.08)
Distributions from net realized gain on investments	(1.96)	(1.71)	(1.88)	(0.04)	—

Total distributions	(2.06)	(1.86)	(1.95)	(0.13)	(0.08)
Net increase in net asset value .	0.88	3.31	0.57	1.75	1.97
Net Asset Value, End of Period	$29.21	$28.33	$25.02	$24.45	$22.70
Total Return(c)	10.74%	22.30%	11.10%	8.29%	9.90%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$7,701	$10,099	$8,771	$8,654	$7,292
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.28%	1.29%	1.30%	1.31%	1.33	%(d)
After expense reimbursement and/or fee waiver by Adviser	1.28%	1.29%	1.30%	1.31%	1.33	%(d)
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.09%	0.63%	0.35%	0.34%	0.31%
After expense reimbursement and/or fee waiver by Adviser	0.09%	0.63%	0.35%	0.34%	0.31%
Portfolio Turnover	47.31%	50.57%	46.42%	63.48%	57.39	%(e)

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	Includes payments by affiliates of less than $0.005 per share.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Ratios of expenses to average net assets include interest expense of less than 0.005% for the year ended October 31, 2010. The interest expense is from utilizing the line of credit.
(e)	Portfolio turnover rate excludes securities received from a reorganization.

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ASTON/Herndon Large Cap Value Fund – Class N Year Ended October 31,	2014	2013	2012	2011	2010(a)
Per Share Operating Data:
Net Asset Value, Beginning of Period	$13.84	$11.73	$11.31	$10.39	$10.00
Income from Investment Operations:
Net investment income	0.11 (b)	0.15 (b)	0.18 (b)	0.12 (b)	0.03
Net realized and unrealized gain on investments	1.49	2.40	0.91	0.81	0.36

Total from investment operations	1.60	2.55	1.09	0.93	0.39
Less Distributions:
Distributions from and in excess of net investment income	(0.10)	(0.22)	(0.11)	(0.01)	—
Distributions from net realized gain on investments	(0.26)	(0.22)	(0.56)	—	—

Total distributions	(0.36)	(0.44)	(0.67)	(0.01)	—
Net increase in net asset value	1.24	2.11	0.42	0.92	0.39
Net Asset Value, End of Period	$15.08	$13.84	$11.73	$11.31	$10.39
Total Return(c)	11.67%	22.58%	10.39%	9.09%	3.90	%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$13,997	$41,861	$20,832	$6,089	$1,472
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser	1.23%	1.27%	1.41%	2.38%	13.84	%(e)
After expense reimbursement and/or fee waiver, or recoupment by Adviser	1.30%	1.30%	1.30%	1.30%	1.30	%(e)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser	0.84%	1.24%	1.44%	(0.05)%	(11.94	)%(e)
After expense reimbursement and/or fee waiver, or recoupment by Adviser	0.77%	1.21%	1.55%	1.03%	0.60	%(e)
Portfolio Turnover	75.46%	69.51%	80.56%	189.70%	38.64	%(d)

ASTON/Herndon Large Cap Value Fund – Class I Year Ended October 31,	2014	2013	2012	2011(a)
Per Share Operating Data:
Net Asset Value, Beginning of Period	$13.87	$11.75	$11.33	$11.48
Income from Investment Operations:
Net investment income	0.15 (b)	0.19 (b)	0.21 (b)	0.10	(b)
Net realized and unrealized gain (loss) on investments	1.48	2.39	0.91	(0.25)

Total from investment operations	1.63	2.58	1.12	(0.15)
Less Distributions:
Distributions from and in excess of net investment income	(0.12)	(0.24)	(0.14)	—
Distributions from net realized gain on investments	(0.26)	(0.22)	(0.56)	—

Total distributions	(0.38)	(0.46)	(0.70)	—
Net increase (decrease) in net asset value	1.25	2.12	0.42	(0.15)
Net Asset Value, End of Period	$15.12	$13.87	$11.75	$11.33
Total Return(c)	11.94%	22.94%	10.69%	(1.31	)%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$139,448	$80,534	$34,575	$11,881
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser	0.98%	1.02%	1.16%	2.13	%(e)
After expense reimbursement and/or fee waiver, or recoupment by Adviser	1.05%	1.05%	1.05%	1.05	%(e)
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser	1.09%	1.49%	1.69%	0.20	%(e)
After expense reimbursement and/or fee waiver, or recoupment by Adviser	1.02%	1.46%	1.80%	1.28	%(e)
Portfolio Turnover	75.46%	69.51%	80.56%	189.70	%(d)

(a)	The inception date for the Herndon Large Cap Value Fund Class N shares is March 31, 2010 and Class I shares is March 2, 2011.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.

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ASTON/Cornerstone Large Cap Value Fund – Class N Year Ended October 31,	2014	2013	2012		2011		2010
Per Share Operating Data:
Net Asset Value, Beginning of Period	$13.74	$11.04	$10.04		$9.20		$8.31
Income from Investment Operations:
Net investment income	0.11 (a)	0.09 (a)	0.10	(a)	0.12	(a)	0.13
Net realized and unrealized gain on investments	1.56	2.72	0.94		0.83		0.89

Total from investment operations	1.67	2.81	1.04		0.95		1.02
Less Distributions:
Distributions from and in excess of net investment income	(0.06)	(0.11)	(0.04)		(0.11)		(0.13)

Total distributions	(0.06)	(0.11)	(0.04)		(0.11)		(0.13)
Net increase in net asset value	1.61	2.70	1.00		0.84		0.89
Net Asset Value, End of Period	$15.35	$13.74	$11.04		$10.04		$9.20
Total Return(b)	12.17%	25.72%	10.43%		10.44%		12.37%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$60,683	$23,913	$21,105		$24,631		$19,984
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.30%	1.48%	1.58%		1.61%		1.19	%(d)
After expense reimbursement and/or fee waiver by Adviser	1.30%	1.30%	1.26	%(c)	1.14	%(c)	1.07	%(d)
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.73%	0.53%	0.60%		0.80%		1.32%
After expense reimbursement and/or fee waiver by Adviser	0.73%	0.71%	0.92%		1.27%		1.44%
Portfolio Turnover	30.03%	58.24%	58.21%		59.07	%(e)	37.44%

ASTON/Cornerstone Large Cap Value Fund – Class I Year Ended October 31,	2014	2013	2012		2011		2010
Per Share Operating Data:
Net Asset Value, Beginning of Period	$13.78	$11.07	$10.05		$9.19		$8.31
Income from Investment Operations:
Net investment income	0.15 (a)	0.12 (a)	0.11	(a)	0.16	(a)	0.15
Net realized and unrealized gain on investments	1.54	2.73	0.96		0.84		0.88

Total from investment operations	1.69	2.85	1.07		1.00		1.03
Less Distributions:
Distributions from and in excess of net investment income	(0.09)	(0.14)	(0.05)		(0.14)		(0.15)

Total distributions	(0.09)	(0.14)	(0.05)		(0.14)		(0.15)
Net increase in net asset value	1.60	2.71	1.02		0.86		0.88
Net Asset Value, End of Period	$15.38	$13.78	$11.07		$10.05		$9.19
Total Return(b)	12.33%	26.08%	10.66%		10.95%		12.53%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$103,228	$38,735	$5,397		$126		$204,051
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.05%	1.23%	1.33%		1.36%		0.94	%(d)
After expense reimbursement and/or fee waiver by Adviser	1.05%	1.05%	1.01	%(c)	0.89	%(c)	0.82	%(d)
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.98%	0.78%	0.85%		1.05%		1.57%
After expense reimbursement and/or fee waiver by Adviser	0.98%	0.96%	1.17%		1.52%		1.69%
Portfolio Turnover	30.03%	58.24%	58.21%		59.07	%(e)	37.44%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Effective March 22, 2011, the Adviser changed the voluntary expense limitation from 1.07% to 1.19% for Class N and 0.82% to 0.94% for Class I. Subsequently, on February 29, 2012, the Adviser removed the voluntary expense limitation and replaced it with a contractual expense limitation of 1.30% for Class N and 1.05% for Class I.
(d)	Ratios of expenses to average net assets included interest expense of less than 0.005% for the year ended October 31, 2010, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit.
(e)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

Prospectus  |    136

ASTON/TAMRO Diversified Equity Fund – Class N Year Ended October 31,	2014	2013	2012		2011		2010
Per Share Operating Data:
Net Asset Value, Beginning of Period	$16.75	$13.52	$12.34		$11.83		$9.72
Income from Investment Operations:
Net investment income (loss)	(0.08)	0.01 (b)	—	(c)	(0.02)		— (c)
Net realized and unrealized gain on investments	2.56	3.27	1.44		0.53		2.13

Total from investment operations	2.48	3.28	1.44		0.51		2.13
Less Distributions:
Distributions from and in excess of net investment income	—	(0.03)	—		—		(0.02)
Distributions from net realized gain on investments	(0.50)	(0.02)	(0.26)		—		—

Total distributions	(0.50)	(0.05)	(0.26)		—		(0.02)
Net increase in net asset value	1.98	3.23	1.18		0.51		2.11
Net Asset Value, End of Period	$18.73	$16.75	$13.52		$12.34		$11.83
Total Return(d)	15.10%	24.29%	11.94%		4.31%		21.95%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$26,022	$26,797	$21,980		$24,354		$15,670
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.37%	1.46%	1.68	%(f)	1.62	%(f)	1.63%
After expense reimbursement and/or fee waiver by Adviser	1.20%	1.20%	1.20	%(f)	1.20	%(f)	1.20%
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(0.58)%	(0.19)%	(0.47)%		(0.63)%		(0.45)%
After expense reimbursement and/or fee waiver by Adviser	(0.40)%	0.07%	—	%(c)	(0.21)%		(0.02)%
Portfolio Turnover	40.41%	79.61%	52.56%		65.96%		81.75%

ASTON/TAMRO Diversified Equity Fund – Class I Year Ended October 31,	2014	2013	2012(a)
Per Share Operating Data:
Net Asset Value, Beginning of Period	$16.78	$13.55	$13.27
Income from Investment Operations:
Net investment income (loss)	(0.03)	0.05 (b)	(0.05)
Net realized and unrealized gain on investments	2.56	3.26	0.33

Total from investment operations	2.53	3.31	0.28
Less Distributions:
Distributions from and in excess of net investment income	(0.01)	(0.06)	—
Distributions from net realized gain on investments	(0.50)	(0.02)	—

Total distributions	(0.51)	(0.08)	—
Net increase in net asset value	2.02	3.23	0.28
Net Asset Value, End of Period	$18.80	$16.78	$13.55
Total Return(d)	15.40%	24.64%	2.04	%(e)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$24,700	$28,880	$569
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.12%	1.21%	1.45	%(f)(g)
After expense reimbursement and/or fee waiver by Adviser	0.95%	0.95%	0.95	%(f)(g)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(0.33)%	0.06%	(1.11	)%(g)
After expense reimbursement and/or fee waiver by Adviser	(0.15)%	0.32%	(0.61	)%(g)
Portfolio Turnover	40.41%	79.61%	52.56%

(a)	The inception date for the TAMRO Diversified Equity Fund Class I shares is March 2, 2012.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	Represents less than $(0.005) per share or less than (0.005)%.
(d)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(e)	Not annualized.
(f)	Ratios of expenses to average net assets include interest expense of less than 0.005% for each of the years ended October 31, 2012 and October 31, 2011, which are not included in the contractual expense limitation. The interest expense is from utilizing the line of credit.
(g)	Annualized.

Prospectus  |    137

ASTON/River Road Dividend All Cap Value Fund – Class N Year Ended October 31,	2014	2013	2012	2011	2010
Per Share Operating Data:
Net Asset Value, Beginning of Period	$13.99	$11.67	$10.68	$10.23	$8.58
Income from Investment Operations:
Net investment income	0.42	0.30	0.31 (a)	0.29 (a)	0.26 (a)
Net realized and unrealized gain on investments	0.89	2.73	1.05	0.42	1.62

Total from investment operations	1.31	3.03	1.36	0.71	1.88
Less Distributions:
Distributions from and in excess of net investment income	(0.44)	(0.27)	(0.30)	(0.26)	(0.23)
Distributions from net realized gain on investments	(0.81)	(0.44)	(0.07)	—	—

Total distributions	(1.25)	(0.71)	(0.37)	(0.26)	(0.23)
Net increase in net asset value	0.06	2.32	0.99	0.45	1.65
Net Asset Value, End of Period	$14.05	$13.99	$11.67	$10.68	$10.23
Total Return(b)	9.89%	27.47%	12.96%	6.94%	22.20%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$349,937	$449,130	$338,166	$301,290	$135,544
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.09%	1.09%	1.12%	1.12%	1.14%
After expense reimbursement and/or fee waiver by Adviser	1.09%	1.09%	1.12%	1.12%	1.14%
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	2.96%	2.38%	2.74%	2.70%	2.69%
After expense reimbursement and/or fee waiver by Adviser	2.96%	2.38%	2.74%	2.70%	2.69%
Portfolio Turnover	31.78%	35.18%	28.17%	24.65%	29.92%

ASTON/River Road Dividend All Cap Value Fund – Class I Year Ended October 31,	2014	2013	2012	2011	2010
Per Share Operating Data:
Net Asset Value, Beginning of Period	$13.98	$11.66	$10.67	$10.22	$8.57
Income from Investment Operations:
Net investment income	0.44	0.34	0.34 (a)	0.32 (a)	0.28 (a)
Net realized and unrealized gain on investments	0.90	2.72	1.05	0.42	1.63

Total from investment operations	1.34	3.06	1.39	0.74	1.91
Less Distributions:
Distributions from and in excess of net investment income	(0.47)	(0.30)	(0.33)	(0.29)	(0.26)
Distributions from net realized gain on investments	(0.81)	(0.44)	(0.07)	—	—

Total distributions	(1.28)	(0.74)	(0.40)	(0.29)	(0.26)
Net increase in net asset value	0.06	2.32	0.99	0.45	1.65
Net Asset Value, End of Period	$14.04	$13.98	$11.66	$10.67	$10.22
Total Return(b)	10.18%	27.81%	13.25%	7.21%	22.53%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$788,322	$779,859	$586,043	$318,863	$137,629
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.84%	0.84%	0.87%	0.87%	0.89%
After expense reimbursement and/or fee waiver by Adviser	0.84%	0.84%	0.87%	0.87%	0.89%
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	3.21%	2.63%	2.99%	2.95%	2.94%
After expense reimbursement and/or fee waiver by Adviser	3.21%	2.63%	2.99%	2.95%	2.94%
Portfolio Turnover	31.78%	35.18%	28.17%	24.65%	29.92%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.

Prospectus  |    138

ASTON/River Road Dividend All Cap Value Fund II – Class N Year Ended October 31,	2014	2013	2012(a)
Per Share Operating Data:
Net Asset Value, Beginning of Period	$12.89	$10.44	$10.00
Income from Investment Operations:
Net investment income	0.36	0.22	0.09	(b)
Net realized and unrealized gain on investments	0.96	2.46	0.41

Total from investment operations	1.32	2.68	0.50
Less Distributions:
Distributions from and in excess of net investment income	(0.38)	(0.23)	(0.06)
Distributions from net realized gain on investments	(0.14)	— (c)	—

Total distributions	(0.52)	(0.23)	(0.06)
Net increase in net asset value	0.80	2.45	0.44
Net Asset Value, End of Period	$13.69	$12.89	$10.44
Total Return(d)	10.46%	25.99%	5.09	%(e)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$7,037	$3,634	$1,049
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser	1.17%	1.37%	4.99	%(f)
After expense reimbursement and/or fee waiver, or recoupment by Adviser	1.25%	1.30%	1.30	%(f)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser	2.81%	1.68%	(1.24	)%(f)
After expense reimbursement and/or fee waiver, or recoupment by Adviser	2.72%	1.76%	2.45	%(f)
Portfolio Turnover	29.42%	27.80%	5.58	%(e)(g)

ASTON/River Road Dividend All Cap Value Fund II – Class I Year Ended October 31,	2014	2013	2012(a)
Per Share Operating Data:
Net Asset Value, Beginning of Period	$12.89	$10.45	$10.00
Income from Investment Operations:
Net investment income	0.39	0.25	0.10	(b)
Net realized and unrealized gain on investments	0.96	2.45	0.42

Total from investment operations	1.35	2.70	0.52
Less Distributions:
Distributions from and in excess of net investment income	(0.41)	(0.26)	(0.07)
Distributions from net realized gain on investments	(0.14)	— (c)	—

Total distributions	(0.55)	(0.26)	(0.07)
Net increase in net asset value	0.80	2.44	0.45
Net Asset Value, End of Period	$13.69	$12.89	$10.45
Total Return(d)	10.73%	26.30%	5.17	%(e)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$125,660	$86,240	$9,370
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser	0.92%	1.12%	4.74	%(f)
After expense reimbursement and/or fee waiver, or recoupment by Adviser	1.00%	1.05%	1.05	%(f)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser	3.06%	1.93%	(0.99	)%(f)
After expense reimbursement and/or fee waiver, or recoupment by Adviser	2.97%	2.01%	2.70	%(f)
Portfolio Turnover	29.42%	27.80%	5.58	%(e)(g)

(a)	The inception date for the River Road Dividend All Cap Value Fund II Class N and Class I shares is June 27, 2012.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	Represents less than $(0.005) per share.
(d)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover excludes securities received from processing a subscription-in-kind.

Prospectus  |    139

ASTON/Fairpointe Mid Cap Fund – Class N Year Ended October 31,	2014	2013	2012		2011		2010
Per Share Operating Data:
Net Asset Value, Beginning of Period	$45.40	$32.79	$29.76		$29.04		$22.73
Income from Investment Operations:
Net investment income (loss)	(0.06)	0.17	0.16		0.06	(a)	0.01
Net realized and unrealized gain on investments	5.82	13.48	3.13		0.82		6.35

Total from investment operations	5.76	13.65	3.29		0.88		6.36
Less Distributions:
Distributions from and in excess of net investment income	—	(0.30)	(0.05)		(0.08)		(0.05)
Distributions from net realized gain on investments	(4.27)	(0.74)	(0.21)		(0.08)		—

Total distributions	(4.27)	(1.04)	(0.26)		(0.16)		(0.05)
Net increase in net asset value	1.49	12.61	3.03		0.72		6.31
Net Asset Value, End of Period	$46.89	$45.40	$32.79		$29.76		$29.04
Total Return(b)	13.32%	42.88%	11.15%		2.98%		28.01%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$2,432,815	$2,370,432	$1,561,510		$1,502,266		$1,469,354
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.10%	1.11%	1.11	%(c)	1.14	%(c)	1.14	%(c)
After expense reimbursement and/or fee waiver by Adviser	1.10%	1.11%	1.11	%(c)	1.14	%(c)	1.14	%(c)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(0.12)%	0.42%	0.50%		0.21%		—	%(d)
After expense reimbursement and/or fee waiver by Adviser	(0.12)%	0.42%	0.50%		0.21%		—	%(d)
Portfolio Turnover	50.25%	36.98%	28.06	%(e)	11.20%		13.82%

ASTON/Fairpointe Mid Cap Fund – Class I Year Ended October 31,	2014	2013	2012		2011		2010
Per Share Operating Data:
Net Asset Value, Beginning of Period	$46.10	$33.28	$30.20		$29.41		$23.00
Income from Investment Operations:
Net investment income	0.05	0.28	0.24		0.14	(a)	0.07
Net realized and unrealized gain on investments	5.92	13.67	3.18		0.82		6.43

Total from investment operations	5.97	13.95	3.42		0.96		6.50
Less Distributions:
Distributions from and in excess of net investment income	(0.06)	(0.39)	(0.13)		(0.09)		(0.09)
Distributions from net realized gain on investment	(4.27)	(0.74)	(0.21)		(0.08)		—

Total distributions	(4.33)	(1.13)	(0.34)		(0.17)		(0.09)
Net increase in net asset value	1.64	12.82	3.08		0.79		6.41
Net Asset Value, End of Period	$47.74	$46.10	$33.28		$30.20		$29.41
Total Return(b)	13.61%	43.23%	11.46%		3.22%		28.31%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$3,531,114	$2,521,876	$1,464,222		$1,339,223		$499,651
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.85%	0.86%	0.86	%(c)	0.89	%(c)	0.89	%(c)
After expense reimbursement and/or fee waiver by Adviser	0.85%	0.86%	0.86	%(c)	0.89	%(c)	0.89	%(c)
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.13%	0.67%	0.75%		0.46%		0.25%
After expense reimbursement and/or fee waiver by Adviser	0.13%	0.67%	0.75%		0.46%		0.25%
Portfolio Turnover	50.25%	36.98%	28.06	%(e)	11.20%		13.82%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Ratios of expenses to average net assets include interest expense of less than 0.005% for each of the years ended October 31, 2012, October 31, 2011, and October 31, 2010, which are not included in the contractual expense limitation. The interest expense is from utilizing the line of credit.
(d)	Represents less than 0.005%.
(e)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

Prospectus  |    140

ASTON/Montag & Caldwell Mid Cap Growth Fund – Class N Year Ended October 31,	2014		2013	2012		2011		2010
Per Share Operating Data:
Net Asset Value, Beginning of Period	$12.77		$10.36	$9.71		$8.51		$6.83
Income from Investment Operations:
Net investment loss	(0.06	)(b)	(0.07)	(0.07	)(b)	(0.07)		(0.04)
Net realized and unrealized gain on investments	1.20		2.58	0.72		1.27		1.74

Total from investment operations	1.14		2.51	0.65		1.20		1.70
Less Distributions:
Distributions from and in excess of net investment income	—		—	—		—		(0.02)
Distributions from net realized gain on investments	(1.92)		(0.10)	—		—		—

Total distributions	(1.92)		(0.10)	—		—		(0.02)
Net increase (decrease) in net asset value	(0.78)		2.41	0.65		1.20		1.68
Net Asset Value, End of Period	$11.99		$12.77	$10.36		$9.71		$8.51
Total Return(c)	9.75%		24.51%	6.70%		14.10%		24.85%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$7,633		$11,402	$7,369		$4,507		$3,399
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	2.16%		1.85%	2.50%		3.07%		3.55%
After expense reimbursement and/or fee waiver by Adviser	1.25%		1.25%	1.25	%(d)	1.39	%(d)	1.40%
Ratios of net investment loss to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(1.45)%		(1.18)%	(1.88)%		(2.39)%		(2.75)%
After expense reimbursement and/or fee waiver by Adviser	(0.55)%		(0.58)%	(0.63)%		(0.71)%		(0.60)%
Portfolio Turnover	32.96%		74.24%	36.60%		29.31%		31.49%

ASTON/Montag & Caldwell Mid Cap Growth Fund – Class I Year Ended October 31,	2014(a)
Per Share Operating Data:
Net Asset Value, Beginning of Period	$11.36
Income from Investment Operations:
Net investment loss	(0.04	)(b)
Net realized and unrealized gain on investments	0.68

Total from investment operations	0.64
Net increase in net asset value	0.64
Net Asset Value, End of Period	$12.00
Total Return(c)	5.63	%(e)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$3,867
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	2.27	%(f)
After expense reimbursement and/or fee waiver by Adviser	1.00	%(f)
Ratios of net investment loss to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(1.95	)%(f)
After expense reimbursement and/or fee waiver by Adviser	(0.68	)%(f)
Portfolio Turnover	32.96	%(e)

(a)	The inception date for the Montag & Caldwell Mid Cap Growth Fund Class I shares is May 14, 2014.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	For the period November 1, 2010 through September 29, 2011 the Adviser contractually waived management fees and/or reimbursed expenses so that the net expense ratio did not exceed 1.40%, excluding interest, taxes, investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses. Effective September 30, 2011, the Adviser implemented a voluntary expense limitation of 1.25%. Subsequently, on February 29, 2012, the Adviser removed the voluntary expense limitation and replaced it with a contractual expense limitation of 1.25%.
(e)	Not annualized.
(f)	Annualized.

Prospectus  |    141

ASTON/TAMRO Small Cap Fund – Class N Year Ended October 31,	2014		2013		2012		2011		2010
Per Share Operating Data:
Net Asset Value, Beginning of Period	$24.06		$20.52		$20.57		$19.42		$14.67
Income from Investment Operations:
Net investment loss	(0.13	)(a)	(0.03	)(a)	(0.12	)(a)	(0.15	)(a)	(0.08	)(a)
Net realized and unrealized gain on investments	0.30		5.55		2.09		1.75		4.83

Total from investment operations	0.17		5.52		1.97		1.60		4.75
Less Distributions:
Distributions from net realized gain on investments	(2.16)		(1.98)		(2.02)		(0.45)		—

Total distributions	(2.16)		(1.98)		(2.02)		(0.45)		—
Net increase (decrease) in net asset value	(1.99)		3.54		(0.05)		1.15		4.75
Net Asset Value, End of Period	$22.07		$24.06		$20.52		$20.57		$19.42
Total Return(b)	0.57%		29.52%		10.70%		8.16%		32.29%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$336,350		$533,627		$389,125		$375,969		$335,809
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.31%		1.31%		1.28	%(c)	1.29%		1.34%
After expense reimbursement and/or fee waiver by Adviser	1.31%		1.31%		1.28	%(c)	1.29%		1.34%
Ratios of net investment loss to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(0.57)%		(0.16)%		(0.59)%		(0.69)%		(0.49)%
After expense reimbursement and/or fee waiver by Adviser	(0.57)%		(0.16	)%(d)	(0.59)%		(0.69)%		(0.49)%
Portfolio Turnover	69.72%		71.28	%(d)(e)	48.22	%(d)	47.25%		62.13%

ASTON/TAMRO Small Cap Fund – Class I Year Ended October 31,	2014		2013		2012		2011		2010
Per Share Operating Data:
Net Asset Value, Beginning of Period	$24.69		$20.96		$20.91		$19.69		$14.87
Income from Investment Operations:
Net investment income (loss)	(0.07	)(a)	0.02	(a)	(0.07	)(a)	(0.09	)(a)	(0.04	)(a)
Net realized and unrealized gain on investments	0.30		5.69		2.14		1.76		4.87

Total from investment operations	0.23		5.71		2.07		1.67		4.83
Less Distributions:
Distributions from and in excess of net investment income	—		—		—		—		(0.01)
Distributions from net realized gain on investments	(2.16)		(1.98)		(2.02)		(0.45)		—

Total distributions	(2.16)		(1.98)		(2.02)		(0.45)		(0.01)
Net increase (decrease) in net asset value	(1.93)		3.73		0.05		1.22		4.82
Net Asset Value, End of Period	$22.76		$24.69		$20.96		$20.91		$19.69
Total Return(b)	0.86%		29.84%		10.98%		8.40%		32.62%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$469,518		$792,172		$635,663		$625,315		$549,627
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.06%		1.06%		1.03	%(c)	1.04%		1.09%
After expense reimbursement and/or fee waiver by Adviser	1.06%		1.06%		1.03	%(c)	1.04%		1.09%
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(0.32)%		0.09%		(0.34)%		(0.44)%		(0.24)%
After expense reimbursement and/or fee waiver by Adviser	(0.32)%		0.09	%(d)	(0.34)%		(0.44)%		(0.24)%
Portfolio Turnover	69.72%		71.28	%(d)(e)	48.22	%(d)	47.25%		62.13%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Ratios of expenses to average net assets include interest expense of less than 0.005% for the year ended October 31, 2012, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit.
(d)	Portfolio turnover rate excludes securities delivered from processing redemptions-in-kind.
(e)	Portfolio turnover rate excludes securities received from processing a subscription-in-kind.

Prospectus  |    142

ASTON/River Road Select Value Fund – Class N Year Ended October 31,	2014		2013	2012		2011		2010
Per Share Operating Data:
Net Asset Value, Beginning of Period	$10.28		$8.50	$9.54		$9.01		$7.71
Income from Investment Operations:
Net investment income (loss)	(0.03	)(a)	0.07 (a)	0.01	(a)	(0.02	)(a)	0.02	(a)
Net realized and unrealized gain on investments	0.03		2.34	1.01		0.66		1.28

Total from investment operations	—		2.41	1.02		0.64		1.30
Less Distributions:
Distributions from net investment income	(0.02)		(0.12)	—		(0.03)		—
Distributions from net realized gains on investments	(1.49)		(0.51)	(2.06)		(0.08)		—

Total distributions	(1.51)		(0.63)	(2.06)		(0.11)		—
Net increase (decrease) in net asset value	(1.51)		1.78	(1.04)		0.53		1.30
Net Asset Value, End of Period	$8.77		$10.28	$8.50		$9.54		$9.01
Total Return(b)	(0.23)%		30.44%	12.87%		7.12%		16.86%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$8,388		$19,099	$6,270		$13,160		$52,522
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser	1.45%		1.46%	1.43	%(c)	1.42	%(c)	1.41	%(c)
After expense reimbursement and/or fee waiver, or recoupment by Adviser	1.45%		1.46%	1.43	%(c)	1.42	%(c)	1.43	%(c)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser	(0.36)%		0.78%	0.07%		(0.18)%		0.31%
After expense reimbursement and/or fee waiver, or recoupment by Adviser	(0.36)%		0.78%	0.07%		(0.18)%		0.29%
Portfolio Turnover	64.44%		71.01%	38.84%		48.22%		53.73%

ASTON/River Road Select Value Fund – Class I Year Ended October 31,	2014		2013	2012		2011		2010
Per Share Operating Data:
Net Asset Value, Beginning of Period	$10.38		$8.58	$9.59		$9.04		$7.73
Income from Investment Operations:
Net investment income (loss)	(0.01	)(a)	0.10 (a)	0.03	(a)	0.01	(a)	0.05	(a)
Net realized and unrealized gain on investments	0.04		2.36	1.02		0.67		1.28

Total from investment operations	0.03		2.46	1.05		0.68		1.33
Less Distributions:
Distributions from net investment income	(0.04)		(0.15)	—		(0.05)		(0.02)
Distributions from net realized gains on investments	(1.49)		(0.51)	(2.06)		(0.08)		—

Total distributions	(1.53)		(0.66)	(2.06)		(0.13)		(0.02)
Net increase (decrease) in net asset value	(1.50)		1.80	(1.01)		0.55		1.31
Net Asset Value, End of Period	$8.88		$10.38	$8.58		$9.59		$9.04
Total Return(b)	0.00%		30.74%	13.18%		7.56%		17.19%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$176,166		$198,220	$156,510		$130,527		$163,232
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser	1.20%		1.21%	1.18	%(c)	1.17	%(c)	1.16	%(c)
After expense reimbursement and/or fee waiver, or recoupment by Adviser	1.20%		1.21%	1.18	%(c)	1.17	%(c)	1.18	%(c)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser	(0.11)%		1.03%	0.32%		0.07%		0.56%
After expense reimbursement and/or fee waiver, or recoupment by Adviser	(0.11)%		1.03%	0.32%		0.07%		0.54%
Portfolio Turnover	64.44%		71.01%	38.84%		48.22%		53.73%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Ratios of expenses to average net assets include interest expense of less than 0.005% for each of the years ended October 31, 2012, October 31, 2011 and October 31, 2010, which are not included in the contractual expense limitation. The interest expense is from utilizing the line of credit.

Prospectus  |    143

ASTON/River Road Small Cap Value Fund – Class N Year Ended October 31,	2014		2013	2012	2011		2010
Per Share Operating Data:
Net Asset Value, Beginning of Period	$17.05		$13.56	$12.20	$11.60		$10.22
Income from Investment Operations:
Net investment income (loss)	(0.04	)(a)	0.16	0.03 (a)	(0.03)		0.03
Net realized and unrealized gain on investments	0.14		3.98	1.33	0.67		1.36

Total from investment operations	0.10		4.14	1.36	0.64		1.39
Less Distributions:
Distributions from and in excess of net investment income	(0.04)		(0.22)	—	(0.04)		(0.01)
Distributions from net realized gain on investments	(3.58)		(0.43)	—	—		—

Total distributions	(3.62)		(0.65)	—	(0.04)		(0.01)
Net increase (decrease) in net asset value	(3.52)		3.49	1.36	0.60		1.38
Net Asset Value, End of Period	$13.53		$17.05	$13.56	$12.20		$11.60
Total Return(c)	(0.05)%		31.98%	11.15%	5.46%		13.60%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$49,049		$56,793	$49,154	$91,347		$213,326
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.33%		1.34%	1.37%	1.37	%(d)	1.39	%(d)
After expense reimbursement and/or fee waiver by Adviser	1.33%		1.34%	1.37%	1.37	%(d)	1.39	%(d)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(0.26)%		1.03%	0.22%	(0.13)%		0.27%
After expense reimbursement and/or fee waiver by Adviser	(0.26)%		1.03%	0.22%	(0.13)%		0.27%
Portfolio Turnover	66.22%		56.08%	26.95%	42.29%		51.05%

ASTON/River Road Small Cap Value Fund – Class I Year Ended October 31,	2014		2013	2012	2011		2010
Per Share Operating Data:
Net Asset Value, Beginning of Period	$17.13		$13.62	$12.22	$11.62		$10.24
Income from Investment Operations:
Net investment income (loss)	(—	)(a)(b)	0.19	0.06 (a)	0.01		0.06
Net realized and unrealized gain on investments	0.13		4.01	1.34	0.65		1.35

Total from investment operations	0.13		4.20	1.40	0.66		1.41
Less Distributions:
Distributions from and in excess of net investment income	(0.08)		(0.26)	—	(0.06)		(0.03)
Distributions from net realized gain on investments	(3.58)		(0.43)	—	—		—

Total distributions	(3.66)		(0.69)	—	(0.06)		(0.03)
Net increase (decrease) in net asset value	(3.53)		3.51	1.40	0.60		1.38
Net Asset Value, End of Period	$13.60		$17.13	$13.62	$12.22		$11.62
Total Return(c)	0.16%		32.36%	11.46%	5.70%		13.80%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$250,173		$252,804	$240,075	$246,141		$255,344
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.08%		1.09%	1.12%	1.12	%(d)	1.14	%(d)
After expense reimbursement and/or fee waiver by Adviser	1.08%		1.09%	1.12%	1.12	%(d)	1.14	%(d)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(0.01)%		1.28%	0.47%	0.12%		0.52%
After expense reimbursement and/or fee waiver by Adviser	(0.01)%		1.28%	0.47%	0.12%		0.52%
Portfolio Turnover	66.22%		56.08%	26.95%	42.29%		51.05%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	Represents less than $(0.005) per share.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Ratios of expenses to average net assets include interest expense of less than 0.005% for each of the years ended October 31, 2011 and October 31, 2010, which are not included in the contractual expense limitation. The interest expense is from utilizing the line of credit.

Prospectus  |    144

ASTON/River Road Independent Value Fund – Class N Year Ended October 31,	2014		2013		2012		2011(a)
Per Share Operating Data:
Net Asset Value, Beginning of Period	$11.47		$11.42		$10.75		$10.00
Income from Investment Operations:
Net investment loss	(0.12	)(b)	(0.07)		(0.09	)(b)	(0.07	)(b)
Net realized and unrealized gain (loss) on investments	(0.01)		0.75		0.88		0.82

Total from investment operations	(0.13)		0.68		0.79		0.75
Less Distributions:
Distributions from net realized gain on investments	(0.45)		(0.63)		(0.12)		—

Total distributions	(0.45)		(0.63)		(0.12)		—
Net increase (decrease) in net asset value	(0.58)		0.05		0.67		0.75
Net Asset Value, End of Period	$10.89		$11.47		$11.42		$10.75
Total Return(c)	(1.24)%		6.37%		7.41%		7.50	%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$285,949		$339,088		$362,416		$306,223
Ratios of expenses to average net assets:
Before earnings credit, expense reimbursement and/or fee waiver, by the Adviser	1.42	%(e)	1.43	%(e)	1.44	%(e)	1.59	%(f)
After earnings credit, expense reimbursement and/or fee waiver, by the Adviser	1.42	%(e)	1.41	%(e)	1.42	%(e)	1.42	%(f)
Ratios of net investment loss to average net assets:
Before earnings credit, expense reimbursement and/or fee waiver, by the Adviser	(1.04)%		(0.61)%		(0.81)%		(0.98	)%(f)
After earnings credit, expense reimbursement and/or fee waiver, by the Adviser	(1.03)%		(0.59)%		(0.79)%		(0.80	)%(f)
Portfolio Turnover	91.10%		82.24	%(g)	141.17%		105.69	%(d)

ASTON/River Road Independent Value Fund – Class I Year Ended October 31,	2014		2013		2012		2011(a)
Per Share Operating Data:
Net Asset Value, Beginning of Period	$11.54		$11.46		$10.75		$ 10.92
Income from Investment Operations:
Net investment loss	(0.09	)(b)	(0.04)		(0.06	)(b)	(0.02	)(b)
Net realized and unrealized gain (loss) on investments	(0.02)		0.75		0.89		(0.15)

Total from investment operations	(0.11)		0.71		0.83		(0.17)
Less Distributions:
Distributions from net realized gain on investments	(0.45)		(0.63)		(0.12)		—

Total distributions	(0.45)		(0.63)		(0.12)		—
Net increase (decrease) in net asset value	(0.56)		0.08		0.71		(0.17)
Net Asset Value, End of Period	$10.98		$11.54		$11.46		$10.75
Total Return(c)	(1.05)%		6.62%		7.68%		(1.47	)%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$381,289		$386,268		$338,234		$85,478
Ratios of expenses to average net assets:
Before earnings credit, expense reimbursement and/or fee waiver, by the Adviser	1.17	%(e)	1.18	%(e)	1.19	%(e)	1.34	%(f)
After earnings credit, expense reimbursement and/or fee waiver, by the Adviser	1.17	%(e)	1.16	%(e)	1.17	%(e)	1.17	%(f)
Ratios of net investment loss to average net assets:
Before earnings credit, expense reimbursement and/or fee waiver, by the Adviser	(0.79)%		(0.36)%		(0.56)%		(0.73	)%(f)
After earnings credit, expense reimbursement and/or fee waiver, by the Adviser	(0.78)%		(0.34)%		(0.54)%		(0.55	)%(f)
Portfolio Turnover	91.10%		82.24	%(g)	141.17%		105.69	%(d)

(a)	The inception date for the River Road Independent Value Fund Class N shares is December 31, 2010 and Class I shares is June 1, 2011.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Ratios of expenses to average net assets include Earnings Credits of 0.01% for the year ended October 31, 2013 and less than 0.005% for the years ended October 31, 2014 and 2012, which are not included in the contractual expense limitation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received from processing a subscription-in-kind.

Prospectus  |    145

ASTON/LMCG Small Cap Growth Fund – Class N Year Ended October 31,	2014		2013		2012		2011(a)
Per Share Operating Data:
Net Asset Value, Beginning of Period	$14.71		$11.42		$9.95		$10.00
Income from Investment Operations:
Net investment income (loss)	(0.13	)(b)	—	(b)(c)	(0.12	)(b)	(0.04)
Net realized and unrealized gain (loss) on investments	2.21		4.18		1.59		(0.01)

Total from investment operations	2.08		4.18		1.47		(0.05)
Less Distributions:
Distributions from net realized gains on investments	(2.03)		(0.89)		—		—

Total distributions	(2.03)		(0.89)		—		—
Net increase (decrease) in net asset value	0.05		3.29		1.47		(0.05)
Net Asset Value, End of Period	$14.76		$14.71		$11.42		$9.95
Total Return(d)	15.18%		39.31%		14.77%		(0.50	)%(e)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$37,099		$32,045		$5,659		$5,411
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.67%		2.03%		2.86%		8.27	%(f)
After expense reimbursement and/or fee waiver by Adviser	1.35%		1.35%		1.35%		1.35	%(f)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(1.22)%		(0.66)%		(2.68)%		(8.14	)%(f)
After expense reimbursement and/or fee waiver by Adviser	(0.90)%		0.02%		(1.17)%		(1.21	)%(f)
Portfolio Turnover	143.99%		186.40	%(g)	168.05	%(h)	205.85	%(e)

ASTON/LMCG Small Cap Growth Fund – Class I Year Ended October 31,	2014		2013		2012		2011(a)
Per Share Operating Data:
Net Asset Value, Beginning of Period	$14.81		$11.46		$9.97		$12.40
Income from Investment Operations:
Net investment income (loss)	(0.09	)(b)	0.04	(b)	(0.10	)(b)	(0.04)
Net realized and unrealized gain (loss) on investments	2.23		4.20		1.59		(2.39)

Total from investment operations	2.14		4.24		1.49		(2.43)
Less Distributions:
Distributions from and in excess of net investment income	(0.03)		—		—		—
Distributions from net realized gains on investments	(2.03)		(0.89)		—		—

Total distributions	(2.06)		(0.89)		—		—
Net increase (decrease) in net asset value	0.08		3.35		1.49		(2.43)
Net Asset Value, End of Period	$14.89		$14.81		$11.46		$9.97
Total Return(d)	15.51%		39.72%		14.95%		(19.60	)%(e)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$15,083		$8,496		$755		$2,551
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.42%		1.78%		2.61%		6.25	%(f)
After expense reimbursement and/or fee waiver by Adviser	1.10%		1.10%		1.10%		1.10	%(f)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(0.97)%		(0.41)%		(2.43)%		(6.11	)%(f)
After expense reimbursement and/or fee waiver by Adviser	(0.65)%		0.27%		(0.92)%		(0.96	)%(f)
Portfolio Turnover	143.99%		186.40	%(g)	168.05	%(h)	205.85	%(e)

(a)	The inception date for the LMCG Small Cap Growth Fund Class N shares is November 3, 2010 and Class I shares is June 1, 2011.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	Represents less than $0.005 per share.
(d)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received from the reorganization.
(h)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

Prospectus  |    146

ASTON/Silvercrest Small Cap Fund – Class N Year Ended October 31,	2014	2013	2012(a)
Per Share Operating Data:
Net Asset Value, Beginning of Period	$14.54	$10.90	$10.00
Income from Investment Operations:
Net investment income	0.01	0.01 (b)	0.01
Net realized and unrealized gain on investments	1.16	3.77	0.89

Total from investment operations	1.17	3.78	0.90
Less Distributions:
Distributions from and in excess of net investment income	— (c)	(0.11)	—
Distributions from net realized gains on investments	(0.51)	(0.03)	—

Total distributions	(0.51)	(0.14)	—
Net increase in net asset value	0.66	3.64	0.90
Net Asset Value, End of Period	$15.20	$14.54	$10.90
Total Return(d)	8.18%	35.09%	9.00	%(e)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$6,673	$4,049	$750
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.61%	2.05%	5.10	%(f)
After expense reimbursement and/or fee waiver by Adviser	1.40%	1.40%	1.40	%(f)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(0.17)%	(0.61)%	(3.51	)%(f)
After expense reimbursement and/or fee waiver by Adviser	0.04%	0.04%	0.19	%(f)
Portfolio Turnover	31.68%	36.82%	26.22	%(e)(g)

ASTON/Silvercrest Small Cap Fund – Class I Year Ended October 31,	2014	2013	2012(a)
Per Share Operating Data:
Net Asset Value, Beginning of Period	$14.59	$10.93	$10.00
Income from Investment Operations:
Net investment income	0.05	0.04 (b)	0.03
Net realized and unrealized gain on investments	1.17	3.78	0.90

Total from investment operations	1.22	3.82	0.93
Less Distributions:
Distributions from and in excess of net investment income	(0.03)	(0.13)	—
Distributions from net realized gains on investments	(0.51)	(0.03)	—

Total distributions	(0.54)	(0.16)	—
Net increase in net asset value	0.68	3.66	0.93
Net Asset Value, End of Period	$15.27	$14.59	$10.93
Total Return(d)	8.47%	35.39%	9.30	%(e)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$62,215	$29,219	$4,962
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.36%	1.80%	4.85	%(f)
After expense reimbursement and/or fee waiver by Adviser	1.15%	1.15%	1.15	%(f)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.08%	(0.36)%	(3.26	)%(f)
After expense reimbursement and/or fee waiver by Adviser	0.29%	0.29%	0.44	%(f)
Portfolio Turnover	31.68%	36.82%	26.22	%(e)(g)

(a)	The inception date for the Silvercrest Small Cap Fund Class N and Class I shares is December 27, 2011.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	Represents less than $(0.005) per share.
(d)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

Prospectus  |    147

ASTON/DoubleLine Core Plus Fixed Income Fund – Class N Year Ended October 31,	2014	2013	2012	2011(a)
Per Share Operating Data:
Net Asset Value, Beginning of Period	$10.65	$11.10	$10.44	$10.00
Income from Investment Operations:
Net investment income	0.40	0.30	0.33 (b)	0.12	(b)
Net realized and unrealized gain (loss) on investments	0.22	(0.33)	0.72	0.41

Total from investment operations	0.62	(0.03)	1.05	0.53
Less Distributions:
Distributions from and in excess of net investment income	(0.41)	(0.36)	(0.37)	(0.09)
Distributions from net realized gain on investments	—	(0.06)	(0.02)	—

Total distributions	(0.41)	(0.42)	(0.39)	(0.09)
Net increase (decrease) in net asset value	0.21	(0.45)	0.66	0.44
Net Asset Value, End of Period	$10.86	$10.65	$11.10	$ 10.44
Total Return(c)	5.96%	(0.28)%	10.25%	5.33	%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$49,147	$66,368	$71,546	$22,657
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.08%	1.04%	1.35%	3.16	%(e)
After expense reimbursement and/or fee waiver by Adviser	0.94%	0.94%	0.94%	0.94	%(e)
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	3.58%	2.66%	2.59%	1.63	%(e)
After expense reimbursement and/or fee waiver by Adviser	3.72%	2.77%	3.01%	3.85	%(e)
Portfolio Turnover	117.18%	125.07%	118.67%	38.49	%(d)

ASTON/DoubleLine Core Plus Fixed Income Fund – Class I Year Ended October 31,	2014	2013	2012	2011(a)
Per Share Operating Data:
Net Asset Value, Beginning of Period	$10.65	$11.10	$10.44	$10.00
Income from Investment Operations:
Net investment income	0.44	0.33	0.35 (b)	0.13	(b)
Net realized and unrealized gain (loss) on investments	0.21	(0.33)	0.73	0.41

Total from investment operations	0.65	—	1.08	0.54
Less Distributions:
Distributions from and in excess of net investment income	(0.44)	(0.39)	(0.40)	(0.10)
Distributions from net realized gain on investments	—	(0.06)	(0.02)	—

Total distributions	(0.44)	(0.45)	(0.42)	(0.10)
Net increase (decrease) in net asset value	0.21	(0.45)	0.66	0.44
Net Asset Value, End of Period	$10.86	$10.65	$11.10	$10.44
Total Return(c)	6.22%	(0.03)%	10.52%	5.38	%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$158,198	$110,018	$105,335	$4,486
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.83%	0.79%	1.10%	2.91	%(e)
After expense reimbursement and/or fee waiver by Adviser	0.69%	0.69%	0.69%	0.69	%(e)
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	3.83%	2.91%	2.84%	1.88	%(e)
After expense reimbursement and/or fee waiver by Adviser	3.97%	3.02%	3.26%	4.10	%(e)
Portfolio Turnover	117.18%	125.07%	118.67%	38.49	%(d)

(a)	The inception date for the DoubleLine Core Plus Fixed Income Fund Class N and Class I shares is July 18, 2011.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.

Prospectus  |    148

ASTON/TCH Fixed Income Fund – Class N Year Ended October 31,	2014	2013	2012	2011		2010
Per Share Operating Data:
Net Asset Value, Beginning of Period	$10.67	$11.11	$10.59	$10.49		$10.02
Income from Investment Operations:
Net investment income	0.35 (a)	0.40 (a)	0.45 (a)	0.47	(a)	0.50 (a)
Net realized and unrealized gain (loss) on investments	0.23	(0.39)	0.56	0.10		0.47

Total from investment operations	0.58	0.01	1.01	0.57		0.97
Less Distributions:
Distributions from and in excess of net investment income	(0.40)	(0.45)	(0.49)	(0.47)		(0.50)

Total distributions	(0.40)	(0.45)	(0.49)	(0.47)		(0.50)
Net increase (decrease) in net asset value	0.18	(0.44)	0.52	0.10		0.47
Net Asset Value, End of Period	$10.85	$10.67	$11.11	$10.59		$10.49
Total Return(b)	5.48%	0.13%	9.74%	5.62%		9.98%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$36,950	$45,771	$59,772	$62,346		$46,274
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.17%	1.02%	1.02%	1.14%		0.98%
After expense reimbursement and/or fee waiver by Adviser	0.94%	0.84%	0.86%	0.88	%(c)	0.62%
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	3.04%	3.49%	4.03%	4.20%		4.51%
After expense reimbursement and/or fee waiver by Adviser	3.26%	3.67%	4.19%	4.46%		4.87%
Portfolio Turnover	36.31%	53.77%	57.43%	37.51%		23.92%

ASTON/TCH Fixed Income Fund – Class I Year Ended October 31,	2014	2013	2012	2011		2010
Per Share Operating Data:
Net Asset Value, Beginning of Period	$10.67	$11.11	$10.59	$10.49		$10.02
Income from Investment Operations:
Net investment income	0.38 (a)	0.42 (a)	0.47 (a)	0.49	(a)	0.51 (a)
Net realized and unrealized gain (loss) on investments	0.22	(0.39)	0.55	0.11		0.48

Total from investment operations	0.60	0.03	1.02	0.60		0.99
Less Distributions:
Distributions from and in excess of net investment income	(0.42)	(0.47)	(0.50)	(0.50)		(0.52)

Total distributions	(0.42)	(0.47)	(0.50)	(0.50)		(0.52)
Net increase (decrease) in net asset value	0.18	(0.44)	0.52	0.10		0.47
Net Asset Value, End of Period	$10.85	$10.67	$11.11	$10.59		$10.49
Total Return(b)	5.75%	0.28%	9.93%	5.89%		10.11%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$15,199	$8,742	$10,396	$10,423		$14,881
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.92%	0.87%	0.85%	0.89%		0.85%
After expense reimbursement and/or fee waiver by Adviser	0.69%	0.69%	0.69%	0.63	%(c)	0.49%
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	3.29%	3.64%	4.20%	4.45%		4.64%
After expense reimbursement and/or fee waiver by Adviser	3.51%	3.82%	4.36%	4.71%		5.00%
Portfolio Turnover	36.31%	53.77%	57.43%	37.51%		23.92%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Effective March 1, 2011, the contractual expense limitation was increased from 0.74% to 0.94% for Class N and 0.49% to 0.69% for Class I, excluding interest, taxes, investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses.

Prospectus  |    149

ASTON/Lake Partners LASSO Alternatives Fund – Class N Year Ended October 31,	2014		2013		2012		2011		2010(a)
Per Share Operating Data:
Net Asset Value, Beginning of Period	$13.34		$12.39		$11.94		$ 11.97		$11.48
Income from Investment Operations:
Net investment income (loss)	(0.07	)(b)	—	(b)(c)	0.04	(b)	(0.01	)(b)	0.04	(b)
Net realized and unrealized gain on investments	0.50	(d)	1.11		0.59		0.13		0.45

Total from investment operations	0.43		1.11		0.63		0.12		0.49
Less Distributions:
Distributions from and in excess of net investment income	(0.09)		(0.16)		(0.18)		(0.08)		—
Distributions from capital gains	(0.04)		—		—		(0.07)		—

Total distributions	(0.13)		(0.16)		(0.18)		(0.15)		—
Net increase (decrease) in net asset value	0.30		0.95		0.45		(0.03)		0.49
Net Asset Value, End of Period	$13.64		$13.34		$12.39		$ 11.94		$11.97
Total Return(e)	3.27%		9.05%		5.34%		0.92%		4.27	%(f)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$44,386		$54,388		$33,719		$17,626		$8,296
Ratios of expenses to average net assets:
Before earnings credit, expense reimbursement and/or fee waiver, or recoupment by the Adviser(g)	1.41%		1.43	%(h)	1.41	%(h)(i)	1.53%		2.19	%(j)
After earnings credit, expense reimbursement and/or fee waiver, or recoupment by the Adviser(g)	1.43%		1.45	%(h)	1.45	%(h)(i)	1.45%		1.45	%(j)(k)
Ratios of net investment income (loss) to average net assets:
Before earnings credit, expense reimbursement and/or fee waiver, or recoupment by the Adviser	(0.51)%		—	%(c)	0.36	%(i)	(0.17)%		(0.25	)%(j)
After earnings credit, expense reimbursement and/or fee waiver, or recoupment by the Adviser	(0.53)%		(0.03)%		0.32	%(i)	(0.10)%		0.49	%(j)
Portfolio Turnover	45.91%		43.55%		45.60%		79.77%		116.68	%(f)

ASTON/Lake Partners LASSO Alternatives Fund – Class I Year Ended October 31,	2014		2013		2012		2011		2010
Per Share Operating Data:
Net Asset Value, Beginning of Period	$13.38		$12.42		$11.97		$11.98		$11.15
Income from Investment Operations:
Net investment income (loss)	(0.04	)(b)	0.03	(b)	0.07	(b)	0.02	(b)	0.08	(b)
Net realized and unrealized gain on investments	0.51	(d)	1.11		0.59		0.13		0.89

Total from investment operations	0.47		1.14		0.66		0.15		0.97
Less Distributions:
Distributions from and in excess of net investment income	(0.12)		(0.18)		(0.21)		(0.09)		(0.07)
Distributions from net realized gain on investments	(0.04)		—		—		(0.07)		(0.07)

Total distributions	(0.16)		(0.18)		(0.21)		(0.16)		(0.14)
Net increase (decrease) in net asset value	0.31		0.96		0.45		(0.01)		0.83
Net Asset Value, End of Period	$13.69		$13.38		$12.42		$11.97		$11.98
Total Return(e)	3.56%		9.31%		5.56%		1.22%		8.74%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$477,157		$416,475		$253,343		$189,999		$19,723
Ratios of expenses to average net assets:
Before earnings credit, expense reimbursement and/or fee waiver, or recoupment by the Adviser(g)	1.16%		1.18	%(h)	1.16	%(h)(i)	1.28%		2.32%
After earnings credit, expense reimbursement and/or fee waiver, or recoupment by the Adviser(g)	1.18%		1.20	%(h)	1.20	%(h)(i)	1.20%		1.24	%(k)
Ratios of net investment income (loss) to average net assets:
Before earnings credit, expense reimbursement and/or fee waiver, or recoupment by the Adviser	(0.26)%		0.25%		0.61	%(i)	0.08%		(0.41)%
After earnings credit, expense reimbursement and/or fee waiver, or recoupment by the Adviser	(0.28)%		0.22%		0.57	%(i)	0.15%		0.67%
Portfolio Turnover	45.91%		43.55%		45.60%		79.77%		116.68%

(a)	The inception date for the Lake Partners LASSO Alternatives Fund Class N shares is March 3, 2010.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	Represents less than $0.005 per share or less than 0.005%.
(d)	Includes capital contribution of less than $0.005 per share.
(e)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(f)	Not annualized.
(g)	Does not include expenses of the underlying funds in which the Fund invests.
(h)	Ratios of expenses to average net assets includes Earnings Credits of less than 0.005% for each of the years ended October 31, 2013 and October 31, 2012, which are not included in the contractual expense limitation.
(i)	Ratios of expenses and net investment income to average net assets include advisory fee waiver of less than 0.005% for the year ended October 31, 2012.
(j)	Annualized.
(k)	Effective March 30, 2010, the contractual expense limitation was decreased from 1.60% to 1.45% for Class N and 1.35% to 1.20% for Class I, excluding interest, taxes, investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses.

Prospectus  |    150

ASTON/Anchor Capital Enhanced Equity Fund – Class N Year Ended October 31,	2014	2013		2012		2011		2010
Per Share Operating Data:
Net Asset Value, Beginning of Period	$9.39	$8.68		$9.61		$9.41		$8.57
Income from Investment Operations:
Net investment income	0.17	0.20		0.16		0.14		0.10
Net realized and unrealized gain on investments	0.09	0.86		0.11		0.56		0.84

Total from investment operations	0.26	1.06		0.27		0.70		0.94
Less Distributions:
Distributions from and in excess of net investment income	(0.16)	(0.20)		(0.16)		(0.13)		(0.10)
Distributions from net realized gain on investments	—	(0.15)		(1.04)		(0.37)		—

Total distributions	(0.16)	(0.35)		(1.20)		(0.50)		(0.10)
Net increase (decrease) in net asset value	0.10	0.71		(0.93)		0.20		0.84
Net Asset Value, End of Period	$9.49	$9.39		$8.68		$9.61		$9.41
Total Return(b)	2.68%	12.60%		3.12%		7.69%		11.05%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$101,980	$101,663		$106,191		$48,365		$46,423
Ratios of expenses to average net assets:
Before earnings credit, expense reimbursement and/or fee waiver, or recoupment by the Adviser	1.19%	1.23	%(e)	1.22	%(e)(f)	1.24	%(f)	1.37%
After earnings credit, expense reimbursement and/or fee waiver, or recoupment by the Adviser	1.19%	1.23	%(e)	1.27	%(e)(f)	1.33	%(f)	1.40%
Ratios of net investment income to average net assets:
Before earnings credit, expense reimbursement and/or fee waiver, or recoupment by the Adviser	1.81%	2.24%		1.82%		1.51%		1.20%
After earnings credit, expense reimbursement and/or fee waiver, or recoupment by the Adviser	1.81%	2.24%		1.78%		1.41%		1.17%
Portfolio Turnover	41.24%	77.70%		56.33%		87.37%		41.33%

ASTON/Anchor Capital Enhanced Equity Fund – Class I Year Ended October 31,	2014	2013		2012		2011		2010(a)
Per Share Operating Data:
Net Asset Value, Beginning of Period	$9.40	$8.69		$9.62		$9.41		$9.04
Income from Investment Operations:
Net investment income	0.18	0.22		0.18		0.16		0.09
Net realized and unrealized gain on investments	0.10	0.86		0.11		0.57		0.37

Total from investment operations	0.28	1.08		0.29		0.73		0.46
Less Distributions:
Distributions from and in excess of net investment income	(0.18)	(0.22)		(0.18)		(0.15)		(0.09)
Distributions from net realized gain on investments	—	(0.15)		(1.04)		(0.37)		—

Total distributions	(0.18)	(0.37)		(1.22)		(0.52)		(0.09)
Net increase (decrease) in net asset value	0.10	0.71		(0.93)		0.21		0.37
Net Asset Value, End of Period	$9.50	$9.40		$8.69		$9.62		$9.41
Total Return(b)	2.94%	12.88%		3.46%		7.97%		5.10	%(c)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$108,985	$58,099		$71,618		$64,840		$46,140
Ratios of expenses to average net assets:
Before earnings credit, expense reimbursement and/or fee waiver, or recoupment by the Adviser	0.94%	0.98	%(e)	0.97	%(e)(f)	0.99	%(f)	1.10	%(d)
After earnings credit, expense reimbursement and/or fee waiver, or recoupment by the Adviser	0.94%	0.98	%(e)	1.02	%(e)(f)	1.08	%(f)	1.15	%(d)
Ratios of net investment income to average net assets:
Before earnings credit, expense reimbursement and/or fee waiver, or recoupment by the Adviser	2.06%	2.49%		2.07%		1.76%		1.37	%(d)
After earnings credit, expense reimbursement and/or fee waiver, or recoupment by the Adviser	2.06%	2.49%		2.03%		1.66%		1.32	%(d)
Portfolio Turnover	41.24%	77.70%		56.33%		87.37%		41.33%

(a)	The inception date for the Anchor Capital Enhanced Equity Fund Class I shares is March 3, 2010.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.
(e)	Ratios of expenses to average net assets include Earnings Credits of less than 0.005% for each of the years ended October 31, 2013 and October 31, 2012, which are not included in the contractual expense limitation.
(f)	Ratios of expenses to average net assets include interest expenses of less than 0.005% for each of the years ended October 31, 2012 and October 31, 2011, which are not included in the contractual expense limitation. The interest expenses are from utilizing the line of credit.

Prospectus  |    151

ASTON/River Road Long-Short Fund – Class N Year Ended October 31,	2014	2013		2012	2011(a)
Per Share Operating Data:
Net Asset Value, Beginning of Period	$12.02	$10.73		$9.91	$10.00
Income from Investment Operations:
Net investment loss	(0.19)	(0.17	)(b)	(0.18)	(0.04	)(b)
Net realized and unrealized gain (loss) on investments	(0.19)	2.02		1.00	(0.05)

Total from investment operations	(0.38)	1.85		0.82	(0.09)
Less Distributions:
Distributions from net realized gain on investments	(0.29)	(0.56)		—	—

Total distributions	(0.29)	(0.56)		—	—
Net increase (decrease) in net asset value	(0.67)	1.29		0.82	(0.09)
Net Asset Value, End of Period	$11.35	$12.02		$10.73	$9.91
Total Return(c)	(3.27)%	18.14%		8.17%	(0.80	)%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$109,140	$108,966		$7,506	$4,594
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser, including interest and dividend expense for securities sold short	2.53%	2.54%		5.03%	8.68	%(e)
After expense reimbursement and/or fee waiver, or recoupment by Adviser, including interest and dividend expense for securities sold short	2.58%	2.38%		3.11%	2.72	%(e)
After expense reimbursement and/or fee waiver, or recoupment by Adviser, excluding interest and dividend expense for securities sold short	1.70%	1.70%		1.70%	1.70	%(e)
Ratios of net investment loss to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser	(1.55)%	(1.62)%		(3.63)%	(6.80	)%(e)
After expense reimbursement and/or fee waiver, or recoupment by Adviser	(1.59)%	(1.46)%		(1.71)%	(0.84	)%(e)
Portfolio Turnover	303.04%	291.36%		277.72%	127.32	%(d)

ASTON/River Road Long-Short Fund – Class I Year Ended October 31,	2014	2013(a)
Per Share Operating Data:
Net Asset Value, Beginning of Period	$12.05	$10.96
Income from Investment Operations:
Net investment loss	(0.16)	(0.10	)(b)
Net realized and unrealized gain (loss) on investments	(0.20)	1.19

Total from investment operations	(0.36)	1.09
Less Distributions:
Distributions from net realized gain (loss) on investments	(0.29)	—

Total distributions	(0.29)	—
Net increase (decrease) in net asset value	(0.65)	1.09
Net Asset Value, End of Period	$11.40	$12.05
Total Return(c)	(3.01)%	9.85	%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$110,271	$71,175
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser, including interest and dividend expense for securities sold short	2.28%	2.20	%(e)
After expense reimbursement and/or fee waiver, or recoupment by Adviser, including interest and dividend expense for securities sold short	2.33%	2.10	%(e)
After expense reimbursement and/or fee waiver, or recoupment by Adviser, excluding interest and dividend expense for securities sold short	1.45%	1.45	%(e)
Ratios of net investment loss to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser	(1.30)%	(1.44	)%(e)
After expense reimbursement and/or fee waiver, or recoupment by Adviser	(1.34)%	(1.33	)%(e)
Portfolio Turnover	303.04%	291.36	%(d)

(a)	The inception date for the River Road Long-Short Fund Class N shares is May 4, 2011 and Class I shares is March 4, 2013.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.

Prospectus  |    152

ASTON/Barings International Fund – Class N Year Ended October 31,	2014	2013	2012	2011		2010(a)
Per Share Operating Data:
Net Asset Value, Beginning of Period	$7.81	$6.87	$6.81	$7.24		$6.48
Income from Investment Operations:
Net investment income	0.14 (b)	0.11 (b)	0.10 (b)	0.07	(b)	0.06	(b)
Net realized and unrealized gain (loss) on investments	(0.31)	1.00	0.17	(0.37)		0.70

Total from investment operations	(0.17)	1.11	0.27	(0.30)		0.76
Less Distributions:
Distributions from and in excess of net investment income	(0.18)	(0.09)	(0.04)	(0.13)		—
Distributions from net realized gain on investments	(0.48)	(0.08)	(0.17)	—		—

Total distributions	(0.66)	(0.17)	(0.21)	(0.13)		—
Net increase (decrease) in net asset value	(0.83)	0.94	0.06	(0.43)		0.76
Net Asset Value, End of Period	$6.98	$7.81	$6.87	$6.81		$7.24
Total Return(c)	(2.62)%	16.64%	4.28%	(4.22)%		11.73	%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$331	$477	$421	$393		$184
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.95%	1.67%	1.60%	1.68	%(e)	1.72	%(f)
After expense reimbursement and/or fee waiver by Adviser	1.40%	1.40%	1.40%	1.40	%(e)	1.40	%(f)
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.42%	1.26%	1.30%	0.76	%(e)	1.07	%(f)
After expense reimbursement and/or fee waiver by Adviser	1.97%	1.53%	1.50%	1.04	%(e)	1.39	%(f)
Portfolio Turnover	53.14%	55.78%	33.48%	58.96%		65.32%

ASTON/Barings International Fund – Class I Year Ended October 31,	2014	2013	2012	2011		2010
Per Share Operating Data:
Net Asset Value, Beginning of Period	$7.82	$6.89	$6.82	$7.26		$6.44
Income from Investment Operations:
Net investment income	0.16 (b)	0.13 (b)	0.12 (b)	0.09	(b)	0.06	(b)
Net realized and unrealized gain (loss) on investments	(0.31)	0.99	0.18	(0.38)		0.78

Total from investment operations	(0.15)	1.12	0.30	(0.29)		0.84
Less Distributions:
Distributions from and in excess of net investment income	(0.20)	(0.11)	(0.06)	(0.15)		(0.02)
Distributions from net realized gain on investments	(0.48)	(0.08)	(0.17)	—		—

Total distributions	(0.68)	(0.19)	(0.23)	(0.15)		(0.02)
Net increase (decrease) in net asset value	(0.83)	0.93	0.07	(0.44)		0.82
Net Asset Value, End of Period	$6.99	$7.82	$6.89	$6.82		$7.26
Total Return(c)	(2.37)%	16.72%	4.72%	(4.09)%		12.89%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$21,260	$37,507	$61,662	$52,390		$47,985
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.70%	1.42%	1.35%	1.43	%(e)	1.47%
After expense reimbursement and/or fee waiver by Adviser	1.15%	1.15%	1.15%	1.15	%(e)	1.15%
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.67%	1.51%	1.55%	1.01%		0.63%
After expense reimbursement and/or fee waiver by Adviser	2.22%	1.78%	1.75%	1.29%		0.95%
Portfolio Turnover	53.14%	55.78%	33.48%	58.96%		65.32%

(a)	The inception date for the Barings International Fund Class N shares is March 3, 2010.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	For the period November 1, 2010 through February 28, 2011, the Adviser voluntarily waived management fees and/or reimbursed expenses so that the net expense ratio did not exceed 1.40% for Class N and 1.15% for Class I, excluding interest, taxes, investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses. Effective March 1, 2011, the expense limitation became contractual and was decreased from 1.50% to 1.40% for Class N and 1.25% to 1.15% for Class I, excluding interest, taxes, investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses.
(f)	Annualized.

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ASTON/Guardian Capital Global Dividend Fund – Class N Year Ended October 31,	2014(a)
Per Share Operating Data:
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net investment income	0.13
Net realized and unrealized gain on investments	0.49

Total from investment operations	0.62
Less Distributions:
Distributions from and in excess of net investment income	(0.11)
Distributions from net realized gains on investment	—

Total Distributions	(0.11)
Net increase in net asset value	0.51
Net Asset Value, End of Period	$10.51
Total Return(b)	6.17	%(c)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$1,052
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	5.21	%(d)
After expense reimbursement and/or fee waiver by Adviser	1.30	%(d)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(1.74	)%(d)
After expense reimbursement and/or fee waiver by Adviser	2.17	%(d)
Portfolio Turnover	15.97	%(c)

ASTON/Guardian Capital Global Dividend Fund – Class I Year Ended October 31,	2014(a)
Per Share Operating Data:
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net investment income	0.14
Net realized and unrealized gain on investments	0.50

Total from investment operations	0.64
Less Distributions:
Distributions from and in excess of net investment income	(0.12)
Distributions from net realized gain on investment	—

Total Distributions	(0.12)
Net increase in net asset value	0.52
Net Asset Value, End of Period	$10.52
Total Return(b)	6.39	%(c)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$3,211
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	4.96	%(d)
After expense reimbursement and/or fee waiver by Adviser	1.05	%(d)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(1.49	)%(d)
After expense reimbursement and/or fee waiver by Adviser	2.42	%(d)
Portfolio Turnover	15.97	%(c)

(a)	The inception date for the Guardian Capital Global Dividend Fund Class N and Class I shares is April 14, 2014.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.

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ASTON/LMCG Emerging Markets Fund – Class N Year Ended October 31,	2014	2013(a)
Per Share Operating Data:
Net Asset Value, Beginning of Period	$9.65	$10.00
Income from Investment Operations:
Net investment income	0.11	0.08	(b)
Net realized and unrealized loss on investments	(0.07)	(0.43)

Total from investment operations	0.04	(0.35)
Less Distributions:
Distributions from and in excess of net investment income	(0.14)	—

Total distributions	(0.14)	—
Net decrease in net asset value	(0.10)	(0.35)
Net Asset Value, End of Period	$9.55	$9.65
Total Return(c)	0.49%	(3.50	)%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$725	$675
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	5.96%	7.24	%(e)
After expense reimbursement and/or fee waiver by Adviser	1.57%	1.65	%(e)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(3.24)%	(4.13	)%(e)
After expense reimbursement and/or fee waiver by Adviser	1.15%	1.46	%(e)
Portfolio Turnover	63.48%	101.96	%(d)

ASTON/LMCG Emerging Markets Fund – Class I Year Ended October 31,	2014	2013(a)
Per Share Operating Data:
Net Asset Value, Beginning of Period	$9.67	$10.00
Income from Investment Operations:
Net investment income	0.14	0.10	(b)
Net realized and unrealized loss on investments	(0.07)	(0.43)

Total from investment operations	0.07	(0.33)
Less Distributions:
Distributions from and in excess of net investment income	(0.16)	—

Total distributions	(0.16)	—
Net decrease in net asset value	(0.09)	(0.33)
Net Asset Value, End of Period	$9.58	$9.67
Total Return(c)	0.79%	(3.30	)%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$3,188	$3,307
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	5.71%	6.99	%(e)
After expense reimbursement and/or fee waiver by Adviser	1.33%	1.40	%(e)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(2.99)%	(3.88	)%(e)
After expense reimbursement and/or fee waiver by Adviser	1.40%	1.71	%(e)
Portfolio Turnover	63.48%	101.96	%(d)

(a)	The inception date for the LMCG Emerging Markets Fund Class N and Class I shares is March 28, 2013.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.

Prospectus  |    155

ASTON/Pictet International Fund – Class N Year Ended October 31,	2014(a)
Per Share Operating Data:
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net investment income	0.09
Net realized and unrealized loss on investments	(0.75)

Total from investment operations	(0.66)
Net decrease in net asset value	(0.66)
Net Asset Value, End of Period	$9.34
Total Return(b)	(6.60	)%(c)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$984
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	3.26	%(d)
After expense reimbursement and/or fee waiver by Adviser	1.40	%(d)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(0.25	)%(d)
After expense reimbursement and/or fee waiver by Adviser	1.61	%(d)
Portfolio Turnover	25.82	%(c)

ASTON/Pictet International Fund – Class I Year Ended October 31,	2014(a)
Per Share Operating Data:

Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net investment income	0.10
Net realized and unrealized loss on investments	(0.74)

Total from investment operations	(0.64)
Net decrease in net asset value	(0.64)
Net Asset Value, End of Period	$9.36
Total Return(b)	(6.40	)%(c)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$8,467
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	3.01	%(d)
After expense reimbursement and/or fee waiver by Adviser	1.15	%(d)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	—	%(d)(e)
After expense reimbursement and/or fee waiver by Adviser	1.86	%(d)
Portfolio Turnover	25.82	%(c)

(a)	The inception date for the Pictet International Fund Class N and Class I shares is April 14, 2014.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.
(e)	Represents less than 0.005%.

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ASTON/Harrison Street Real Estate Fund – Class N Year Ended October 31,	2014	2013	2012		2011		2010
Per Share Operating Data:
Net Asset Value, Beginning of Period	$11.29	$10.49	$8.97		$8.16		$5.77
Income from Investment Operations:
Net investment income	0.10 (a)	0.17 (a)	0.15	(a)	0.15	(a)	0.14	(a)
Net realized and unrealized gain on investments	1.37	0.79 (b)	1.44		0.79		2.36

Total from investment operations	1.47	0.96	1.59		0.94		2.50
Less Distributions:
Distributions from and in excess of net investment income	(0.13)	(0.16)	(0.07)		(0.13)		(0.11)

Total distributions	(0.13)	(0.16)	(0.07)		(0.13)		(0.11)
Net increase in net asset value .	1.34	0.80	1.52		0.81		2.39
Net Asset Value, End of Period	$12.63	$11.29	$10.49		$8.97		$8.16
Total Return(c)	13.19%	9.30%	17.85%		11.66%		43.77%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$12,852	$13,093	$10,381		$6,287		$6,158
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	2.16%	2.22%	2.36%		1.61	%(d)	1.68	%(d)
After expense reimbursement and/or fee waiver by Adviser	1.37%	1.37%	1.37%		1.29	%(d)	1.37	%(d)
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.08%	0.67%	0.53%		1.36%		1.65%
After expense reimbursement and/or fee waiver by Adviser	0.87%	1.52%	1.52%		1.68%		1.96%
Portfolio Turnover	162.93%	159.14%	86.62	%(e)	143.86%		75.30%

ASTON/Harrison Street Real Estate Fund – Class I Year Ended October 31,	2014	2013	2012		2011		2010
Per Share Operating Data:
Net Asset Value, Beginning of Period	$11.24	$10.44	$8.92		$8.12		$5.74
Income from Investment Operations:
Net investment income	0.13 (a)	0.20 (a)	0.15	(a)	0.16	(a)	0.16	(a)
Net realized and unrealized gain on investments	1.35	0.79 (b)	1.46		0.79		2.34

Total from investment operations	1.48	0.99	1.61		0.95		2.50
Less Distributions:
Distributions from and in excess of net investment income	(0.15)	(0.19)	(0.09)		(0.15)		(0.12)

Total distributions	(0.15)	(0.19)	(0.09)		(0.15)		(0.12)
Net increase in net asset value	1.33	0.80	1.52		0.80		2.38
Net Asset Value, End of Period	$12.57	$11.24	$10.44		$8.92		$8.12
Total Return(c)	13.45%	9.58%	18.16%		11.82%		44.14%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$732	$532	$166		$32,925		$29,425
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.91%	1.97%	2.11%		1.44	%(d)	1.43	%(d)
After expense reimbursement and/or fee waiver by Adviser	1.12%	1.12%	1.12%		1.12	%(d)	1.12	%(d)
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.33%	0.92%	0.78%		1.53%		1.90%
After expense reimbursement and/or fee waiver by Adviser	1.12%	1.77%	1.77%		1.85%		2.21%
Portfolio Turnover	162.93%	159.14%	86.62	%(e)	143.86%		75.30%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	Includes capital contribution of less than $0.005 per share.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Ratios of expenses to average net assets include interest expense of less than 0.005% for each of the years ended October 31, 2011 and October 31, 2010, which are not included in the contractual expense limitation. The interest expense is from utilizing the line of credit.
(e)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

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ASTON/Montag & Caldwell Balanced Fund – Class N Year Ended October 31,	2014	2013	2012	2011		2010
Per Share Operating Data:
Net Asset Value, Beginning of Period	$23.81	$21.46	$20.09	$19.13		$17.73
Income from Investment Operations:
Net investment income	0.12 (a)	0.21 (a)	0.16 (a)	0.15	(a)	0.21	(a)
Net realized and unrealized gain on investments	1.70	2.43	1.45	1.03		1.47

Total from investment operations	1.82	2.64	1.61	1.18		1.68
Less Distributions:
Distributions from and in excess of net investment income	(0.21)	(0.29)	(0.24)	(0.22)		(0.28)
Distributions from net realized gain on investments	(0.74)	—	—	—		—

Total distributions	(0.95)	(0.29)	(0.24)	(0.22)		(0.28)
Net increase in net asset value	0.87	2.35	1.37	0.96		1.40
Net Asset Value, End of Period	$24.68	$23.81	$21.46	$20.09		$19.13
Total Return(b)	7.83%	12.40%	8.03%	6.20%		9.54%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$20,446	$22,425	$31,536	$23,315		$29,194
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.43%	1.37%	1.42%	1.57	%(c)	1.38%
After expense reimbursement and/or fee waiver by Adviser	1.20%	1.20%	1.22%	1.35	%(c)	1.13%
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.26%	0.77%	0.57%	0.53%		0.89%
After expense reimbursement and/or fee waiver by Adviser	0.50%	0.94%	0.77%	0.76%		1.15%
Portfolio Turnover	27.43%	34.62%	35.48%	40.31%		51.68	%(d)

ASTON/Montag & Caldwell Balanced Fund – Class I Year Ended October 31,	2014	2013	2012	2011		2010
Per Share Operating Data:
Net Asset Value, Beginning of Period	$23.76	$21.41	$20.05	$19.08		$17.68
Income from Investment Operations:
Net investment income	0.14 (a)	0.23 (a)	0.19 (a)	0.20	(a)	0.22	(a)
Net realized and unrealized gain on investments	1.70	2.43	1.44	1.04		1.46

Total from investment operations	1.84	2.66	1.63	1.24		1.68
Less Distributions:
Distributions from and in excess of net investment income	(0.26)	(0.31)	(0.27)	(0.27)		(0.28)
Distributions from net realized gain on investments	(0.74)	—	—	—		—

Total distributions	(1.00)	(0.31)	(0.27)	(0.27)		(0.28)
Net increase in net asset value	0.84	2.35	1.36	0.97		1.40
Net Asset Value, End of Period	$24.60	$23.76	$21.41	$20.05		$19.08
Total Return(b)	7.92%	12.53%	8.14%	6.52%		9.57%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$1,934	$1,839	$1,930	$1,415		$1,362
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.33%	1.27%	1.30%	1.32	%(c)	1.35%
After expense reimbursement and/or fee waiver by Adviser	1.10%	1.10%	1.10%	1.10	%(c)	1.10%
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.36%	0.87%	0.69%	0.79%		0.92%
After expense reimbursement and/or fee waiver by Adviser	0.60%	1.04%	0.89%	1.02%		1.17%
Portfolio Turnover	27.43%	34.62%	35.48%	40.31%		51.68	%(d)

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Ratios of expenses to average net assets include interest expense of less than 0.005% for the year ended October 31, 2011, which is not included in the voluntary expense limitation. The interest expense is from utilizing the line of credit.
(d)	Portfolio turnover rate excludes securities received from a reorganization.

Prospectus  |    158

General Information

If you wish to know more about Aston Funds, you will find additional information in the following documents:

SHAREHOLDER REPORTS

You will receive an unaudited semi-annual report dated April 30 and an annual report dated October 31, which is audited by an independent registered public accounting firm. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI, which is incorporated into this prospectus by reference and dated February 28, 2015, as amended from time to time, is available to you without charge and can be mailed to you upon request. It contains more detailed information about the Funds.

HOW TO OBTAIN REPORTS

Contacting Aston Funds

You can get free copies of the reports and SAI, request other information and get answers to your questions about the Funds by contacting:

Address:	Aston Funds P.O. Box 9765 Providence, Rhode Island 02940

Phone:	Shareholder Services & Fund Literature Investment Advisor Services	800-992-8151 800-597-9704

Website:	www.astonfunds.com

Obtaining Information from the SEC

You can visit the EDGAR Database on the SEC’s website at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Funds at the SEC’s Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, you can call the SEC at 202-551-8090. Also, you can obtain copies of this information after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File Number: 811-8004

Prospectus  |    159

Aston Funds

P.O. Box 9765

Providence, Rhode Island 02940

ATN PRO 15